NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3) (1)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)

NORTHERN LIGHTS

Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PRO FUNDS

ProFund VP Asia 30 (PROA30)

ProFund VP Access High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Basic Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statement of changes in contract owners’ equity for the period from November 12, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 10, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 28, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 16, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 2, 2020 (inception) to December 31, 2020.

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 8, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 12, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from November 14, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from August 26, 2019 (inception) to December 31, 2019.

FEDERATED HERMES, INC.

Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 11, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 23, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC) MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 1, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of operations for the period from January 1, 2020 to May 15, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to May 15, 2020 (liquidation) and the year ended December 31, 2019.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	80,213	$838,078	$839,830	$8	$839,838	$-	$839,838	$839,838	$-	$839,838
ALVIVB	20,441	260,705	293,122	-	293,122	10	293,112	293,112	-	293,112
AAEIP3	348,984	2,345,618	2,278,867	-	2,278,867	25	2,278,842	2,278,842	-	2,278,842
ARLPE3	125,361	1,817,812	1,836,538	-	1,836,538	46	1,836,492	1,836,492	-	1,836,492
ACVGI	41	800	853	2	855	-	855	855	-	855
ACVIG	1,098,269	10,526,249	11,290,207	-	11,290,207	40	11,290,167	11,290,167	-	11,290,167
ACVIP2	1,166,462	12,174,030	12,936,062	-	12,936,062	38	12,936,024	12,936,024	-	12,936,024
ACVMV2	14,777	283,214	303,973	-	303,973	16	303,957	303,957	-	303,957
ACVU1	100,891	1,922,371	2,772,483	-	2,772,483	22	2,772,461	2,772,461	-	2,772,461
ACVV	716,970	7,732,753	8,008,559	37	8,008,596	-	8,008,596	8,008,596	-	8,008,596
ACVV2	13,638	147,131	152,610	-	152,610	5	152,605	152,605	-	152,605
AMVBC4	2,116,257	28,359,478	29,754,568	-	29,754,568	6	29,754,562	29,754,562	-	29,754,562
AMVCB4	1,593,477	16,008,747	17,289,228	-	17,289,228	71	17,289,157	17,289,157	-	17,289,157
AMVGS4	229,820	5,651,201	7,278,410	26	7,278,436	-	7,278,436	7,278,436	-	7,278,436
AMVI4	496,765	10,062,982	11,549,776	-	11,549,776	9	11,549,767	11,549,767	-	11,549,767
AMVNW4	573,527	13,772,235	17,802,275	4	17,802,279	-	17,802,279	17,802,279	-	17,802,279
PIHYB2	17,490	167,044	160,380	-	160,380	35	160,345	160,345	-	160,345
BRVDA3	194,002	2,209,696	2,648,130	26	2,648,156	-	2,648,156	2,648,156	-	2,648,156
BRVED3	521,920	5,860,655	6,080,364	39	6,080,403	-	6,080,403	6,080,403	-	6,080,403
BRVHY3	2,476,575	17,947,277	18,698,141	68,802	18,766,943	-	18,766,943	18,766,943	-	18,766,943
BRVTR3	984,488	12,439,780	12,050,136	16,723	12,066,859	-	12,066,859	12,066,859	-	12,066,859
MLVGA3	1,767,406	25,062,420	28,791,036	-	28,791,036	75	28,790,961	28,790,961	-	28,790,961
DVMCSS	463,120	8,881,598	9,188,294	-	9,188,294	33	9,188,261	9,188,261	-	9,188,261
CLVHY2	459,690	2,984,004	3,121,292	-	3,121,292	1	3,121,291	3,121,291	-	3,121,291
CSCRS	142,900	456,016	483,003	-	483,003	7	482,996	482,996	-	482,996
DWVSVS	185,001	6,014,824	6,286,349	3	6,286,352	-	6,286,352	6,286,352	-	6,286,352
ETVFR	1,830,648	16,477,395	16,530,750	21	16,530,771	-	16,530,771	16,513,680	17,091	16,530,771
FQB	515	5,644	6,092	-	6,092	12	6,080	6,080	-	6,080
FVUS2	145,554	1,618,850	1,624,384	6	1,624,390	-	1,624,390	1,624,390	-	1,624,390
FAM2	56,954	865,429	943,163	19	943,182	-	943,182	943,182	-	943,182
FB2	2,676,154	49,933,499	60,588,124	-	60,588,124	45	60,588,079	60,588,079	-	60,588,079
FC2	334,759	11,920,456	15,643,308	20	15,643,328	-	15,643,328	15,643,328	-	15,643,328
FEI2	305,968	6,459,536	7,092,341	-	7,092,341	6	7,092,335	7,092,335	-	7,092,335
FEMS2	401,458	4,882,435	5,917,497	-	5,917,497	31	5,917,466	5,917,466	-	5,917,466
FG2	905,926	67,296,389	91,117,999	-	91,117,999	79	91,117,920	91,117,920	-	91,117,920
FGI2	566,719	11,068,586	12,309,142	39	12,309,181	-	12,309,181	12,309,181	-	12,309,181
FHI2	417,124	2,090,202	2,123,162	-	2,123,162	16	2,123,146	2,123,146	-	2,123,146
FIGBP2	1,451,203	19,412,070	19,910,505	-	19,910,505	16	19,910,489	19,910,489	-	19,910,489

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FNRS2	85,100	857,424	882,482	9	882,491	-	882,491	882,491	-	882,491
FRESS2	282,456	5,150,058	4,832,829	-	4,832,829	24	4,832,805	4,832,805	-	4,832,805
FVSIS2	1,100,812	12,523,071	12,857,479	-	12,857,479	31	12,857,448	12,857,448	-	12,857,448
FEOVF	5,921	146,498	151,459	-	151,459	2	151,457	151,457	-	151,457
FTVFA2	822,159	5,074,657	4,464,323	-	4,464,323	79	4,464,244	4,464,244	-	4,464,244
FTVGI2	1,020,933	16,478,476	14,109,295	396	14,109,691	-	14,109,691	14,069,590	40,101	14,109,691
FTVIS2	1,213,428	18,371,297	18,249,961	-	18,249,961	24	18,249,937	18,249,937	-	18,249,937
FTVMD2	406,638	7,525,039	6,876,245	-	6,876,245	49	6,876,196	6,876,196	-	6,876,196
GVGMNS	54,301	674,366	683,649	14	683,663	-	683,663	683,663	-	683,663
GVHQFA	344,352	3,570,182	3,560,597	-	3,560,597	30	3,560,567	3,560,567	-	3,560,567
GVMSAS	115,878	1,060,394	1,095,050	-	1,095,050	4	1,095,046	1,095,046	-	1,095,046
GVFRB	446,177	11,125,184	10,891,172	-	10,891,172	25	10,891,147	10,891,147	-	10,891,147
RAF	8,877	237,858	224,579	-	224,579	4	224,575	224,575	-	224,575
RBF	74,851	7,138,418	8,008,331	-	8,008,331	70	8,008,261	8,008,261	-	8,008,261
RBKF	21,679	1,788,300	1,908,409	-	1,908,409	6	1,908,403	1,908,403	-	1,908,403
RBMF	33,816	2,551,354	3,010,987	-	3,010,987	33	3,010,954	3,010,954	-	3,010,954
RCPF	88,753	5,729,664	6,289,907	10	6,289,917	-	6,289,917	6,289,917	-	6,289,917
RELF	38,103	4,486,716	6,186,387	35	6,186,422	-	6,186,422	6,186,422	-	6,186,422
RENF	22,938	2,470,490	2,637,214	-	2,637,214	97	2,637,117	2,632,060	5,057	2,637,117
RESF	9,655	1,824,804	1,816,871	-	1,816,871	9	1,816,862	1,816,862	-	1,816,862
RFSF	59,658	4,907,842	5,101,322	-	5,101,322	29	5,101,293	5,101,293	-	5,101,293
RHCF	121,711	8,761,360	10,519,450	-	10,519,450	398	10,519,052	10,497,842	21,210	10,519,052
RHYS	28,766	2,301,450	2,315,701	14	2,315,715	-	2,315,715	2,315,715	-	2,315,715
RINF	39,706	4,897,516	6,526,853	129	6,526,982	-	6,526,982	6,526,982	-	6,526,982
RJNF	6,329	424,707	424,506	-	424,506	10	424,496	424,496	-	424,496
RLCE	5,988	569,001	633,500	-	633,500	10	633,490	633,490	-	633,490
RLCJ	12,241	1,188,724	1,451,451	-	1,451,451	18	1,451,433	1,451,433	-	1,451,433
RLF	24,586	2,436,372	3,012,054	-	3,012,054	43	3,012,011	3,012,011	-	3,012,011
RMED	11,350	1,690,211	2,328,963	129	2,329,092	-	2,329,092	2,329,092	-	2,329,092
RMEK	61,499	5,192,844	5,525,712	-	5,525,712	247	5,525,465	5,512,276	13,189	5,525,465
RNF	71,441	8,798,754	10,339,692	-	10,339,692	31	10,339,661	10,339,661	-	10,339,661
ROF	347,627	18,924,339	21,830,954	-	21,830,954	49	21,830,905	21,830,905	-	21,830,905
RPMF	173,493	7,769,710	8,199,296	-	8,199,296	144	8,199,152	8,191,391	7,761	8,199,152
RREF	74,682	2,843,852	2,860,323	-	2,860,323	113	2,860,210	2,860,210	-	2,860,210
RRF	18,843	1,941,901	2,424,499	-	2,424,499	15	2,424,484	2,424,484	-	2,424,484
RSRF	351,705	5,121,710	5,064,557	-	5,064,557	50	5,064,507	5,064,507	-	5,064,507
RTEC	74,728	10,190,507	13,748,473	44	13,748,517	-	13,748,517	13,748,517	-	13,748,517
RTEL	8,034	447,201	530,228	-	530,228	13	530,215	530,215	-	530,215

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RTF	27,018	7,803,459	8,520,533	-	8,520,533	26	8,520,507	8,520,507	-	8,520,507
RTRF	32,159	2,690,436	3,516,636	-	3,516,636	28	3,516,608	3,516,608	-	3,516,608
RUF	10,562	451,576	434,750	-	434,750	11	434,739	434,739	-	434,739
RUGB	139,636	5,971,494	5,807,464	-	5,807,464	1,306	5,806,158	5,806,158	-	5,806,158
RUTL	91,213	2,784,310	2,821,226	-	2,821,226	16	2,821,210	2,821,210	-	2,821,210
RVARS	130,582	3,158,765	3,344,200	13	3,344,213	-	3,344,213	3,344,213	-	3,344,213
RVCMD	12,601	788,842	786,434	-	786,434	14	786,420	786,420	-	786,420
RVF	333,035	34,287,068	47,127,835	-	47,127,835	9,237	47,118,598	43,001,187	4,117,411	47,118,598
RVIDD	30,327	2,616,825	2,139,281	29	2,139,310	-	2,139,310	2,139,310	-	2,139,310
RVIMC	2,679	132,924	119,703	-	119,703	4	119,699	119,699	-	119,699
RVISC	6,496	238,010	240,026	-	240,026	5	240,021	240,021	-	240,021
RVLCG	324,578	15,864,597	17,906,977	32	17,907,009	-	17,907,009	17,907,009	-	17,907,009
RVLCV	228,330	9,297,016	10,674,421	-	10,674,421	32	10,674,389	10,674,389	-	10,674,389
RVLDD	64,319	8,462,426	9,507,025	15	9,507,040	-	9,507,040	9,507,040	-	9,507,040
RVMCG	164,902	5,751,504	7,471,714	-	7,471,714	27	7,471,687	7,471,687	-	7,471,687
RVMCV	123,917	4,409,320	5,356,950	44	5,356,994	-	5,356,994	5,356,994	-	5,356,994
RVMFU	207,840	3,401,623	3,389,870	-	3,389,870	9	3,389,861	3,374,854	15,007	3,389,861
RVSCG	108,449	5,268,674	6,592,615	12	6,592,627	-	6,592,627	6,592,627	-	6,592,627
RVSCV	39,842	1,986,235	2,378,968	-	2,378,968	16	2,378,952	2,378,952	-	2,378,952
RVSDL	8,312	314,028	292,174	-	292,174	4	292,170	292,170	-	292,170
RVWDL	15,845	908,709	972,099	-	972,099	12	972,087	972,087	-	972,087
AVIE2	42,078	1,578,678	1,762,209	-	1,762,209	23	1,762,186	1,762,186	-	1,762,186
IVBRA2	488,712	4,983,267	5,028,848	-	5,028,848	12	5,028,836	5,028,836	-	5,028,836
IVEW52	667,314	13,097,818	15,648,522	10	15,648,532	-	15,648,532	15,648,532	-	15,648,532
OVGSS	315,501	13,226,360	16,204,139	-	16,204,139	90	16,204,049	16,204,049	-	16,204,049
OVIGS	1,609,283	4,005,335	4,892,222	-	4,892,222	18	4,892,204	4,892,204	-	4,892,204
OVSCS	285,204	6,510,057	7,674,835	-	7,674,835	14	7,674,821	7,674,821	-	7,674,821
WRASP	1,274,099	11,144,769	13,304,652	-	13,304,652	59	13,304,593	13,304,593	-	13,304,593
WRENG	535,237	1,499,819	1,327,868	-	1,327,868	3	1,327,865	1,327,865	-	1,327,865
JPIGA2	98,209	1,623,777	1,937,667	-	1,937,667	24	1,937,643	1,937,643	-	1,937,643
JPIIB2	114,501	1,207,479	1,292,713	-	1,292,713	13	1,292,700	1,292,700	-	1,292,700
JABS	602,640	24,157,055	27,781,706	4	27,781,710	-	27,781,710	27,781,710	-	27,781,710
JAFBS	350,847	4,696,521	4,904,840	-	4,904,840	5	4,904,835	4,904,835	-	4,904,835
JAGTS	1,361,421	22,624,669	27,909,134	-	27,909,134	31	27,909,103	27,909,103	-	27,909,103
JAMGS	197,913	14,232,591	17,309,470	-	17,309,470	25	17,309,445	17,309,445	-	17,309,445
LZREMS	768,137	15,286,625	16,230,742	-	16,230,742	36	16,230,706	16,230,706	-	16,230,706
LPVCA2	173,543	4,617,321	5,117,791	-	5,117,791	15	5,117,776	5,117,776	-	5,117,776
LPWHY2	788,851	5,809,734	6,058,372	-	6,058,372	31	6,058,341	6,050,438	7,903	6,058,341

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SBVI	75,599	1,334,643	1,499,877	-	1,499,877	15	1,499,862	1,499,862	-	1,499,862
SBVSG2	271,346	8,046,693	9,350,597	-	9,350,597	11	9,350,586	9,350,586	-	9,350,586
LOVSDC	902,850	12,989,849	12,928,810	-	12,928,810	-	12,928,810	12,928,810	-	12,928,810
LOVTRC	413,448	7,033,474	7,173,314	-	7,173,314	33	7,173,281	7,173,281	-	7,173,281
MNCPS2	439,013	6,392,824	7,899,996	-	7,899,996	28	7,899,968	7,899,968	-	7,899,968
MV2RIS	37,857	617,196	677,638	-	677,638	23	677,615	677,615	-	677,615
MV3MVS	865,009	6,911,837	7,352,575	-	7,352,575	9	7,352,566	7,352,566	-	7,352,566
MVBRES	70,985	3,552,953	4,023,414	-	4,023,414	9	4,023,405	4,023,405	-	4,023,405
MVGTAS	77,496	1,181,955	1,200,417	-	1,200,417	9	1,200,408	1,200,408	-	1,200,408
MVIGSC	101,214	1,366,112	1,609,295	-	1,609,295	1	1,609,294	1,609,294	-	1,609,294
MVIVSC	921,148	25,030,169	31,751,955	-	31,751,955	24	31,751,931	31,751,931	-	31,751,931
MVUSC	102,626	3,375,964	3,560,100	-	3,560,100	8	3,560,092	3,560,092	-	3,560,092
MGRFV	367,183	4,177,349	4,483,302	-	4,483,302	27	4,483,275	4,464,923	18,352	4,483,275
MSEMB	1,319,618	9,904,846	10,121,473	-	10,121,473	74	10,121,399	10,106,872	14,527	10,121,399
MSGI2	776,943	5,849,518	5,982,459	-	5,982,459	60	5,982,399	5,982,399	-	5,982,399
MSVEG2	301,061	16,237,580	19,593,036	4	19,593,040	-	19,593,040	19,593,040	-	19,593,040
MSVGT2	122,692	1,263,685	1,341,028	31	1,341,059	-	1,341,059	1,341,059	-	1,341,059
VKVGR2	1,566,473	15,733,575	13,409,012	-	13,409,012	20	13,408,992	13,391,793	17,199	13,408,992
DTRTFB	572,098	5,861,427	5,823,962	-	5,823,962	-	5,823,962	5,823,962	-	5,823,962
EIF2	373,255	6,829,279	7,170,220	-	7,170,220	17	7,170,203	7,170,203	-	7,170,203
GBF	654,989	7,508,053	7,394,825	-	7,394,825	29	7,394,796	7,394,796	-	7,394,796
GBF2	539,012	6,179,185	6,069,278	-	6,069,278	11	6,069,267	6,069,267	-	6,069,267
GEM	158,297	1,987,549	2,368,119	-	2,368,119	11	2,368,108	2,368,108	-	2,368,108
GEM2	226,901	2,721,145	3,349,055	-	3,349,055	32	3,349,023	3,349,023	-	3,349,023
GVAAA2	3,371,044	85,809,820	89,973,176	-	89,973,176	41	89,973,135	89,973,135	-	89,973,135
GVABD2	944,842	11,305,724	11,933,359	-	11,933,359	2	11,933,357	11,933,357	-	11,933,357
GVAGG2	900,928	28,907,004	36,262,333	-	36,262,333	11	36,262,322	36,262,322	-	36,262,322
GVAGI2	660,752	35,715,810	37,286,215	4	37,286,219	-	37,286,219	37,286,219	-	37,286,219
GVAGR2	505,207	46,443,061	61,039,137	18	61,039,155	-	61,039,155	61,039,155	-	61,039,155
GVDMA	2,279,286	29,613,046	29,972,608	-	29,972,608	29	29,972,579	29,959,549	13,030	29,972,579
GVDMC	2,764,559	29,960,643	31,101,293	-	31,101,293	211	31,101,082	30,870,025	231,057	31,101,082
GVEX1	13,141,117	242,541,860	293,835,370	-	293,835,370	62	293,835,308	293,835,308	-	293,835,308
GVIDA	520,052	6,599,071	6,786,684	40	6,786,724	-	6,786,724	6,786,724	-	6,786,724
GVIDC	1,995,876	19,752,189	21,036,536	-	21,036,536	6	21,036,530	21,036,530	-	21,036,530
GVIDM	6,515,430	77,508,320	78,641,239	-	78,641,239	25	78,641,214	78,641,214	-	78,641,214
HIBF	737,620	4,458,001	4,831,408	-	4,831,408	7	4,831,401	4,831,401	-	4,831,401
IDPG2	273,779	3,093,129	3,279,872	-	3,279,872	4	3,279,868	3,279,868	-	3,279,868
IDPGI2	311,037	3,420,994	3,548,935	3	3,548,938	-	3,548,938	3,548,938	-	3,548,938

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MCIF	2,666,385	59,477,547	61,140,209	2	61,140,211	-	61,140,211	61,140,211	-	61,140,211
MSBF	1,213,977	10,799,920	11,168,590	-	11,168,590	82	11,168,508	11,168,508	-	11,168,508
NAMAA2	448,801	5,032,213	5,403,561	15	5,403,576	-	5,403,576	5,403,576	-	5,403,576
NAMGI2	455,464	5,153,518	5,392,699	29	5,392,728	-	5,392,728	5,392,728	-	5,392,728
NCPG2	115,598	1,247,879	1,303,951	7	1,303,958	-	1,303,958	1,303,958	-	1,303,958
NCPGI2	121,123	1,296,937	1,331,140	-	1,331,140	20	1,331,120	1,331,120	-	1,331,120
NJMMA2	44,996	443,840	449,956	-	449,956	11	449,945	449,945	-	449,945
NVAMV2	188,889	2,652,547	2,805,002	1	2,805,003	-	2,805,003	2,805,003	-	2,805,003
NVAMVZ	675,093	8,546,794	9,964,379	-	9,964,379	48	9,964,331	9,964,331	-	9,964,331
NVBX	4,252,290	45,980,321	47,540,601	-	47,540,601	28	47,540,573	47,540,573	-	47,540,573
NVCBD2	480,437	5,450,377	5,481,786	-	5,481,786	12	5,481,774	5,481,774	-	5,481,774
NVCCA2	1,240,271	12,700,530	13,146,871	4	13,146,875	-	13,146,875	13,146,875	-	13,146,875
NVCCN2	1,553,639	15,828,169	16,934,668	11	16,934,679	-	16,934,679	16,934,679	-	16,934,679
NVCMA2	821,933	7,564,979	7,816,581	-	7,816,581	23	7,816,558	7,803,807	12,751	7,816,558
NVCMC2	819,219	8,599,269	9,068,754	-	9,068,754	49	9,068,705	9,068,705	-	9,068,705
NVCMD2	2,214,465	22,531,514	24,004,806	-	24,004,806	30	24,004,776	24,004,776	-	24,004,776
NVCRA2	544,293	5,232,776	5,894,693	-	5,894,693	10	5,894,683	5,894,683	-	5,894,683
NVCRB2	1,056,509	11,141,238	11,811,771	15	11,811,786	-	11,811,786	11,811,786	-	11,811,786
NVDBL2	1,143,954	17,662,759	18,532,052	-	18,532,052	54	18,531,998	18,531,998	-	18,531,998
NVDCA2	908,241	15,623,934	16,638,980	-	16,638,980	32	16,638,948	16,638,948	-	16,638,948
NVFIII	367,672	4,112,338	4,154,698	-	4,154,698	6	4,154,692	4,154,692	-	4,154,692
NVGEII	39,732	463,085	536,773	-	536,773	7	536,766	536,766	-	536,766
NVIE6	315,981	3,357,386	3,633,785	-	3,633,785	2	3,633,783	3,633,783	-	3,633,783
NVIX	4,599,152	45,189,518	47,877,173	-	47,877,173	35	47,877,138	47,877,138	-	47,877,138
NVLCP2	779,537	9,224,309	9,533,741	27	9,533,768	-	9,533,768	9,533,768	-	9,533,768
NVMGA2	216,855	2,333,025	2,610,940	-	2,610,940	28	2,610,912	2,610,912	-	2,610,912
NVMIG6	667,460	7,270,646	8,016,190	2	8,016,192	-	8,016,192	8,016,192	-	8,016,192
NVMIVZ	353,049	3,267,741	3,798,804	-	3,798,804	47	3,798,757	3,798,757	-	3,798,757
NVMLG2	983,564	9,626,778	8,566,841	46	8,566,887	-	8,566,887	8,566,887	-	8,566,887
NVMM2	153,591,284	153,591,284	153,591,284	-	153,591,284	65	153,591,219	153,555,790	35,429	153,591,219
NVMMG1	13,283	145,083	183,970	29	183,999	-	183,999	183,999	-	183,999
NVMMG2	1,241,403	13,131,538	15,790,648	-	15,790,648	112	15,790,536	15,790,536	-	15,790,536
NVMMV2	872,736	6,485,912	6,798,614	-	6,798,614	60	6,798,554	6,798,554	-	6,798,554
NVNMO2	334,000	3,595,831	4,018,024	-	4,018,024	18	4,018,006	4,018,006	-	4,018,006
NVNSR2	94,867	1,215,637	1,334,777	-	1,334,777	4	1,334,773	1,334,773	-	1,334,773
NVOLG2	796,866	13,449,073	14,837,648	-	14,837,648	34	14,837,614	14,837,614	-	14,837,614
NVRE2	888,551	6,505,564	6,370,912	10	6,370,922	-	6,370,922	6,370,922	-	6,370,922
NVSIX2	4,668,962	40,642,856	42,580,937	-	42,580,937	51	42,580,886	42,580,886	-	42,580,886

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVSTB2	1,631,321	16,921,620	16,949,427	-	16,949,427	30	16,949,397	16,949,397	-	16,949,397
NVTIV3	98,292	983,433	1,057,623	-	1,057,623	2	1,057,621	1,057,621	-	1,057,621
SAM	31,743	31,743	31,743	-	31,743	2	31,741	31,741	-	31,741
SCF	352,279	5,793,177	7,042,060	-	7,042,060	32	7,042,028	7,042,028	-	7,042,028
SCF2	179,578	2,902,827	3,280,888	-	3,280,888	13	3,280,875	3,280,875	-	3,280,875
SCGF	332,106	5,329,455	6,525,891	-	6,525,891	19	6,525,872	6,525,872	-	6,525,872
SCGF2	259,065	3,759,875	4,471,460	14	4,471,474	-	4,471,474	4,471,474	-	4,471,474
SCVF	297,529	2,036,808	2,609,330	46	2,609,376	-	2,609,376	2,609,376	-	2,609,376
SCVF2	377,514	2,470,294	3,156,016	-	3,156,016	5	3,156,011	3,156,011	-	3,156,011
TRF	85,529	1,895,679	2,012,498	53	2,012,551	-	2,012,551	2,012,551	-	2,012,551
TRF2	58,978	1,334,388	1,381,271	-	1,381,271	14	1,381,257	1,381,257	-	1,381,257
NBARMS	107,372	1,039,763	1,107,009	-	1,107,009	21	1,106,988	1,106,988	-	1,106,988
NO7TB	69,564	818,102	882,761	-	882,761	14	882,747	882,747	-	882,747
NOTBBA	1,968,430	18,887,969	17,971,768	-	17,971,768	4	17,971,764	17,971,764	-	17,971,764
NOVPI2	300,516	2,906,872	2,725,676	-	2,725,676	15	2,725,661	2,725,661	-	2,725,661
PMUBA	352,086	3,666,213	3,728,592	268	3,728,860	-	3,728,860	3,728,860	-	3,728,860
PMVAAD	385,977	4,101,819	4,326,804	-	4,326,804	55	4,326,749	4,326,749	-	4,326,749
PMVEBD	460,907	5,900,242	6,194,596	629	6,195,225	-	6,195,225	6,195,225	-	6,195,225
PMVFAD	224,852	2,201,981	2,367,686	69	2,367,755	-	2,367,755	2,367,755	-	2,367,755
PMVFHV	323,015	3,619,597	3,630,687	54	3,630,741	-	3,630,741	3,630,741	-	3,630,741
PMVGBD	307,974	3,596,923	3,754,198	80	3,754,278	-	3,754,278	3,754,278	-	3,754,278
PMVHYD	1,356,893	10,615,470	10,868,713	303	10,869,016	-	10,869,016	10,869,016	-	10,869,016
PMVIV	1,597,820	16,953,734	17,591,999	819	17,592,818	-	17,592,818	17,592,818	-	17,592,818
PMVLAD	1,654,208	17,031,478	17,170,677	241	17,170,918	-	17,170,918	17,170,918	-	17,170,918
PMVRSD	384,351	2,476,040	2,356,074	-	2,356,074	4	2,356,070	2,356,070	-	2,356,070
PMVSTA	956,502	9,847,569	9,966,751	109	9,966,860	-	9,966,860	9,966,860	-	9,966,860
PMVTRD	2,785,655	31,434,926	32,285,742	1,029	32,286,771	-	32,286,771	32,286,771	-	32,286,771
PROA30	17,655	1,201,119	1,339,522	-	1,339,522	-	1,339,522	1,339,522	-	1,339,522
PROAHY	283,378	7,433,540	7,679,550	-	7,679,550	-	7,679,550	7,679,550	-	7,679,550
PROBIO	64,828	5,092,142	5,324,336	-	5,324,336	62	5,324,274	5,324,274	-	5,324,274
PROBL	81,996	4,702,473	4,868,907	38	4,868,945	-	4,868,945	4,868,945	-	4,868,945
PROBM	19,347	1,218,705	1,341,923	-	1,341,923	1	1,341,922	1,341,922	-	1,341,922
PROBNK	33,918	665,925	806,233	8	806,241	-	806,241	806,241	-	806,241
PROBR	8,247	167,827	161,555	-	161,555	3	161,552	161,552	-	161,552
PROCG	58,608	3,093,075	3,644,825	-	3,644,825	19	3,644,806	3,644,806	-	3,644,806
PROCS	50,422	3,941,129	3,839,611	41	3,839,652	-	3,839,652	3,839,652	-	3,839,652
PROE30	64,068	1,197,722	1,330,054	-	1,330,054	29	1,330,025	1,330,025	-	1,330,025
PROEM	66,594	2,227,149	2,439,997	-	2,439,997	31	2,439,966	2,439,966	-	2,439,966

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROFIN	53,161	2,200,024	2,212,036	-	2,212,036	5	2,212,031	2,212,031	-	2,212,031
PROGVP	42,807	1,342,051	1,307,756	-	1,307,756	3	1,307,753	1,307,753	-	1,307,753
PROHC	110,552	8,103,869	8,342,279	11	8,342,290	-	8,342,290	8,342,290	-	8,342,290
PROIND	36,120	2,948,937	3,275,364	-	3,275,364	29	3,275,335	3,275,335	-	3,275,335
PROINT	36,446	679,908	747,864	-	747,864	3	747,861	747,861	-	747,861
PROJP	17,235	963,625	1,097,015	-	1,097,015	3	1,097,012	1,097,012	-	1,097,012
PRON	218,834	13,243,546	15,478,135	116	15,478,251	-	15,478,251	15,478,251	-	15,478,251
PRONET	135,789	6,690,963	7,950,422	-	7,950,422	37	7,950,385	7,950,385	-	7,950,385
PROOG	144,572	2,527,705	2,715,063	-	2,715,063	28	2,715,035	2,715,035	-	2,715,035
PROPHR	39,335	1,361,144	1,515,984	-	1,515,984	19	1,515,965	1,515,965	-	1,515,965
PROPM	126,885	4,176,570	3,919,467	-	3,919,467	17	3,919,450	3,919,450	-	3,919,450
PRORE	34,377	1,970,188	1,999,025	-	1,999,025	5	1,999,020	1,999,020	-	1,999,020
PRORRO	9,600	268,744	266,692	-	266,692	-	266,692	266,692	-	266,692
PROSCN	47,970	3,394,727	3,958,476	20	3,958,496	-	3,958,496	3,958,496	-	3,958,496
PROSEM	1,242	28,952	28,811	-	28,811	1	28,810	28,810	-	28,810
PROSIN	3,161	92,225	91,772	-	91,772	4	91,768	91,768	-	91,768
PROSN	296	5,486	5,398	-	5,398	2	5,396	5,396	-	5,396
PROTEC	169,156	10,830,991	12,745,877	107	12,745,984	-	12,745,984	12,745,984	-	12,745,984
PROTEL	16,249	482,572	524,041	-	524,041	11	524,030	524,030	-	524,030
PROUN	435,198	31,835,967	40,416,851	-	40,416,851	4,356	40,412,495	40,412,495	-	40,412,495
PROUSN	6,014	133,339	128,889	-	128,889	74	128,815	128,815	-	128,815
PROUTL	97,249	3,745,859	3,634,203	30	3,634,233	-	3,634,233	3,634,233	-	3,634,233
PVEIB	425,128	9,914,583	10,845,004	-	10,845,004	2	10,845,002	10,845,002	-	10,845,002
PVIGIB	5	50	53	1	54	-	54	54	-	54
TRHS2	420,949	19,703,474	24,398,232	-	24,398,232	16	24,398,216	24,398,216	-	24,398,216
VEEMS	39,131	544,400	650,750	-	650,750	4	650,746	650,746	-	650,746
VVGGS	403,179	4,651,703	4,709,130	-	4,709,130	7	4,709,123	4,709,123	-	4,709,123
VWHA	137,319	2,865,155	3,086,932	1	3,086,933	-	3,086,933	3,086,933	-	3,086,933
VWHAS	368,346	6,327,897	7,937,849	-	7,937,849	25	7,937,824	7,937,824	-	7,937,824
VRVDRA	185,006	3,165,330	3,276,458	-	3,276,458	-	3,276,458	3,276,458	-	3,276,458

Total (unaudited)			$2,852,281,356	$91,099	$2,852,372,455	$20,190	$2,852,352,265	$2,847,765,190	$4,587,075	$2,852,352,265

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVBWB	ALVIVB	AAEIP3	ARLPE3	ACVGI	ACVIG	ACVIP2
Reinvested dividends	$34,588,487	15,992	3,798	65,643	197,358	-	202,473	167,384
Mortality and expense risk charges (note 2)	(31,921,464)	(9,761)	(2,999)	(30,372)	(26,665)	-	(153,573)	(153,269)

Net investment income (loss)	2,667,023	6,231	799	35,271	170,693	-	48,900	14,115

Realized gain (loss) on investments	(14,806,017)	(24,019)	(22,101)	(525,749)	134,449	-	(355,452)	310,891
Change in unrealized gain (loss) on investments	214,235,358	55,878	16,365	(64,847)	(315,143)	53	665,191	619,966

Net gain (loss) on investments	199,429,341	31,859	(5,736)	(590,596)	(180,694)	53	309,739	930,857

Reinvested capital gains	110,564,218	22,788	-	-	27,935	-	559,786	-

Net increase (decrease) in contract owners’ equity resulting from operations	$312,660,582	60,878	(4,937)	(555,325)	17,934	53	918,425	944,972

Investment Activity:	ACVMV2	ACVU1	ACVV	ACVV2	AMVBC4	AMVCB4	AMVGS4	AMVI4
Reinvested dividends	$1,112	-	175,683	4,141	407,701	444,208	7,339	41,704
Mortality and expense risk charges (note 2)	(565)	(24,848)	(120,091)	(643)	(278,899)	(205,858)	(74,398)	(100,670)

Net investment income (loss)	547	(24,848)	55,592	3,498	128,802	238,350	(67,059)	(58,966)

Realized gain (loss) on investments	(246)	35,499	(906,265)	(30,501)	(117,115)	(73,175)	35,170	5,753
Change in unrealized gain (loss) on investments	20,759	658,696	(343,269)	5,479	1,907,074	(323)	1,181,684	1,405,412

Net gain (loss) on investments	20,513	694,195	(1,249,534)	(25,022)	1,789,959	(73,498)	1,216,854	1,411,165

Reinvested capital gains	-	169,334	250,842	-	300,609	-	354,577	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,060	838,681	(943,100)	(21,524)	2,219,370	164,852	1,504,372	1,352,199

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMVNW4	PIHYB2	BRVDA3	BRVED3	BRVHY3	BRVTR3	MLVGA3	DVMCSS
Reinvested dividends	$5,242	7,785	34,566	114,213	679,868	167,901	329,468	40,008
Mortality and expense risk charges (note 2)	(143,534)	(2,042)	(30,739)	(73,999)	(155,643)	(110,897)	(343,081)	(92,351)

Net investment income (loss)	(138,292)	5,743	3,827	40,214	524,225	57,004	(13,613)	(52,343)

Realized gain (loss) on investments	140,330	(851)	(180,357)	(395,271)	198,470	476,642	(71,507)	(354,460)
Change in unrealized gain (loss) on investments	3,097,525	(3,965)	392,391	103,183	229,173	(532,647)	2,884,698	891,158

Net gain (loss) on investments	3,237,855	(4,816)	212,034	(292,088)	427,643	(56,005)	2,813,191	536,698

Reinvested capital gains	146,732	-	4,704	205,090	-	570,286	1,594,895	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,246,295	927	220,565	(46,784)	951,868	571,285	4,394,473	484,355

Investment Activity:	CLVHY2	CSCRS	DWVSVS	ETVFR	FQB	FVUS2	FAM2	FB2
Reinvested dividends	$97,624	25,331	49,056	541,183	159	18,949	10,737	624,442
Mortality and expense risk charges (note 2)	(34,584)	(5,522)	(57,271)	(212,583)	(76)	(12,188)	(7,075)	(553,848)

Net investment income (loss)	63,040	19,809	(8,215)	328,600	83	6,761	3,662	70,594

Realized gain (loss) on investments	(171,473)	(66,674)	(649,150)	(631,287)	3	4,173	8,909	192,276
Change in unrealized gain (loss) on investments	49,739	35,074	321,316	170,075	282	5,521	70,099	8,498,523

Net gain (loss) on investments	(121,734)	(31,600)	(327,834)	(461,212)	285	9,694	79,008	8,690,799

Reinvested capital gains	-	-	279,699	-	17	-	10,032	545,914

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,694)	(11,791)	(56,350)	(132,612)	385	16,455	92,702	9,307,307

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FC2	FEI2	FEMS2	FG2	FGI2	FHI2	FIGBP2	FNRS2
Reinvested dividends	$7,083	111,433	27,198	30,325	195,860	126,659	365,023	15,085
Mortality and expense risk charges (note 2)	(143,219)	(108,277)	(45,554)	(909,426)	(122,738)	(32,875)	(192,395)	(1,751)

Net investment income (loss)	(136,136)	3,156	(18,356)	(879,101)	73,122	93,784	172,628	13,334

Realized gain (loss) on investments	178,985	(205,559)	(133,878)	1,545,220	(273,737)	(40,553)	448,349	(7,615)
Change in unrealized gain (loss) on investments	2,980,414	(13,565)	793,752	17,461,542	531,985	(19,254)	284,797	25,058

Net gain (loss) on investments	3,159,399	(219,124)	659,874	19,006,762	258,248	(59,807)	733,146	17,443

Reinvested capital gains	50,226	392,158	448,769	7,017,710	488,528	-	5,966	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,073,489	176,190	1,090,287	25,145,371	819,898	33,977	911,740	30,777

Investment Activity:	FRESS2	FVSIS2	FEOVF	FTVFA2	FTVGI2	FTVIS2	FTVMD2	GVGMNS
Reinvested dividends	$91,776	373,028	3,774	63,106	1,365,647	1,173,669	148,766	1,846
Mortality and expense risk charges (note 2)	(62,514)	(156,792)	(514)	(51,619)	(186,316)	(261,550)	(84,810)	(10,780)

Net investment income (loss)	29,262	216,236	3,260	11,487	1,179,331	912,119	63,956	(8,934)

Realized gain (loss) on investments	(473,970)	(157,138)	29	(242,414)	(693,794)	(1,344,845)	(399,315)	23,602
Change in unrealized gain (loss) on investments	(525,055)	345,111	4,961	(480,091)	(1,620,132)	(309,975)	(306,579)	(17,588)

Net gain (loss) on investments	(999,025)	187,973	4,990	(722,505)	(2,313,926)	(1,654,820)	(705,894)	6,014

Reinvested capital gains	252,326	117,676	6,672	1,124,398	-	16,625	119,156	9,555

Net increase (decrease) in contract owners’ equity resulting from operations	$(717,437)	521,885	14,922	413,380	(1,134,595)	(726,076)	(522,782)	6,635

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVHQFA	GVMSAS	GVFRB	RAF	RBF	RBKF	RBMF	RCPF
Reinvested dividends	$27,748	20,011	572,665	3,984	-	11,144	23,408	48,801
Mortality and expense risk charges (note 2)	(52,460)	(12,219)	(141,371)	(5,083)	(102,363)	(17,999)	(31,718)	(77,035)

Net investment income (loss)	(24,712)	7,792	431,294	(1,099)	(102,363)	(6,855)	(8,310)	(28,234)

Realized gain (loss) on investments	(52,055)	(2,245)	(277,103)	(233,321)	611,956	(229,939)	9,768	(68,203)
Change in unrealized gain (loss) on investments	18,278	48,545	(203,429)	(1,395)	265,887	(76,660)	382,754	181,131

Net gain (loss) on investments	(33,777)	46,300	(480,532)	(234,716)	877,843	(306,599)	392,522	112,928

Reinvested capital gains	-	-	-	-	546,468	-	14,986	76,297

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,489)	54,092	(49,238)	(235,815)	1,321,948	(313,454)	399,198	160,991

Investment Activity:	RELF	RENF	RESF	RFSF	RHCF	RHYS	RINF	RJNF
Reinvested dividends	$-	36,498	8,074	37,712	-	30,309	-	2,304
Mortality and expense risk charges (note 2)	(67,258)	(40,864)	(19,894)	(57,890)	(150,427)	(13,829)	(79,611)	(7,868)

Net investment income (loss)	(67,258)	(4,366)	(11,820)	(20,178)	(150,427)	16,480	(79,611)	(5,564)

Realized gain (loss) on investments	1,106,127	(1,641,347)	(819,615)	15,408	484,995	(35,865)	1,012,404	(27,542)
Change in unrealized gain (loss) on investments	819,111	323,340	(81,881)	(276,823)	882,251	(20,185)	1,553,785	(5,748)

Net gain (loss) on investments	1,925,238	(1,318,007)	(901,496)	(261,415)	1,367,246	(56,050)	2,566,189	(33,290)

Reinvested capital gains	76,700	-	-	142,003	296,352	2,433	85,892	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,934,680	(1,322,373)	(913,316)	(139,590)	1,513,171	(37,137)	2,572,470	(38,854)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RLCE	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF
Reinvested dividends	$16,293	5,717	-	24,162	-	72,781	56,697	399,424
Mortality and expense risk charges (note 2)	(12,682)	(8,321)	(35,767)	(30,653)	(29,242)	(118,640)	(312,033)	(118,006)

Net investment income (loss)	3,611	(2,604)	(35,767)	(6,491)	(29,242)	(45,859)	(255,336)	281,418

Realized gain (loss) on investments	(84,988)	(6,575)	81,368	(231,821)	567,825	(544,352)	6,823,767	1,634,191
Change in unrealized gain (loss) on investments	(34,037)	208,692	359,518	373,705	74,578	379,971	1,069,672	(843,342)

Net gain (loss) on investments	(119,025)	202,117	440,886	141,884	642,403	(164,381)	7,893,439	790,849

Reinvested capital gains	-	-	118,805	90,061	73,379	853,815	2,262,502	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(115,414)	199,513	523,924	225,454	686,540	643,575	9,900,605	1,072,267

Investment Activity:	RREF	RRF	RSRF	RTEC	RTEL	RTF	RTRF	RUF
Reinvested dividends	$91,443	-	41,210	-	5,626	50,191	4,635	3,928
Mortality and expense risk charges (note 2)	(45,547)	(30,827)	(67,654)	(155,910)	(9,434)	(138,432)	(36,440)	(13,914)

Net investment income (loss)	45,896	(30,827)	(26,444)	(155,910)	(3,808)	(88,241)	(31,805)	(9,986)

Realized gain (loss) on investments	(570,376)	520,504	(175,476)	966,309	16,762	(5,077,996)	258,021	(368,565)
Change in unrealized gain (loss) on investments	(68,068)	334,965	333,986	2,811,391	77,149	(3,974,298)	682,698	6,513

Net gain (loss) on investments	(638,444)	855,469	158,510	3,777,700	93,911	(9,052,294)	940,719	(362,052)

Reinvested capital gains	84,740	-	-	222,574	-	1,205,098	88,640	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(507,808)	824,642	132,066	3,844,364	90,103	(7,935,437)	997,554	(372,038)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVISC
Reinvested dividends	$11,132	57,161	45,951	5,426	95,274	2,754	1,397	5,978
Mortality and expense risk charges (note 2)	(116,385)	(48,520)	(46,484)	(9,432)	(436,080)	(20,448)	(2,317)	(8,944)

Net investment income (loss)	(105,253)	8,641	(533)	(4,006)	(340,806)	(17,694)	(920)	(2,966)

Realized gain (loss) on investments	(1,983,374)	(478,457)	41,267	(262,578)	12,840,590	(603,775)	(31,672)	(429,866)
Change in unrealized gain (loss) on investments	(3,320)	(84,003)	167,281	86,451	3,682,750	(130,445)	(10,372)	7,841

Net gain (loss) on investments	(1,986,694)	(562,460)	208,548	(176,127)	16,523,340	(734,220)	(42,044)	(422,025)

Reinvested capital gains	-	50,446	-	-	6,861,930	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,091,947)	(503,373)	208,015	(180,133)	23,044,464	(751,914)	(42,964)	(424,991)

Investment Activity:	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU	RVSCG	RVSCV
Reinvested dividends	$-	176,615	58,762	-	18,120	139,881	-	-
Mortality and expense risk charges (note 2)	(243,801)	(145,368)	(128,234)	(86,126)	(67,397)	(47,926)	(73,241)	(32,564)

Net investment income (loss)	(243,801)	31,247	(69,472)	(86,126)	(49,277)	91,955	(73,241)	(32,564)

Realized gain (loss) on investments	835,111	(1,932,553)	(1,205,309)	(6,110)	(1,108,067)	(38,016)	(503,329)	(818,870)
Change in unrealized gain (loss) on investments	108,219	(19,029)	63,876	1,514,147	1,058,677	(22,896)	967,416	296,854

Net gain (loss) on investments	943,330	(1,951,582)	(1,141,433)	1,508,037	(49,390)	(60,912)	464,087	(522,016)

Reinvested capital gains	3,620,149	678,724	853,995	253,069	166,359	20,509	244,236	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,319,678	(1,241,611)	(356,910)	1,674,980	67,692	51,552	635,082	(554,580)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RVSDL	RVWDL	AVIE2	IVBRA2	IVEW52	OVGSS	OVIGS	OVSCS
Reinvested dividends	$3,624	1,392	32,967	351,457	173,848	58,630	26,371	22,786
Mortality and expense risk charges (note 2)	(7,381)	(6,069)	(16,900)	(63,755)	(145,159)	(158,386)	(44,438)	(67,565)

Net investment income (loss)	(3,757)	(4,677)	16,067	287,702	28,689	(99,756)	(18,067)	(44,779)

Realized gain (loss) on investments	(72,400)	13,843	18,132	(228,439)	247,196	(658,320)	53,408	(84,353)
Change in unrealized gain (loss) on investments	(3,876)	58,458	125,332	51,594	1,100,008	3,505,083	717,955	1,363,253

Net gain (loss) on investments	(76,276)	72,301	143,464	(176,845)	1,347,204	2,846,763	771,363	1,278,900

Reinvested capital gains	-	-	35,935	234,781	215,683	486,199	55,411	90,864

Net increase (decrease) in contract owners’ equity resulting from operations	$(80,033)	67,624	195,466	345,638	1,591,576	3,233,206	808,707	1,324,985

Investment Activity:	WRASP	WRENG	JPIGA2	JPIIB2	JABS	JAFBS	JAGTS	JAMGS
Reinvested dividends	$247,848	21,339	28,720	35,159	359,639	103,509	618	-
Mortality and expense risk charges (note 2)	(173,697)	(11,310)	(21,100)	(12,938)	(267,303)	(47,456)	(234,151)	(144,748)

Net investment income (loss)	74,151	10,029	7,620	22,221	92,336	56,053	(233,533)	(144,748)

Realized gain (loss) on investments	(84,360)	(575,479)	12,314	8,064	605,436	138,492	3,357,700	407,546
Change in unrealized gain (loss) on investments	1,182,425	92,645	175,947	31,465	2,142,953	132,632	3,433,783	1,626,370

Net gain (loss) on investments	1,098,065	(482,834)	188,261	39,529	2,748,389	271,124	6,791,483	2,033,916

Reinvested capital gains	206,149	-	15,395	-	346,721	-	1,793,919	929,898

Net increase (decrease) in contract owners’ equity resulting from operations	$1,378,365	(472,805)	211,276	61,750	3,187,446	327,177	8,351,869	2,819,066

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LZREMS	LPVCA2	LPWHY2	SBVI	SBVSG2	LOVSDC	LOVTRC	MNCPS2
Reinvested dividends	$390,774	25,896	212,982	19,183	-	349,883	164,124	23,793
Mortality and expense risk charges (note 2)	(188,567)	(43,735)	(79,030)	(18,330)	(72,353)	(141,264)	(76,880)	(84,257)

Net investment income (loss)	202,207	(17,839)	133,952	853	(72,353)	208,619	87,244	(60,464)

Realized gain (loss) on investments	(588,791)	10,019	(86,672)	94,183	348,342	(77,306)	41,048	36,383
Change in unrealized gain (loss) on investments	(63,805)	325,685	257,618	(207,030)	1,648,349	91,062	111,694	1,588,531

Net gain (loss) on investments	(652,596)	335,704	170,946	(112,847)	1,996,691	13,756	152,742	1,624,914

Reinvested capital gains	-	432,005	-	149,843	638,168	-	130,607	86,407

Net increase (decrease) in contract owners’ equity resulting from operations	$(450,389)	749,870	304,898	37,849	2,562,506	222,375	370,593	1,650,857

Investment Activity:	MV2RIS	MV3MVS	MVBRES	MVGTAS	MVIGSC	MVIVSC	MVUSC	MGRFV
Reinvested dividends	$90	58,079	49,992	18,958	16,440	211,988	74,198	-
Mortality and expense risk charges (note 2)	(1,094)	(66,992)	(40,206)	(18,341)	(11,765)	(272,428)	(38,537)	(53,107)

Net investment income (loss)	(1,004)	(8,913)	9,786	617	4,675	(60,440)	35,661	(53,107)

Realized gain (loss) on investments	975	(108,427)	20,569	(9,150)	(5,151)	292,098	67,562	55,827
Change in unrealized gain (loss) on investments	60,442	279,639	262,716	(9,433)	237,760	4,180,062	(122,293)	248,714

Net gain (loss) on investments	61,417	171,212	283,285	(18,583)	232,609	4,472,160	(54,731)	304,541

Reinvested capital gains	171	239,879	186,846	57,778	17,337	554,579	87,791	11,469

Net increase (decrease) in contract owners’ equity resulting from operations	$60,584	402,178	479,917	39,812	254,621	4,966,299	68,721	262,903

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MSEMB	MSGI2	MSVEG2	MSVGT2	VKVGR2	DTRTFB	EIF2	GBF
Reinvested dividends	$487,597	91,174	-	16,850	561,050	125,871	99,414	130,364
Mortality and expense risk charges (note 2)	(134,724)	(77,490)	(108,230)	(17,685)	(161,565)	(50,892)	(67,519)	(138,856)

Net investment income (loss)	352,873	13,684	(108,230)	(835)	399,485	74,979	31,895	(8,492)

Realized gain (loss) on investments	(440,146)	(105,404)	2,807,388	3,770	(728,726)	71,166	(160,577)	490,780
Change in unrealized gain (loss) on investments	329,270	(263,229)	3,272,465	7,651	(2,648,150)	(77,778)	159,246	244

Net gain (loss) on investments	(110,876)	(368,633)	6,079,853	11,421	(3,376,876)	(6,612)	(1,331)	491,024

Reinvested capital gains	-	99,859	1,124,338	93,442	264,622	-	269,957	-

Net increase (decrease) in contract owners’ equity resulting from operations	$241,997	(255,090)	7,095,961	104,028	(2,712,769)	68,367	300,521	482,532

Investment Activity:	GBF2	GEM	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2
Reinvested dividends	$114,327	40,484	40,286	1,171,675	212,720	194,488	546,256	313,985
Mortality and expense risk charges (note 2)	(117,067)	(37,024)	(32,879)	(1,030,146)	(107,128)	(311,041)	(384,856)	(498,297)

Net investment income (loss)	(2,740)	3,460	7,407	141,529	105,592	(116,553)	161,400	(184,312)

Realized gain (loss) on investments	625,100	(79,746)	(404,838)	762,368	248,599	275,744	(1,265,079)	1,386,988
Change in unrealized gain (loss) on investments	(116,090)	201,629	445,415	1,516,942	366,161	5,833,914	1,030,681	14,191,132

Net gain (loss) on investments	509,010	121,883	40,577	2,279,310	614,760	6,109,658	(234,398)	15,578,120

Reinvested capital gains	-	-	-	6,058,125	6,865	1,982,795	3,372,759	4,111,766

Net increase (decrease) in contract owners’ equity resulting from operations	$506,270	125,343	47,984	8,478,964	727,217	7,975,900	3,299,761	19,505,574

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM	HIBF	IDPG2
Reinvested dividends	$57,478	39,668	4,945,487	11,854	20,452	91,682	268,448	3,386
Mortality and expense risk charges (note 2)	(319,045)	(347,975)	(2,983,528)	(79,162)	(258,948)	(841,549)	(78,225)	(33,845)

Net investment income (loss)	(261,567)	(308,307)	1,961,959	(67,308)	(238,496)	(749,867)	190,223	(30,459)

Realized gain (loss) on investments	(430,674)	(274,445)	7,277,084	(21,231)	(78,089)	(2,540,885)	56,739	(27,736)
Change in unrealized gain (loss) on investments	1,956,202	2,026,254	25,707,707	387,623	1,206,348	5,501,942	409,784	227,784

Net gain (loss) on investments	1,525,528	1,751,809	32,984,791	366,392	1,128,259	2,961,057	466,523	200,048

Reinvested capital gains	1,636,222	842,620	5,141,794	349,382	194,741	3,784,868	-	50,737

Net increase (decrease) in contract owners’ equity resulting from operations	$2,900,183	2,286,122	40,088,544	648,466	1,084,504	5,996,058	656,746	220,326

Investment Activity:	IDPGI2	MCIF	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NJMMA2
Reinvested dividends	$4,146	612,709	371,961	57,682	55,994	10,486	7,718	706
Mortality and expense risk charges (note 2)	(38,745)	(572,435)	(153,770)	(57,744)	(45,967)	(17,971)	(15,360)	(2,285)

Net investment income (loss)	(34,599)	40,274	218,191	(62)	10,027	(7,485)	(7,642)	(1,579)

Realized gain (loss) on investments	17,750	(2,467,784)	(54,908)	36,545	21,905	3,229	(1,279)	(332)
Change in unrealized gain (loss) on investments	107,030	6,721,451	166,828	96,598	18,975	78,415	48,942	5,926

Net gain (loss) on investments	124,780	4,253,667	111,920	133,143	40,880	81,644	47,663	5,594

Reinvested capital gains	37,273	2,560,807	-	195,165	269,345	-	-	996

Net increase (decrease) in contract owners’ equity resulting from operations	$127,454	6,854,748	330,111	328,246	320,252	74,159	40,021	5,011

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVAMV2	NVAMVZ	NVBX	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2
Reinvested dividends	$34,029	113,004	1,018,616	125,775	143,711	37,816	79,179	47,466
Mortality and expense risk charges (note 2)	(34,558)	(38,726)	(511,995)	(58,570)	(216,690)	(237,435)	(98,744)	(132,070)

Net investment income (loss)	(529)	74,278	506,621	67,205	(72,979)	(199,619)	(19,565)	(84,604)

Realized gain (loss) on investments	(234,736)	96,506	1,057,248	205,921	(894,399)	(41,886)	(338,766)	(92,318)
Change in unrealized gain (loss) on investments	78,149	1,417,586	837,476	(10,714)	1,676,709	1,120,837	828,877	715,187

Net gain (loss) on investments	(156,587)	1,514,092	1,894,724	195,207	782,310	1,078,951	490,111	622,869

Reinvested capital gains	81,631	-	-	11,673	562,299	36,924	156,981	59,861

Net increase (decrease) in contract owners’ equity resulting from operations	$(75,485)	1,588,370	2,401,345	274,085	1,271,630	916,256	627,527	598,126

Investment Activity:	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6
Reinvested dividends	$190,347	59,084	79,087	16,225	16,138	47,097	6,287	30,573
Mortality and expense risk charges (note 2)	(307,561)	(91,256)	(155,038)	(171,958)	(126,315)	(28,122)	(3,669)	(35,836)

Net investment income (loss)	(117,214)	(32,172)	(75,951)	(155,733)	(110,177)	18,975	2,618	(5,263)

Realized gain (loss) on investments	(378,935)	(1,026,780)	(442,746)	(68,273)	(255,853)	11,169	10,812	(131,168)
Change in unrealized gain (loss) on investments	2,253,223	1,039,552	1,168,095	1,018,251	1,229,619	46,435	67,009	314,021

Net gain (loss) on investments	1,874,288	12,772	725,349	949,978	973,766	57,604	77,821	182,853

Reinvested capital gains	638,488	-	160,852	357,903	522,809	7,290	10	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,395,562	(19,400)	810,250	1,152,148	1,386,398	83,869	80,449	177,590

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVIX	NVLCP2	NVMGA2	NVMIG6	NVMIVZ	NVMLG2	NVMM2	NVMMG1
Reinvested dividends	$1,058,005	253,290	63,979	41,595	-	-	252,368	-
Mortality and expense risk charges (note 2)	(462,327)	(129,872)	(24,499)	(78,318)	(9,371)	(107,797)	(2,376,000)	(1,800)

Net investment income (loss)	595,678	123,418	39,480	(36,723)	(9,371)	(107,797)	(2,123,632)	(1,800)

Realized gain (loss) on investments	(246,290)	216,729	44,786	(4,911)	7,839	(920,197)	-	(290)
Change in unrealized gain (loss) on investments	1,451,337	323,215	195,474	637,275	531,063	(724,656)	-	51,496

Net gain (loss) on investments	1,205,047	539,944	240,260	632,364	538,902	(1,644,853)	-	51,206

Reinvested capital gains	1,236,147	-	-	1,741,639	-	3,584,219	-	18,893

Net increase (decrease) in contract owners’ equity resulting from operations	$3,036,872	663,362	279,740	2,337,280	529,531	1,831,569	(2,123,632)	68,299

Investment Activity:	NVMMG2	NVMMV2	NVNMO2	NVNSR2	NVOLG2	NVRE2	NVSIX2	NVSTB2
Reinvested dividends	$-	126,302	11,498	9,098	143,598	75,239	311,301	295,481
Mortality and expense risk charges (note 2)	(161,246)	(84,208)	(43,586)	(12,773)	(154,872)	(68,149)	(375,712)	(233,201)

Net investment income (loss)	(161,246)	42,094	(32,088)	(3,675)	(11,274)	7,090	(64,411)	62,280

Realized gain (loss) on investments	717,352	(1,761,022)	(181,700)	(13,649)	(1,009,948)	141,905	(7,495,667)	193,372
Change in unrealized gain (loss) on investments	3,819,736	1,457,598	315,898	73,553	1,811,526	(795,629)	12,812,338	51,775

Net gain (loss) on investments	4,537,088	(303,424)	134,198	59,904	801,578	(653,724)	5,316,671	245,147

Reinvested capital gains	1,571,969	-	310,175	76,862	1,281,252	24,317	1,525,866	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,947,811	(261,330)	412,285	133,091	2,071,556	(622,317)	6,778,126	307,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$18,858	78	1,163	547	-	-	1,662	-
Mortality and expense risk charges (note 2)	(14,264)	(417)	(79,493)	(25,088)	(81,261)	(42,782)	(33,987)	(29,137)

Net investment income (loss)	4,594	(339)	(78,330)	(24,541)	(81,261)	(42,782)	(32,325)	(29,137)

Realized gain (loss) on investments	(146,121)	-	(448,519)	(190,215)	(357,707)	174,259	(1,534,188)	(1,550,580)
Change in unrealized gain (loss) on investments	203,616	-	1,411,510	611,847	1,475,298	596,614	1,555,015	1,676,573

Net gain (loss) on investments	57,495	-	962,991	421,632	1,117,591	770,873	20,827	125,993

Reinvested capital gains	-	-	245,560	115,416	630,114	504,154	11,913	12,061

Net increase (decrease) in contract owners’ equity resulting from operations	$62,089	(339)	1,130,221	512,507	1,666,444	1,232,245	415	108,917

Investment Activity:	TRF	TRF2	NBARMS	NO7TB	NOTBBA	NOVPI2	PMUBA	PMVAAD
Reinvested dividends	$21,549	11,283	8,750	13,688	404,346	60,257	101,837	231,629
Mortality and expense risk charges (note 2)	(42,966)	(16,271)	(13,060)	(11,545)	(249,134)	(50,001)	(53,342)	(69,828)

Net investment income (loss)	(21,417)	(4,988)	(4,310)	2,143	155,212	10,256	48,495	161,801

Realized gain (loss) on investments	(40,618)	(81,341)	(16,491)	9,566	(891,804)	(82,669)	(32,033)	(244,128)
Change in unrealized gain (loss) on investments	(75,030)	(61,077)	(18,960)	(3,602)	866,560	(216,468)	98,860	56,386

Net gain (loss) on investments	(115,648)	(142,418)	(35,451)	5,964	(25,244)	(299,137)	66,827	(187,742)

Reinvested capital gains	153,392	87,866	72,181	20,954	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,327	(59,540)	32,420	29,061	129,968	(288,881)	115,322	(25,941)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVEBD	PMVFAD	PMVFHV	PMVGBD	PMVHYD	PMVIV	PMVLAD	PMVRSD
Reinvested dividends	$259,634	109,274	213,046	74,594	507,245	746,436	179,429	117,832
Mortality and expense risk charges (note 2)	(70,973)	(28,058)	(42,176)	(49,452)	(146,905)	(194,755)	(250,878)	(29,107)

Net investment income (loss)	188,661	81,216	170,870	25,142	360,340	551,681	(71,449)	88,725

Realized gain (loss) on investments	(88,747)	(83,189)	(66,868)	(121,594)	165,973	(97,074)	181,874	(121,389)
Change in unrealized gain (loss) on investments	113,738	171,746	(90,317)	359,244	5,807	154,179	59,804	50,484

Net gain (loss) on investments	24,991	88,557	(157,185)	237,650	171,780	57,105	241,678	(70,905)

Reinvested capital gains	-	-	-	-	-	49,380	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$213,652	169,773	13,685	262,792	532,120	658,166	170,229	17,820

Investment Activity:	PMVSTA	PMVTRD	PROA30	PROAHY	PROBIO	PROBL	PROBM	PROBNK
Reinvested dividends	$103,070	593,199	11,402	190,167	945	4,457	6,087	19,613
Mortality and expense risk charges (note 2)	(103,566)	(375,015)	(16,873)	(108,532)	(79,377)	(57,382)	(15,681)	(16,576)

Net investment income (loss)	(496)	218,184	(5,471)	81,635	(78,432)	(52,925)	(9,594)	3,037

Realized gain (loss) on investments	(40,562)	988,688	175,715	(683,241)	686,266	360,447	(81,930)	(344,367)
Change in unrealized gain (loss) on investments	125,915	340,230	81,608	154,365	(319,300)	(30,557)	77,201	11,415

Net gain (loss) on investments	85,353	1,328,918	257,323	(528,876)	366,966	329,890	(4,729)	(332,952)

Reinvested capital gains	-	324,768	103,936	-	365,236	246,762	73,266	-

Net increase (decrease) in contract owners’ equity resulting from operations	$84,857	1,871,870	355,788	(447,241)	653,770	523,727	58,943	(329,915)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PROBR	PROCG	PROCS	PROE30	PROEM	PROFIN	PROGVP	PROHC
Reinvested dividends	$1,703	22,633	-	34,691	13,897	14,232	467	-
Mortality and expense risk charges (note 2)	(8,635)	(39,005)	(52,811)	(22,294)	(33,504)	(40,096)	(18,667)	(127,752)

Net investment income (loss)	(6,932)	(16,372)	(52,811)	12,397	(19,607)	(25,864)	(18,200)	(127,752)

Realized gain (loss) on investments	12,299	329,510	(208,570)	(276,027)	342,529	(310,988)	98,987	(27,752)
Change in unrealized gain (loss) on investments	1,671	406,902	(243,669)	17,979	83,280	(274,996)	(19,640)	73,579

Net gain (loss) on investments	13,970	736,412	(452,239)	(258,048)	425,809	(585,984)	79,347	45,827

Reinvested capital gains	-	30,047	1,264,661	-	-	154,725	85,338	1,060,847

Net increase (decrease) in contract owners’ equity resulting from operations	$7,038	750,087	759,611	(245,651)	406,202	(457,123)	146,485	978,922

Investment Activity:	PROIND	PROINT	PROJP	PRON	PRONET	PROOG	PROPHR	PROPM
Reinvested dividends	$4,109	3,991	2,255	-	-	76,929	1,605	9,545
Mortality and expense risk charges (note 2)	(41,585)	(12,273)	(12,569)	(194,628)	(101,551)	(51,721)	(22,947)	(68,793)

Net investment income (loss)	(37,476)	(8,282)	(10,314)	(194,628)	(101,551)	25,208	(21,342)	(59,248)

Realized gain (loss) on investments	(34,132)	(65,133)	31,515	3,076,476	689,411	(1,593,702)	104,403	(4,252,686)
Change in unrealized gain (loss) on investments	170,096	52,280	120,329	1,178,272	1,257,716	620,313	89,673	(531,778)

Net gain (loss) on investments	135,964	(12,853)	151,844	4,254,748	1,947,127	(973,389)	194,076	(4,784,464)

Reinvested capital gains	45,477	-	-	987,099	911,325	34,018	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$143,965	(21,135)	141,530	5,047,219	2,756,901	(914,163)	172,734	(4,843,712)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL
Reinvested dividends	$33,812	1,076	9,928	200	559	118	-	4,703
Mortality and expense risk charges (note 2)	(33,257)	(2,586)	(45,661)	(1,478)	(2,192)	(817)	(165,624)	(8,305)

Net investment income (loss)	555	(1,510)	(35,733)	(1,278)	(1,633)	(699)	(165,624)	(3,602)

Realized gain (loss) on investments	(523,836)	(68,069)	307,157	(55,999)	(78,111)	(34,388)	1,750,843	11,447
Change in unrealized gain (loss) on investments	(11,007)	(9,676)	457,238	(821)	7,492	808	897,994	33,798

Net gain (loss) on investments	(534,843)	(77,745)	764,395	(56,820)	(70,619)	(33,580)	2,648,837	45,245

Reinvested capital gains	57,714	-	192,888	-	-	-	1,193,693	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(476,574)	(79,255)	921,550	(58,098)	(72,252)	(34,279)	3,676,906	41,643

Investment Activity:	PROUN	PROUSN	PROUTL	PVEIB	PVIGIB	TRHS2	VEEMS	VVGGS
Reinvested dividends	$-	753	63,175	124,899	-	-	10,846	157,407
Mortality and expense risk charges (note 2)	(280,154)	(3,491)	(67,127)	(94,696)	(23)	(214,524)	(5,371)	(64,601)

Net investment income (loss)	(280,154)	(2,738)	(3,952)	30,203	(23)	(214,524)	5,475	92,806

Realized gain (loss) on investments	2,859,171	(557,892)	(1,030,642)	29,326	1,793	1,027,050	(962)	1,694,678
Change in unrealized gain (loss) on investments	7,449,084	4,218	(297,283)	234,253	3	2,855,437	82,719	(43,705)

Net gain (loss) on investments	10,308,255	(553,674)	(1,327,925)	263,579	1,796	3,882,487	81,757	1,650,973

Reinvested capital gains	7,060,873	-	881,663	502,890	-	1,359,965	17,010	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,088,974	(556,412)	(450,214)	796,672	1,773	5,027,928	104,242	1,743,779

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VWHA	VWHAS	VRVDRA	CLVQF2	GVDIV2	NVMLV2	NVLM2	NVLCA2
Reinvested dividends	$23,552	47,826	35,654	163,572	275,011	122,056	28,305	15,466
Mortality and expense risk charges (note 2)	(34,509)	(73,223)	(35,455)	(16,660)	(35,202)	(93,115)	(69,487)	(59,892)

Net investment income (loss)	(10,957)	(25,397)	199	146,912	239,809	28,941	(41,182)	(44,426)

Realized gain (loss) on investments	(180,107)	(925,082)	(612,454)	(165,311)	(1,976,574)	(7,726,283)	(224,827)	(225,460)
Change in unrealized gain (loss) on investments	677,448	2,147,293	272,409	115,279	1,038,741	2,438,054	(316,504)	(43,988)

Net gain (loss) on investments	497,341	1,222,211	(340,045)	(50,032)	(937,833)	(5,288,229)	(541,331)	(269,448)

Reinvested capital gains	-	-	60,498	-	-	3,686,348	378,460	78,180

Net increase (decrease) in contract owners’ equity resulting from operations	$486,384	1,196,814	(279,348)	96,880	(698,024)	(1,572,940)	(204,053)	(235,694)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVBWB		ALVIVB		AAEIP3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,667,023	16,010,233	6,231	7,243	799	(709)	35,271	342
Realized gain (loss) on investments	(14,806,017)	4,422,905	(24,019)	(17,136)	(22,101)	(7,437)	(525,749)	(190,293)
Change in unrealized gain (loss) on investments	214,235,358	264,839,115	55,878	34,447	16,365	41,353	(64,847)	643,615
Reinvested capital gains	110,564,218	107,609,011	22,788	90,130	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	312,660,582	392,881,264	60,878	114,684	(4,937)	33,207	(555,325)	453,664

Equity transactions:
Purchase payments received from contract owners (note 4)	276,363,150	349,075,234	31,000	8,107	28,980	123,297	229,724	131,016
Transfers between funds	-	-	88,156	(122,603)	(958)	(15,307)	199,713	(128,790)
Redemptions (notes 2, 3, and 4)	(249,371,386)	(277,775,759)	(32,677)	(42,116)	(12,040)	(7,697)	(149,217)	(464,934)
Adjustments to maintain reserves	23,433	(8,420)	62	(47)	8	(7)	86	(81)

Net equity transactions	27,015,197	71,291,055	86,541	(156,659)	15,990	100,286	280,306	(462,789)

Net change in contract owners’ equity	339,675,779	464,172,319	147,419	(41,975)	11,053	133,493	(275,019)	(9,125)
Contract owners’ equity at beginning of period	2,512,676,486	2,048,504,167	692,419	734,394	282,059	148,566	2,553,861	2,562,986

Contract owners’ equity at end of period	$2,852,352,265	2,512,676,486	839,838	692,419	293,112	282,059	2,278,842	2,553,861

CHANGE IN UNITS:
Beginning units	195,088,340	182,197,897	44,543	55,028	31,874	19,391	283,039	337,413
Units purchased	429,387,455	351,897,523	15,417	1,183	19,732	30,022	258,335	179,228
Units redeemed	(417,924,992)	(339,007,080)	(10,067)	(11,668)	(18,789)	(17,539)	(200,270)	(233,602)

Ending units	206,550,803	195,088,340	49,893	44,543	32,817	31,874	341,104	283,039

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ARLPE3		ACVGI		ACVIG		ACVIP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$170,693	(29,386)	-	-	48,900	64,606	14,115	97,707
Realized gain (loss) on investments	134,449	1,735	-	-	(355,452)	263,694	310,891	(32,933)
Change in unrealized gain (loss) on investments	(315,143)	672,942	53	-	665,191	1,012,202	619,966	680,492
Reinvested capital gains	27,935	36,794	-	-	559,786	974,451	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,934	682,085	53	-	918,425	2,314,953	944,972	745,266

Equity transactions:
Purchase payments received from contract owners (note 4)	194,950	215,180	600	-	210,205	99,986	784,554	482,014
Transfers between funds	(1,709,048)	1,209,372	200	-	(328,110)	(568,915)	2,318,252	(7,838)
Redemptions (notes 2, 3, and 4)	(183,371)	(199,684)	-	-	(1,632,363)	(1,216,699)	(1,489,511)	(941,767)
Adjustments to maintain reserves	(3)	(45)	2	-	80	(99)	128	(161)

Net equity transactions	(1,697,472)	1,224,823	802	-	(1,750,188)	(1,685,727)	1,613,423	(467,752)

Net change in contract owners’ equity	(1,679,538)	1,906,908	855	-	(831,763)	629,226	2,558,395	277,514
Contract owners’ equity at beginning of period	3,516,030	1,609,122	-	-	12,121,930	11,492,704	10,377,629	10,100,115

Contract owners’ equity at end of period	$1,836,492	3,516,030	855	-	11,290,167	12,121,930	12,936,024	10,377,629

CHANGE IN UNITS:
Beginning units	225,654	142,430	-	-	881,696	1,022,898	954,812	1,003,523
Units purchased	61,803	181,964	80	-	162,964	193,808	869,096	336,567
Units redeemed	(178,402)	(98,740)	-	-	(300,889)	(335,010)	(728,305)	(385,278)

Ending units	109,055	225,654	80	-	743,771	881,696	1,095,603	954,812

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVMV2		ACVU1		ACVV		ACVV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$547	-	(24,848)	(18,953)	55,592	73,769	3,498	-
Realized gain (loss) on investments	(246)	-	35,499	6,961	(906,265)	37,095	(30,501)	-
Change in unrealized gain (loss) on investments	20,759	-	658,696	261,946	(343,269)	1,823,460	5,479	-
Reinvested capital gains	-	-	169,334	153,913	250,842	676,700	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,060	-	838,681	403,867	(943,100)	2,611,024	(21,524)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	237,345	-	865	-	353,545	38,395	138,221	-
Transfers between funds	46,288	-	281,907	150,128	(3,181,563)	176,352	36,131	-
Redemptions (notes 2, 3, and 4)	(719)	-	(26,631)	(59,612)	(769,525)	(1,304,739)	(219)	-
Adjustments to maintain reserves	(17)	-	49	(63)	169	(89)	(4)	-

Net equity transactions	282,897	-	256,190	90,453	(3,597,374)	(1,090,081)	174,129	-

Net change in contract owners’ equity	303,957	-	1,094,871	494,320	(4,540,474)	1,520,943	152,605	-
Contract owners’ equity at beginning of period	-	-	1,677,590	1,183,270	12,549,070	11,028,127	-	-

Contract owners’ equity at end of period	$303,957	-	2,772,461	1,677,590	8,008,596	12,549,070	152,605	-

CHANGE IN UNITS:
Beginning units	-	-	94,417	88,470	939,561	1,033,715	-	-
Units purchased	25,986	-	32,852	44,788	83,430	211,379	40,522	-
Units redeemed	(2,612)	-	(21,832)	(38,841)	(421,797)	(305,533)	(28,857)	-

Ending units	23,374	-	105,437	94,417	601,194	939,561	11,665	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVBC4		AMVCB4		AMVGS4		AMVI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$128,802	195,615	238,350	253,724	(67,059)	(78,090)	(58,966)	16,391
Realized gain (loss) on investments	(117,115)	(14,938)	(73,175)	106,169	35,170	316,801	5,753	72,271
Change in unrealized gain (loss) on investments	1,907,074	2,018,564	(323)	2,104,530	1,181,684	849,563	1,405,412	1,195,875
Reinvested capital gains	300,609	1,843,506	-	-	354,577	419,448	-	222,200

Net increase (decrease) in contract owners’ equity resulting from operations	2,219,370	4,042,747	164,852	2,464,423	1,504,372	1,507,722	1,352,199	1,506,737

Equity transactions:
Purchase payments received from contract owners (note 4)	2,562,436	3,503,442	963,941	1,678,376	630,945	504,546	710,190	1,352,765
Transfers between funds	320,969	(907,846)	(1,710,180)	2,182,557	(787,308)	(636,542)	336,300	10,194
Redemptions (notes 2, 3, and 4)	(821,114)	(721,175)	(1,323,455)	(1,170,260)	(326,418)	(588,449)	(161,839)	(276,781)
Adjustments to maintain reserves	83	(90)	39	(97)	180	(167)	31	(62)

Net equity transactions	2,062,374	1,874,331	(2,069,655)	2,690,576	(482,601)	(720,612)	884,682	1,086,116

Net change in contract owners’ equity	4,281,744	5,917,078	(1,904,803)	5,154,999	1,021,771	787,110	2,236,881	2,592,853
Contract owners’ equity at beginning of period	25,472,818	19,555,740	19,193,960	14,038,961	6,256,665	5,469,555	9,312,886	6,720,033

Contract owners’ equity at end of period	$29,754,562	25,472,818	17,289,157	19,193,960	7,278,436	6,256,665	11,549,767	9,312,886

CHANGE IN UNITS:
Beginning units	1,821,436	1,673,355	1,657,696	1,408,732	385,784	438,172	754,038	660,568
Units purchased	583,220	510,072	548,327	602,899	141,222	253,493	407,571	288,305
Units redeemed	(420,931)	(361,991)	(756,458)	(353,935)	(175,345)	(305,881)	(330,090)	(194,835)

Ending units	1,983,725	1,821,436	1,449,565	1,657,696	351,661	385,784	831,519	754,038

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVNW4		PIHYB2		BRVDA3		BRVED3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(138,292)	(26,313)	5,743	7,933	3,827	22,700	40,214	35,622
Realized gain (loss) on investments	140,330	111,125	(851)	(12,993)	(180,357)	23,950	(395,271)	(36,454)
Change in unrealized gain (loss) on investments	3,097,525	2,127,164	(3,965)	34,901	392,391	121,613	103,183	1,080,595
Reinvested capital gains	146,732	427,577	-	-	4,704	18,772	205,090	459,501

Net increase (decrease) in contract owners’ equity resulting from operations	3,246,295	2,639,553	927	29,841	220,565	187,035	(46,784)	1,539,264

Equity transactions:
Purchase payments received from contract owners (note 4)	1,191,846	1,485,085	-	-	10,000	155	171,835	19,982
Transfers between funds	427,156	381,070	-	(131,719)	509,391	1,082,221	(785,566)	(140,638)
Redemptions (notes 2, 3, and 4)	(376,864)	(408,202)	(2,051)	(4,693)	(166,265)	(46,107)	(407,568)	(685,994)
Adjustments to maintain reserves	44	(33)	34	(55)	73	(50)	101	(68)

Net equity transactions	1,242,182	1,457,920	(2,017)	(136,467)	353,199	1,036,219	(1,021,198)	(806,718)

Net change in contract owners’ equity	4,488,477	4,097,473	(1,090)	(106,626)	573,764	1,223,254	(1,067,982)	732,546
Contract owners’ equity at beginning of period	13,313,802	9,216,329	161,435	268,061	2,074,392	851,138	7,148,385	6,415,839

Contract owners’ equity at end of period	$17,802,279	13,313,802	160,345	161,435	2,648,156	2,074,392	6,080,403	7,148,385

CHANGE IN UNITS:
Beginning units	998,477	881,581	10,180	19,427	167,237	81,180	485,001	548,146
Units purchased	296,950	258,333	-	-	161,766	137,152	144,741	158,774
Units redeemed	(201,570)	(141,437)	(123)	(9,247)	(139,955)	(51,095)	(227,480)	(221,919)

Ending units	1,093,857	998,477	10,057	10,180	189,048	167,237	402,262	485,001

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVHY3		BRVTR3		MLVGA3		DVMCSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$524,225	535,336	57,004	72,295	(13,613)	(39,518)	(52,343)	(68,667)
Realized gain (loss) on investments	198,470	(177,625)	476,642	91,380	(71,507)	(228,332)	(354,460)	(27,655)
Change in unrealized gain (loss) on investments	229,173	1,147,280	(532,647)	186,362	2,884,698	3,072,518	891,158	847,113
Reinvested capital gains	-	-	570,286	25,234	1,594,895	1,001,198	-	570,905

Net increase (decrease) in contract owners’ equity resulting from operations	951,868	1,504,991	571,285	375,271	4,394,473	3,805,866	484,355	1,321,696

Equity transactions:
Purchase payments received from contract owners (note 4)	1,929,296	2,039,704	1,269,787	2,288,300	1,502,917	432,986	842,863	288,302
Transfers between funds	309,557	4,813,703	3,580,205	2,142,496	(486,883)	(399,430)	(245,492)	108,347
Redemptions (notes 2, 3, and 4)	(623,776)	(797,888)	(738,050)	(624,041)	(2,656,837)	(2,820,345)	(436,799)	(350,698)
Adjustments to maintain reserves	140	(201)	51	(61)	141	(170)	125	(106)

Net equity transactions	1,615,217	6,055,318	4,111,993	3,806,694	(1,640,662)	(2,786,959)	160,697	45,845

Net change in contract owners’ equity	2,567,085	7,560,309	4,683,278	4,181,965	2,753,811	1,018,907	645,052	1,367,541
Contract owners’ equity at beginning of period	16,199,858	8,639,549	7,383,581	3,201,616	26,037,150	25,018,243	8,543,209	7,175,668

Contract owners’ equity at end of period	$18,766,943	16,199,858	12,066,859	7,383,581	28,790,961	26,037,150	9,188,261	8,543,209

CHANGE IN UNITS:
Beginning units	1,346,768	817,280	693,390	324,033	1,769,137	1,980,641	639,086	636,001
Units purchased	836,504	1,262,171	1,511,358	786,235	300,549	167,844	140,638	75,678
Units redeemed	(709,541)	(732,683)	(1,149,640)	(416,878)	(431,351)	(379,348)	(135,353)	(72,593)

Ending units	1,473,731	1,346,768	1,055,108	693,390	1,638,335	1,769,137	644,371	639,086

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVHY2		CSCRS		DWVSVS		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$63,040	88,692	19,809	(2,363)	(8,215)	(20,274)	328,600	575,802
Realized gain (loss) on investments	(171,473)	56,275	(66,674)	(49,588)	(649,150)	(82,119)	(631,287)	(179,216)
Change in unrealized gain (loss) on investments	49,739	142,329	35,074	71,868	321,316	810,149	170,075	643,273
Reinvested capital gains	-	-	-	-	279,699	377,441	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(58,694)	287,296	(11,791)	19,917	(56,350)	1,085,197	(132,612)	1,039,859

Equity transactions:
Purchase payments received from contract owners (note 4)	934,367	431,575	48	8,628	810,299	986,168	1,067,607	2,527,639
Transfers between funds	(1,812,776)	2,607,546	93,750	123,314	(420,249)	321,712	(1,629,392)	2,054,745
Redemptions (notes 2, 3, and 4)	(183,481)	(123,424)	(123,168)	(144,341)	(148,734)	(73,177)	(2,296,826)	(3,801,765)
Adjustments to maintain reserves	36	(47)	55	(48)	56	(33)	481	1,787

Net equity transactions	(1,061,854)	2,915,650	(29,315)	(12,447)	241,372	1,234,670	(2,858,130)	782,406

Net change in contract owners’ equity	(1,120,548)	3,202,946	(41,106)	7,470	185,022	2,319,867	(2,990,742)	1,822,265
Contract owners’ equity at beginning of period	4,241,839	1,038,893	524,102	516,632	6,101,330	3,781,463	19,521,513	17,699,248

Contract owners’ equity at end of period	$3,121,291	4,241,839	482,996	524,102	6,286,352	6,101,330	16,530,771	19,521,513

CHANGE IN UNITS:
Beginning units	382,641	107,436	97,252	101,186	449,594	352,074	1,778,727	1,706,626
Units purchased	583,561	547,407	65,240	76,429	270,381	195,404	950,667	1,086,371
Units redeemed	(698,562)	(272,202)	(70,151)	(80,363)	(241,063)	(97,884)	(1,233,214)	(1,014,270)

Ending units	267,640	382,641	92,341	97,252	478,912	449,594	1,496,180	1,778,727

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQB		FVUS2		FAM2		FB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$83	89	6,761	(251)	3,662	1,421	70,594	120,642
Realized gain (loss) on investments	3	-	4,173	398	8,909	(3,453)	192,276	152,714
Change in unrealized gain (loss) on investments	282	336	5,521	12	70,099	51,697	8,498,523	3,909,200
Reinvested capital gains	17	-	-	-	10,032	18,754	545,914	1,017,046

Net increase (decrease) in contract owners’ equity resulting from operations	385	425	16,455	159	92,702	68,419	9,307,307	5,199,602

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	497,511	479,157	1,280	6,313	6,569,019	8,378,634
Transfers between funds	-	-	1,017,387	(371,610)	473,957	(33,359)	13,335,371	4,236,045
Redemptions (notes 2, 3, and 4)	(7)	(7)	(14,675)	-	(82,073)	(26,512)	(2,934,809)	(2,360,329)
Adjustments to maintain reserves	(15)	6	6	-	24	(22)	111	(175)

Net equity transactions	(22)	(1)	1,500,229	107,547	393,188	(53,580)	16,969,692	10,254,175

Net change in contract owners’ equity	363	424	1,516,684	107,706	485,890	14,839	26,276,999	15,453,777
Contract owners’ equity at beginning of period	5,717	5,293	107,706	-	457,292	442,453	34,311,080	18,857,303

Contract owners’ equity at end of period	$6,080	5,717	1,624,390	107,706	943,182	457,292	60,588,079	34,311,080

CHANGE IN UNITS:
Beginning units	299	299	10,437	-	31,237	35,392	2,527,000	1,701,806
Units purchased	-	-	157,842	55,949	65,003	3,537	2,298,109	1,583,912
Units redeemed	(1)	-	(16,803)	(45,512)	(38,424)	(7,692)	(1,120,854)	(758,718)

Ending units	298	299	151,476	10,437	57,816	31,237	3,704,255	2,527,000

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FC2		FEI2		FEMS2		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(136,136)	(71,822)	3,156	21,643	(18,356)	18,365	(879,101)	(672,601)
Realized gain (loss) on investments	178,985	(36,376)	(205,559)	(338,046)	(133,878)	23,667	1,545,220	39,904
Change in unrealized gain (loss) on investments	2,980,414	1,049,847	(13,565)	1,792,566	793,752	274,258	17,461,542	12,150,777
Reinvested capital gains	50,226	695,732	392,158	773,188	448,769	-	7,017,710	3,122,780

Net increase (decrease) in contract owners’ equity resulting from operations	3,073,489	1,637,381	176,190	2,249,351	1,090,287	316,290	25,145,371	14,640,860

Equity transactions:
Purchase payments received from contract owners (note 4)	3,806,860	1,179,964	69,426	108,276	778,043	1,249,931	9,209,982	6,576,923
Transfers between funds	1,197,222	192,416	(1,848,900)	169,040	1,266,814	1,222,530	(1,261,275)	3,655,161
Redemptions (notes 2, 3, and 4)	(473,892)	(362,640)	(1,388,628)	(1,880,197)	(184,307)	(121,901)	(6,316,844)	(5,671,920)
Adjustments to maintain reserves	31	2	106	(123)	39	(40)	172	(274)

Net equity transactions	4,530,221	1,009,742	(3,167,996)	(1,603,004)	1,860,589	2,350,520	1,632,035	4,559,890

Net change in contract owners’ equity	7,603,710	2,647,123	(2,991,806)	646,347	2,950,876	2,666,810	26,777,406	19,200,750
Contract owners’ equity at beginning of period	8,039,618	5,392,495	10,084,141	9,437,794	2,966,590	299,780	64,340,514	45,139,764

Contract owners’ equity at end of period	$15,643,328	8,039,618	7,092,335	10,084,141	5,917,466	2,966,590	91,117,920	64,340,514

CHANGE IN UNITS:
Beginning units	567,853	474,009	750,010	877,571	281,768	36,396	3,647,438	3,389,539
Units purchased	481,781	218,777	146,550	433,380	353,128	357,110	2,185,564	1,992,568
Units redeemed	(162,829)	(124,933)	(394,315)	(560,941)	(200,350)	(111,738)	(2,193,528)	(1,734,669)

Ending units	886,805	567,853	502,245	750,010	434,546	281,768	3,639,474	3,647,438

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FHI2		FIGBP2		FMMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$73,122	207,056	93,784	93,233	172,628	181,659	-	-
Realized gain (loss) on investments	(273,737)	(260,129)	(40,553)	(38,806)	448,349	79,804	-	-
Change in unrealized gain (loss) on investments	531,985	1,476,082	(19,254)	294,245	284,797	428,497	-	-
Reinvested capital gains	488,528	758,364	-	-	5,966	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	819,898	2,181,373	33,977	348,672	911,740	689,960	-	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,750,568	1,535,795	23,131	39,659	3,181,310	2,336,715	200	-
Transfers between funds	(831,896)	1,098,909	137,158	2,763	4,840,128	6,087,885	(200)	-
Redemptions (notes 2, 3, and 4)	(590,380)	(414,841)	(642,303)	(267,799)	(3,036,313)	(1,511,120)	-	-
Adjustments to maintain reserves	134	(68)	25	(64)	138	(143)	-	-

Net equity transactions	328,426	2,219,795	(481,989)	(225,441)	4,985,263	6,913,337	-	-

Net change in contract owners’ equity	1,148,324	4,401,168	(448,012)	123,231	5,897,003	7,603,297	-	-
Contract owners’ equity at beginning of period	11,160,857	6,759,689	2,571,158	2,447,927	14,013,486	6,410,189	-	-

Contract owners’ equity at end of period	$12,309,181	11,160,857	2,123,146	2,571,158	19,910,489	14,013,486	-	-

CHANGE IN UNITS:
Beginning units	749,733	581,341	221,771	238,786	1,297,248	637,609	-	-
Units purchased	308,184	438,807	135,092	121,340	1,525,177	1,241,347	20	-
Units redeemed	(280,168)	(270,415)	(175,710)	(138,355)	(1,120,936)	(581,708)	(20)	-

Ending units	777,749	749,733	181,153	221,771	1,701,489	1,297,248	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FNRS2		FRESS2		FVSIS2		FEOVF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,334	-	29,262	16,945	216,236	232,759	3,260	-
Realized gain (loss) on investments	(7,615)	-	(473,970)	141,394	(157,138)	(30,013)	29	-
Change in unrealized gain (loss) on investments	25,058	-	(525,055)	565,024	345,111	698,671	4,961	-
Reinvested capital gains	-	-	252,326	90,612	117,676	91,128	6,672	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,777	-	(717,437)	813,975	521,885	992,545	14,922	-

Equity transactions:
Purchase payments received from contract owners (note 4)	130,253	-	457,197	1,073,438	1,043,355	1,254,294	128,170	-
Transfers between funds	726,308	-	(1,025,697)	1,146,726	(774,240)	1,271,088	8,366	-
Redemptions (notes 2, 3, and 4)	(4,856)	-	(333,458)	(240,640)	(848,872)	(1,435,488)	-	-
Adjustments to maintain reserves	9	-	48	(56)	107	(150)	(1)	-

Net equity transactions	851,714	-	(901,910)	1,979,468	(579,650)	1,089,744	136,535	-

Net change in contract owners’ equity	882,491	-	(1,619,347)	2,793,443	(57,765)	2,082,289	151,457	-
Contract owners’ equity at beginning of period	-	-	6,452,152	3,658,709	12,915,213	10,832,924	-	-

Contract owners’ equity at end of period	$882,491	-	4,832,805	6,452,152	12,857,448	12,915,213	151,457	-

CHANGE IN UNITS:
Beginning units	-	-	518,374	356,056	1,139,452	1,046,245	-	-
Units purchased	86,591	-	234,478	423,599	505,157	518,527	12,510	-
Units redeemed	(10,434)	-	(332,676)	(261,281)	(574,796)	(425,320)	-	-

Ending units	76,157	-	420,176	518,374	1,069,813	1,139,452	12,510	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVFA2		FTVGI2		FTVIS2		FTVMD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,487	98,735	1,179,331	1,106,110	912,119	850,991	63,956	20,370
Realized gain (loss) on investments	(242,414)	(60,732)	(693,794)	167,888	(1,344,845)	357,358	(399,315)	(43,336)
Change in unrealized gain (loss) on investments	(480,091)	361,151	(1,620,132)	(1,141,061)	(309,975)	1,006,452	(306,579)	743,357
Reinvested capital gains	1,124,398	278,052	-	-	16,625	346,113	119,156	763,230

Net increase (decrease) in contract owners’ equity resulting from operations	413,380	677,206	(1,134,595)	132,937	(726,076)	2,560,914	(522,782)	1,483,621

Equity transactions:
Purchase payments received from contract owners (note 4)	318,476	58,729	574,640	1,801,795	1,016,656	3,317,521	635,495	278,801
Transfers between funds	(224,775)	256,850	(1,479,112)	(997,344)	(2,949,419)	2,994,481	(541,929)	(104,243)
Redemptions (notes 2, 3, and 4)	(437,558)	(240,263)	(1,800,602)	(1,297,671)	(1,360,352)	(3,935,158)	(344,428)	(805,243)
Adjustments to maintain reserves	14	(51)	(879)	3	146	(161)	97	(150)

Net equity transactions	(343,843)	75,265	(2,705,953)	(493,217)	(3,292,969)	2,376,683	(250,765)	(630,835)

Net change in contract owners’ equity	69,537	752,471	(3,840,548)	(360,280)	(4,019,045)	4,937,597	(773,547)	852,786
Contract owners’ equity at beginning of period	4,394,707	3,642,236	17,950,239	18,310,519	22,268,982	17,331,385	7,649,743	6,796,957

Contract owners’ equity at end of period	$4,464,244	4,394,707	14,109,691	17,950,239	18,249,937	22,268,982	6,876,196	7,649,743

CHANGE IN UNITS:
Beginning units	252,905	248,319	1,828,736	1,881,017	1,700,024	1,519,867	530,208	578,609
Units purchased	34,904	30,921	518,344	438,129	602,632	905,607	113,518	88,323
Units redeemed	(55,568)	(26,335)	(812,496)	(490,410)	(904,190)	(725,450)	(138,048)	(136,724)

Ending units	232,241	252,905	1,534,584	1,828,736	1,398,466	1,700,024	505,678	530,208

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVGMNS		GVHQFA		GVMSAS		GVFRB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,934)	729	(24,712)	47,808	7,792	20,365	431,294	384,812
Realized gain (loss) on investments	23,602	741	(52,055)	(10,022)	(2,245)	1,258	(277,103)	(117,593)
Change in unrealized gain (loss) on investments	(17,588)	39,048	18,278	4,029	48,545	(9,407)	(203,429)	381,142
Reinvested capital gains	9,555	40,503	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,635	81,021	(58,489)	41,815	54,092	12,216	(49,238)	648,361

Equity transactions:
Purchase payments received from contract owners (note 4)	6,512	600	98,507	442,399	106,767	141,245	127,405	166,526
Transfers between funds	(174,858)	172,068	(2,669,488)	(730,972)	29,951	679,509	2,445,725	(2,480,364)
Redemptions (notes 2, 3, and 4)	(128,196)	(31,327)	(132,345)	(246,225)	(8,221)	(2,034)	(640,601)	(1,167,061)
Adjustments to maintain reserves	53	(16)	50	(92)	(3)	(5)	119	(132)

Net equity transactions	(296,489)	141,325	(2,703,276)	(534,890)	128,494	818,715	1,932,648	(3,481,031)

Net change in contract owners’ equity	(289,854)	222,346	(2,761,765)	(493,075)	182,586	830,931	1,883,410	(2,832,670)
Contract owners’ equity at beginning of period	973,517	751,171	6,322,332	6,815,407	912,460	81,529	9,007,737	11,840,407

Contract owners’ equity at end of period	$683,663	973,517	3,560,567	6,322,332	1,095,046	912,460	10,891,147	9,007,737

CHANGE IN UNITS:
Beginning units	84,216	71,712	640,540	695,845	90,146	8,652	789,575	1,099,175
Units purchased	4,300	16,605	203,416	261,664	20,208	92,292	519,956	343,094
Units redeemed	(30,926)	(4,101)	(481,367)	(316,969)	(7,667)	(10,798)	(344,463)	(652,694)

Ending units	57,590	84,216	362,589	640,540	102,687	90,146	965,068	789,575

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RAF		RBF		RBKF		RBMF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,099)	(3,632)	(102,363)	(98,855)	(6,855)	(10,656)	(8,310)	(38,312)
Realized gain (loss) on investments	(233,321)	(222,325)	611,956	(480,547)	(229,939)	(68,940)	9,768	(323,061)
Change in unrealized gain (loss) on investments	(1,395)	(37,336)	265,887	1,771,222	(76,660)	548,973	382,754	655,397
Reinvested capital gains	-	-	546,468	167,101	-	-	14,986	132,053

Net increase (decrease) in contract owners’ equity resulting from operations	(235,815)	(263,293)	1,321,948	1,358,921	(313,454)	469,377	399,198	426,077

Equity transactions:
Purchase payments received from contract owners (note 4)	7,969	7,375	26,995	264,024	10,758	15,176	26,443	43,760
Transfers between funds	287,827	(1,821,902)	577,541	(1,022,403)	245,132	86,176	365,743	(399,385)
Redemptions (notes 2, 3, and 4)	(25,206)	(59,677)	(744,170)	(1,036,920)	(141,403)	(263,053)	(234,243)	(278,480)
Adjustments to maintain reserves	20	(20)	252	(290)	67	(54)	62	(107)

Net equity transactions	270,610	(1,874,224)	(139,382)	(1,795,589)	114,554	(161,755)	158,005	(634,212)

Net change in contract owners’ equity	34,795	(2,137,517)	1,182,566	(436,668)	(198,900)	307,622	557,203	(208,135)
Contract owners’ equity at beginning of period	189,780	2,327,297	6,825,695	7,262,363	2,107,303	1,799,681	2,453,751	2,661,886

Contract owners’ equity at end of period	$224,575	189,780	8,008,261	6,825,695	1,908,403	2,107,303	3,010,954	2,453,751

CHANGE IN UNITS:
Beginning units	458,222	2,906,311	192,159	252,782	196,804	210,412	92,813	122,448
Units purchased	12,476,015	7,986,588	238,235	322,518	205,950	404,108	83,024	66,648
Units redeemed	(12,075,901)	(10,434,677)	(239,504)	(383,141)	(208,677)	(417,716)	(79,407)	(96,283)

Ending units	858,336	458,222	190,890	192,159	194,077	196,804	96,430	92,813

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RCPF		RELF		RENF		RESF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(28,234)	(26,303)	(67,258)	(61,303)	(4,366)	(62,775)	(11,820)	(31,420)
Realized gain (loss) on investments	(68,203)	341,451	1,106,127	345,691	(1,641,347)	(1,877,943)	(819,615)	(792,832)
Change in unrealized gain (loss) on investments	181,131	757,641	819,111	1,496,948	323,340	2,298,765	(81,881)	863,404
Reinvested capital gains	76,297	13,557	76,700	55,958	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	160,991	1,086,346	1,934,680	1,837,294	(1,322,373)	358,047	(913,316)	39,152

Equity transactions:
Purchase payments received from contract owners (note 4)	140,055	454,372	15,705	34,635	48,044	19,033	67,591	58,464
Transfers between funds	(6,035)	501,587	(384,758)	930,943	404,905	(1,396,418)	1,260,036	(177,523)
Redemptions (notes 2, 3, and 4)	(435,536)	(533,978)	(586,606)	(662,678)	(466,965)	(553,729)	(156,035)	(252,708)
Adjustments to maintain reserves	248	(255)	160	(121)	(56)	35	88	(97)

Net equity transactions	(301,268)	421,726	(955,499)	302,779	(14,072)	(1,931,079)	1,171,680	(371,864)

Net change in contract owners’ equity	(140,277)	1,508,072	979,181	2,140,073	(1,336,445)	(1,573,032)	258,364	(332,712)
Contract owners’ equity at beginning of period	6,430,194	4,922,122	5,207,241	3,067,168	3,973,562	5,546,594	1,558,498	1,891,210

Contract owners’ equity at end of period	$6,289,917	6,430,194	6,186,422	5,207,241	2,637,117	3,973,562	1,816,862	1,558,498

CHANGE IN UNITS:
Beginning units	188,110	167,554	219,555	202,302	299,660	439,176	223,170	266,163
Units purchased	94,677	234,097	212,939	309,519	851,306	286,847	4,487,683	1,513,014
Units redeemed	(110,766)	(213,541)	(264,311)	(292,266)	(848,348)	(426,363)	(4,290,984)	(1,556,007)

Ending units	172,021	188,110	168,183	219,555	302,618	299,660	419,869	223,170

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RFSF		RHCF		RHYS		RINF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(20,178)	(28,505)	(150,427)	(153,756)	16,480	13,537	(79,611)	(62,900)
Realized gain (loss) on investments	15,408	87,674	484,995	(80,701)	(35,865)	64,227	1,012,404	67,609
Change in unrealized gain (loss) on investments	(276,823)	942,578	882,251	2,011,179	(20,185)	55,282	1,553,785	885,277
Reinvested capital gains	142,003	211,738	296,352	209,973	2,433	-	85,892	-

Net increase (decrease) in contract owners’ equity resulting from operations	(139,590)	1,213,485	1,513,171	1,986,695	(37,137)	133,046	2,572,470	889,986

Equity transactions:
Purchase payments received from contract owners (note 4)	369,991	147,143	44,290	70,071	5,216	9,357	31,515	4,295
Transfers between funds	(776,434)	720,567	(1,100,312)	(858,253)	(168,194)	1,833,985	489,284	(697,832)
Redemptions (notes 2, 3, and 4)	(294,035)	(629,245)	(1,152,348)	(1,769,609)	(193,601)	(421,411)	(431,512)	(524,483)
Adjustments to maintain reserves	102	(114)	(256)	(57)	96	(82)	292	(133)

Net equity transactions	(700,376)	238,351	(2,208,626)	(2,557,848)	(356,483)	1,421,849	89,579	(1,218,153)

Net change in contract owners’ equity	(839,966)	1,451,836	(695,455)	(571,153)	(393,620)	1,554,895	2,662,049	(328,167)
Contract owners’ equity at beginning of period	5,941,259	4,489,423	11,214,507	11,785,660	2,709,335	1,154,440	3,864,933	4,193,100

Contract owners’ equity at end of period	$5,101,293	5,941,259	10,519,052	11,214,507	2,315,715	2,709,335	6,526,982	3,864,933

CHANGE IN UNITS:
Beginning units	387,410	368,885	355,151	450,556	218,106	105,131	84,064	113,408
Units purchased	135,029	324,603	160,707	253,195	999,629	274,186	127,485	152,066
Units redeemed	(187,766)	(306,078)	(231,134)	(348,600)	(1,033,301)	(161,211)	(121,333)	(181,410)

Ending units	334,673	387,410	284,724	355,151	184,434	218,106	90,216	84,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RJNF		RLCE		RLCJ		RLF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,564)	(8,546)	3,611	(4,816)	(2,604)	(1,044)	(35,767)	(35,118)
Realized gain (loss) on investments	(27,542)	(139,144)	(84,988)	117,353	(6,575)	132,299	81,368	34,981
Change in unrealized gain (loss) on investments	(5,748)	45,301	(34,037)	194,242	208,692	63,827	359,518	663,486
Reinvested capital gains	-	-	-	-	-	-	118,805	30,898

Net increase (decrease) in contract owners’ equity resulting from operations	(38,854)	(102,389)	(115,414)	306,779	199,513	195,082	523,924	694,247

Equity transactions:
Purchase payments received from contract owners (note 4)	279,394	22,897	17,115	26,729	14,789	14,480	4,808	5,232
Transfers between funds	(27,013)	(271,701)	(359,778)	(167,190)	496,605	(405,362)	(42,357)	(10,383)
Redemptions (notes 2, 3, and 4)	(278,401)	(49,879)	(198,754)	(132,469)	(57,562)	(29,544)	(274,768)	(469,113)
Adjustments to maintain reserves	87	(102)	23	(26)	80	(102)	(8)	(51)

Net equity transactions	(25,933)	(298,785)	(541,394)	(272,956)	453,912	(420,528)	(312,325)	(474,315)

Net change in contract owners’ equity	(64,787)	(401,174)	(656,808)	33,823	653,425	(225,446)	211,599	219,932
Contract owners’ equity at beginning of period	489,283	890,457	1,290,298	1,256,475	798,008	1,023,454	2,800,412	2,580,480

Contract owners’ equity at end of period	$424,496	489,283	633,490	1,290,298	1,451,433	798,008	3,012,011	2,800,412

CHANGE IN UNITS:
Beginning units	217,287	340,931	112,626	140,914	39,496	68,954	74,228	87,236
Units purchased	7,571,072	2,355,433	236,664	243,393	165,204	463,317	48,061	44,052
Units redeemed	(7,542,990)	(2,479,077)	(294,074)	(271,681)	(153,904)	(492,775)	(55,530)	(57,060)

Ending units	245,369	217,287	55,216	112,626	50,796	39,496	66,759	74,228

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RMED		RMEK		RNF		ROF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,491)	(9,748)	(29,242)	(37,426)	(45,859)	(37,046)	(255,336)	(251,391)
Realized gain (loss) on investments	(231,821)	(439,189)	567,825	176,895	(544,352)	1,172,542	6,823,767	974,875
Change in unrealized gain (loss) on investments	373,705	1,211,316	74,578	618,339	379,971	2,473,005	1,069,672	4,453,740
Reinvested capital gains	90,061	-	73,379	-	853,815	-	2,262,502	451,002

Net increase (decrease) in contract owners’ equity resulting from operations	225,454	762,379	686,540	757,808	643,575	3,608,501	9,900,605	5,628,226

Equity transactions:
Purchase payments received from contract owners (note 4)	5,523	33,998	210,604	49,181	133,963	89,217	910,681	176,926
Transfers between funds	(12,155)	(331,254)	2,779,728	(920,564)	(1,443,253)	(655,509)	(6,260,822)	(918,517)
Redemptions (notes 2, 3, and 4)	(430,682)	(342,981)	(308,829)	(251,196)	(1,023,718)	(934,790)	(1,918,067)	(2,575,954)
Adjustments to maintain reserves	224	(66)	(128)	(104)	14	4	41	43

Net equity transactions	(437,090)	(640,303)	2,681,375	(1,122,683)	(2,332,994)	(1,501,078)	(7,268,167)	(3,317,502)

Net change in contract owners’ equity	(211,636)	122,076	3,367,915	(364,875)	(1,689,419)	2,107,423	2,632,438	2,310,724
Contract owners’ equity at beginning of period	2,540,728	2,418,652	2,157,550	2,522,425	12,029,080	9,921,657	19,198,467	16,887,743

Contract owners’ equity at end of period	$2,329,092	2,540,728	5,525,465	2,157,550	10,339,661	12,029,080	21,830,905	19,198,467

CHANGE IN UNITS:
Beginning units	48,427	63,196	58,444	90,508	341,426	407,699	382,742	457,417
Units purchased	72,222	58,912	626,846	434,477	317,381	744,584	939,507	1,106,141
Units redeemed	(80,560)	(73,681)	(556,523)	(466,541)	(412,071)	(810,857)	(1,018,154)	(1,180,816)

Ending units	40,089	48,427	128,767	58,444	246,736	341,426	304,095	382,742

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RPMF		RREF		RRF		RSRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$281,418	(98,670)	45,896	16,479	(30,827)	(32,731)	(26,444)	(45,946)
Realized gain (loss) on investments	1,634,191	2,091,236	(570,376)	538,746	520,504	(72,305)	(175,476)	(295,772)
Change in unrealized gain (loss) on investments	(843,342)	758,781	(68,068)	484,081	334,965	582,557	333,986	521,315
Reinvested capital gains	-	-	84,740	47,023	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,072,267	2,751,347	(507,808)	1,086,329	824,642	477,521	132,066	179,597

Equity transactions:
Purchase payments received from contract owners (note 4)	186,408	213,230	25,981	6,813	3,172	1,563	127,769	36,311
Transfers between funds	(1,904,918)	395,180	(1,451,315)	385,271	(51,515)	(1,248,340)	(307,304)	(297,394)
Redemptions (notes 2, 3, and 4)	(543,180)	(813,761)	(477,193)	(635,816)	(243,771)	(411,661)	(320,459)	(431,044)
Adjustments to maintain reserves	(86)	11	89	(199)	83	(37)	95	(163)

Net equity transactions	(2,261,776)	(205,340)	(1,902,438)	(243,931)	(292,031)	(1,658,475)	(499,899)	(692,290)

Net change in contract owners’ equity	(1,189,509)	2,546,007	(2,410,246)	842,398	532,611	(1,180,954)	(367,833)	(512,693)
Contract owners’ equity at beginning of period	9,388,661	6,842,654	5,270,456	4,428,058	1,891,873	3,072,827	5,432,340	5,945,033

Contract owners’ equity at end of period	$8,199,152	9,388,661	2,860,210	5,270,456	2,424,484	1,891,873	5,064,507	5,432,340

CHANGE IN UNITS:
Beginning units	661,519	737,847	196,392	199,001	59,028	118,827	392,341	438,274
Units purchased	1,098,830	1,913,720	154,421	768,195	50,374	32,496	43,967	88,788
Units redeemed	(1,325,195)	(1,990,048)	(240,871)	(770,804)	(55,721)	(92,295)	(87,509)	(134,721)

Ending units	435,154	661,519	109,942	196,392	53,681	59,028	348,799	392,341

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RTEC		RTEL		RTF		RTRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(155,910)	(156,762)	(3,808)	(10,485)	(88,241)	(328,747)	(31,805)	(40,582)
Realized gain (loss) on investments	966,309	659,514	16,762	(52,650)	(5,077,996)	1,443,865	258,021	(244,724)
Change in unrealized gain (loss) on investments	2,811,391	2,055,627	77,149	134,050	(3,974,298)	10,391,372	682,698	831,711
Reinvested capital gains	222,574	371,561	-	-	1,205,098	-	88,640	1,387

Net increase (decrease) in contract owners’ equity resulting from operations	3,844,364	2,929,940	90,103	70,915	(7,935,437)	11,506,490	997,554	547,792

Equity transactions:
Purchase payments received from contract owners (note 4)	20,130	17,292	58	16	455,588	62,642	2,420	2,246
Transfers between funds	1,118,288	(511,550)	(58,691)	(460,390)	(12,100,788)	1,689,141	266,493	(366,234)
Redemptions (notes 2, 3, and 4)	(1,093,843)	(1,231,024)	(129,678)	(159,506)	(620,256)	(4,045,171)	(398,329)	(659,986)
Adjustments to maintain reserves	180	(165)	34	(61)	(2,581)	520	25	30

Net equity transactions	44,755	(1,725,447)	(188,277)	(619,941)	(12,268,037)	(2,292,868)	(129,391)	(1,023,944)

Net change in contract owners’ equity	3,889,119	1,204,493	(98,174)	(549,026)	(20,203,474)	9,213,622	868,163	(476,152)
Contract owners’ equity at beginning of period	9,859,398	8,654,905	628,389	1,177,415	28,723,981	19,510,359	2,648,445	3,124,597

Contract owners’ equity at end of period	$13,748,517	9,859,398	530,215	628,389	8,520,507	28,723,981	3,516,608	2,648,445

CHANGE IN UNITS:
Beginning units	274,636	333,860	60,016	126,955	651,354	715,384	81,726	116,508
Units purchased	288,361	411,983	99,143	135,625	1,209,023	2,089,995	74,952	101,988
Units redeemed	(303,846)	(471,207)	(112,205)	(202,564)	(1,678,597)	(2,154,025)	(78,685)	(136,770)

Ending units	259,151	274,636	46,954	60,016	181,780	651,354	77,993	81,726

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RUF		RUGB		RUTL		RVARS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,986)	(3,787)	(105,253)	(5,663)	8,641	(64,600)	(533)	58,597
Realized gain (loss) on investments	(368,565)	(237,073)	(1,983,374)	1,471,910	(478,457)	649,030	41,267	24,496
Change in unrealized gain (loss) on investments	6,513	(39,964)	(3,320)	(526,347)	(84,003)	205,967	167,281	111,142
Reinvested capital gains	-	-	-	-	50,446	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(372,038)	(280,824)	(2,091,947)	939,900	(503,373)	790,397	208,015	194,235

Equity transactions:
Purchase payments received from contract owners (note 4)	93,879	7,725	380,682	50,252	48,601	27,676	52,914	66,099
Transfers between funds	168,232	(563,972)	7,424,490	(1,603,686)	(989,707)	(98,562)	(182,956)	(1,214,715)
Redemptions (notes 2, 3, and 4)	(89,030)	(146,944)	(3,736,684)	(1,345,198)	(345,712)	(606,914)	(346,886)	(346,527)
Adjustments to maintain reserves	33	(38)	(1,140)	7,016	182	(189)	13	(148)

Net equity transactions	173,114	(703,229)	4,067,348	(2,891,616)	(1,286,636)	(677,989)	(476,915)	(1,495,291)

Net change in contract owners’ equity	(198,924)	(984,053)	1,975,401	(1,951,716)	(1,790,009)	112,408	(268,900)	(1,301,056)
Contract owners’ equity at beginning of period	633,663	1,617,716	3,830,757	5,782,473	4,611,219	4,498,811	3,613,113	4,914,169

Contract owners’ equity at end of period	$434,739	633,663	5,806,158	3,830,757	2,821,210	4,611,219	3,344,213	3,613,113

CHANGE IN UNITS:
Beginning units	520,836	997,668	176,876	312,611	206,191	235,136	402,853	569,165
Units purchased	13,897,122	4,922,693	4,232,727	3,281,811	238,113	522,343	66,470	97,987
Units redeemed	(13,932,561)	(5,399,525)	(4,187,637)	(3,417,546)	(309,559)	(551,288)	(117,446)	(264,299)

Ending units	485,397	520,836	221,966	176,876	134,745	206,191	351,877	402,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVCMD		RVF		RVIDD		RVIMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,006)	218	(340,806)	(339,231)	(17,694)	(45,256)	(920)	(2,459)
Realized gain (loss) on investments	(262,578)	(59,113)	12,840,590	(1,042,622)	(603,775)	(429,473)	(31,672)	(47,010)
Change in unrealized gain (loss) on investments	86,451	177,188	3,682,750	17,534,111	(130,445)	(351,885)	(10,372)	(6,955)
Reinvested capital gains	-	-	6,861,930	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(180,133)	118,293	23,044,464	16,152,258	(751,914)	(826,614)	(42,964)	(56,424)

Equity transactions:
Purchase payments received from contract owners (note 4)	15,363	45,839	239,074	61,936	1,995	938	6,087	(1)
Transfers between funds	90,934	(78,000)	(10,634,062)	1,612,291	(12,864)	2,723,914	73	(67,664)
Redemptions (notes 2, 3, and 4)	(62,014)	(110,954)	(2,251,225)	(3,105,936)	(96,341)	(297,346)	(15,860)	(12,573)
Adjustments to maintain reserves	63	(74)	6,561	656	112	(72)	28	(28)

Net equity transactions	44,346	(143,189)	(12,639,652)	(1,431,053)	(107,098)	2,427,434	(9,672)	(80,266)

Net change in contract owners’ equity	(135,787)	(24,896)	10,404,812	14,721,205	(859,012)	1,600,820	(52,636)	(136,690)
Contract owners’ equity at beginning of period	922,207	947,103	36,713,786	21,992,581	2,998,322	1,397,502	172,335	309,025

Contract owners’ equity at end of period	$786,420	922,207	47,118,598	36,713,786	2,139,310	2,998,322	119,699	172,335

CHANGE IN UNITS:
Beginning units	430,314	511,807	339,548	362,509	15,653,025	4,461,941	149,117	207,501
Units purchased	422,319	118,725	628,163	420,967	66,813,122	77,172,104	1,229,644	1,682,997
Units redeemed	(366,781)	(200,218)	(740,393)	(443,928)	(61,459,056)	(65,981,020)	(1,239,591)	(1,741,381)

Ending units	485,852	430,314	227,318	339,548	21,007,091	15,653,025	139,170	149,117

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVISC		RVLCG		RVLCV		RVLDD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,966)	(6,462)	(243,801)	(324,882)	31,247	(123,990)	(69,472)	(80,731)
Realized gain (loss) on investments	(429,866)	(114,763)	835,111	(1,545,449)	(1,932,553)	(1,751,229)	(1,205,309)	2,055,639
Change in unrealized gain (loss) on investments	7,841	(52,634)	108,219	6,615,975	(19,029)	5,499,122	63,876	1,727,698
Reinvested capital gains	-	-	3,620,149	502,787	678,724	225,490	853,995	-

Net increase (decrease) in contract owners’ equity resulting from operations	(424,991)	(173,859)	4,319,678	5,248,431	(1,241,611)	3,849,393	(356,910)	3,702,606

Equity transactions:
Purchase payments received from contract owners (note 4)	10	957	66,040	61,092	55,442	78,746	111,714	35,730
Transfers between funds	393,302	(686,814)	(7,236,696)	(4,102,777)	(4,630,703)	(4,250,962)	1,421,069	(2,539,987)
Redemptions (notes 2, 3, and 4)	(88,841)	(58,852)	(1,778,085)	(2,814,363)	(1,478,001)	(2,656,032)	(564,647)	(620,978)
Adjustments to maintain reserves	39	(39)	206	(140)	107	(186)	205	(163)

Net equity transactions	304,510	(744,748)	(8,948,535)	(6,856,188)	(6,053,155)	(6,828,434)	968,341	(3,125,398)

Net change in contract owners’ equity	(120,481)	(918,607)	(4,628,857)	(1,607,757)	(7,294,766)	(2,979,041)	611,431	577,208
Contract owners’ equity at beginning of period	360,502	1,279,109	22,535,866	24,143,623	17,969,155	20,948,196	8,895,609	8,318,401

Contract owners’ equity at end of period	$240,021	360,502	17,907,009	22,535,866	10,674,389	17,969,155	9,507,040	8,895,609

CHANGE IN UNITS:
Beginning units	344,176	910,480	791,447	1,066,315	746,594	1,060,163	193,021	266,698
Units purchased	12,559,890	11,877,515	794,855	1,009,502	481,659	765,943	630,870	807,146
Units redeemed	(12,574,515)	(12,443,819)	(1,080,277)	(1,284,370)	(722,131)	(1,079,512)	(616,835)	(880,823)

Ending units	329,551	344,176	506,025	791,447	506,122	746,594	207,056	193,021

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVMCG		RVMCV		RVMFU		RVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(86,126)	(98,405)	(49,277)	(99,058)	91,955	(18,565)	(73,241)	(94,542)
Realized gain (loss) on investments	(6,110)	(1,066,346)	(1,108,067)	(637,018)	(38,016)	(203,676)	(503,329)	(2,038,423)
Change in unrealized gain (loss) on investments	1,514,147	2,085,740	1,058,677	1,920,960	(22,896)	533,064	967,416	3,004,580
Reinvested capital gains	253,069	-	166,359	-	20,509	-	244,236	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,674,980	920,989	67,692	1,184,884	51,552	310,823	635,082	871,615

Equity transactions:
Purchase payments received from contract owners (note 4)	42,617	20,445	20,911	22,271	47,988	77,457	37,886	45,002
Transfers between funds	(103,712)	(842,242)	(310,450)	(533,777)	(629,073)	(127,935)	468,633	(4,868,339)
Redemptions (notes 2, 3, and 4)	(510,802)	(982,311)	(649,237)	(702,821)	(357,621)	(555,192)	(402,713)	(796,918)
Adjustments to maintain reserves	97	(130)	170	(159)	68	(42)	105	(120)

Net equity transactions	(571,800)	(1,804,238)	(938,606)	(1,214,486)	(938,638)	(605,712)	103,911	(5,620,375)

Net change in contract owners’ equity	1,103,180	(883,249)	(870,914)	(29,602)	(887,086)	(294,889)	738,993	(4,748,760)
Contract owners’ equity at beginning of period	6,368,507	7,251,756	6,227,908	6,257,510	4,276,947	4,571,836	5,853,634	10,602,394

Contract owners’ equity at end of period	$7,471,687	6,368,507	5,356,994	6,227,908	3,389,861	4,276,947	6,592,627	5,853,634

CHANGE IN UNITS:
Beginning units	241,344	313,364	272,729	329,823	654,175	749,469	223,386	457,942
Units purchased	203,396	329,547	170,282	122,480	87,156	139,558	363,661	401,392
Units redeemed	(223,865)	(401,567)	(219,543)	(179,574)	(231,355)	(234,852)	(367,883)	(635,948)

Ending units	220,875	241,344	223,468	272,729	509,976	654,175	219,164	223,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVSCV		RVSDL		RVWDL		AVIE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(32,564)	(45,419)	(3,757)	(6,597)	(4,677)	(1,259)	16,067	3,401
Realized gain (loss) on investments	(818,870)	(915,443)	(72,400)	36,449	13,843	(25,034)	18,132	13,288
Change in unrealized gain (loss) on investments	296,854	1,701,119	(3,876)	(3,295)	58,458	2,981	125,332	213,802
Reinvested capital gains	-	-	-	-	-	-	35,935	97,419

Net increase (decrease) in contract owners’ equity resulting from operations	(554,580)	740,257	(80,033)	26,557	67,624	(23,312)	195,466	327,910

Equity transactions:
Purchase payments received from contract owners (note 4)	19,413	20,493	176,113	22,873	208,364	922	100,994	93,908
Transfers between funds	(771,749)	(807,432)	(166,847)	(125,472)	683,650	32,559	(176,989)	81,259
Redemptions (notes 2, 3, and 4)	(225,257)	(783,467)	(211,307)	(311,708)	(238,008)	(2,762)	(21,055)	(27,896)
Adjustments to maintain reserves	89	(74)	46	(32)	30	(32)	28	(48)

Net equity transactions	(977,504)	(1,570,480)	(201,995)	(414,339)	654,036	30,687	(97,022)	147,223

Net change in contract owners’ equity	(1,532,084)	(830,223)	(282,028)	(387,782)	721,660	7,375	98,444	475,133
Contract owners’ equity at beginning of period	3,911,036	4,741,259	574,198	961,980	250,427	243,052	1,663,742	1,188,609

Contract owners’ equity at end of period	$2,378,952	3,911,036	292,170	574,198	972,087	250,427	1,762,186	1,663,742

CHANGE IN UNITS:
Beginning units	217,924	315,134	80,558	139,467	45,858	41,323	141,430	128,227
Units purchased	177,873	185,673	597,824	487,779	598,213	364,129	13,713	25,237
Units redeemed	(252,421)	(282,883)	(630,465)	(546,688)	(483,277)	(359,594)	(21,890)	(12,034)

Ending units	143,376	217,924	47,917	80,558	160,794	45,858	133,253	141,430

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA2		IVEW52		OVGSS		OVIGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$287,702	(67,682)	28,689	44,397	(99,756)	(74,426)	(18,067)	(13,651)
Realized gain (loss) on investments	(228,439)	(72,513)	247,196	270,946	(658,320)	(97,481)	53,408	12,267
Change in unrealized gain (loss) on investments	51,594	746,445	1,100,008	1,860,112	3,505,083	1,525,706	717,955	550,840
Reinvested capital gains	234,781	-	215,683	208,717	486,199	1,738,370	55,411	148,971

Net increase (decrease) in contract owners’ equity resulting from operations	345,638	606,250	1,591,576	2,384,172	3,233,206	3,092,169	808,707	698,427

Equity transactions:
Purchase payments received from contract owners (note 4)	163,002	193,910	2,073,132	1,965,553	2,016,216	800,647	753,685	523,634
Transfers between funds	(62,923)	85,721	162,776	7,449	(2,676,784)	1,179,950	(19,015)	7,351
Redemptions (notes 2, 3, and 4)	(502,100)	(301,477)	(378,061)	(409,845)	(732,114)	(705,859)	(187,710)	(53,566)
Adjustments to maintain reserves	93	(192)	83	(75)	89	(101)	21	(23)

Net equity transactions	(401,928)	(22,038)	1,857,930	1,563,082	(1,392,593)	1,274,637	546,981	477,396

Net change in contract owners’ equity	(56,290)	584,212	3,449,506	3,947,254	1,840,613	4,366,806	1,355,688	1,175,823
Contract owners’ equity at beginning of period	5,085,126	4,500,914	12,199,026	8,251,772	14,363,436	9,996,630	3,536,516	2,360,693

Contract owners’ equity at end of period	$5,028,836	5,085,126	15,648,532	12,199,026	16,204,049	14,363,436	4,892,204	3,536,516

CHANGE IN UNITS:
Beginning units	415,788	417,499	846,875	727,172	825,672	745,410	307,036	259,112
Units purchased	188,248	67,766	470,435	296,555	274,026	296,746	129,653	80,210
Units redeemed	(225,935)	(69,477)	(342,764)	(176,852)	(361,741)	(216,484)	(81,951)	(32,286)

Ending units	378,101	415,788	974,546	846,875	737,957	825,672	354,738	307,036

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSCS		WRASP		WRENG		JPIGA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(44,779)	(61,640)	74,151	83,369	10,029	(14,815)	7,620	10,458
Realized gain (loss) on investments	(84,353)	12,574	(84,360)	(393,248)	(575,479)	(205,758)	12,314	55,494
Change in unrealized gain (loss) on investments	1,363,253	703,877	1,182,425	2,283,783	92,645	269,364	175,947	180,033
Reinvested capital gains	90,864	492,204	206,149	535,431	-	-	15,395	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,324,985	1,147,015	1,378,365	2,509,335	(472,805)	48,791	211,276	245,985

Equity transactions:
Purchase payments received from contract owners (note 4)	652,078	472,565	114,600	102,831	65,795	85,574	69,424	421,892
Transfers between funds	7,550	(232,793)	(893,586)	(671,394)	259,453	369,007	(32,986)	(456,524)
Redemptions (notes 2, 3, and 4)	(156,079)	(144,511)	(1,010,898)	(1,577,758)	(58,518)	(33,432)	(194,678)	(19,611)
Adjustments to maintain reserves	37	(22)	104	(114)	28	(43)	32	(38)

Net equity transactions	503,586	95,239	(1,789,780)	(2,146,435)	266,758	421,106	(158,208)	(54,281)

Net change in contract owners’ equity	1,828,571	1,242,254	(411,415)	362,900	(206,047)	469,897	53,068	191,704
Contract owners’ equity at beginning of period	5,846,250	4,603,996	13,716,008	13,353,108	1,533,912	1,064,015	1,884,575	1,692,871

Contract owners’ equity at end of period	$7,674,821	5,846,250	13,304,593	13,716,008	1,327,865	1,533,912	1,937,643	1,884,575

CHANGE IN UNITS:
Beginning units	452,111	444,099	937,626	1,097,000	255,138	180,863	154,466	159,663
Units purchased	159,563	96,036	41,312	48,485	272,399	160,818	8,530	37,801
Units redeemed	(109,840)	(88,024)	(170,251)	(207,859)	(175,289)	(86,543)	(23,814)	(42,998)

Ending units	501,834	452,111	808,687	937,626	352,248	255,138	139,182	154,466

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPIIB2		JABS		JAFBS		JAGTS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$22,221	14,760	92,336	81,063	56,053	50,609	(233,533)	(91,895)
Realized gain (loss) on investments	8,064	6,907	605,436	349,989	138,492	(54,503)	3,357,700	838,677
Change in unrealized gain (loss) on investments	31,465	74,019	2,142,953	1,450,043	132,632	267,663	3,433,783	2,388,315
Reinvested capital gains	-	2,058	346,721	278,417	-	-	1,793,919	809,007

Net increase (decrease) in contract owners’ equity resulting from operations	61,750	97,744	3,187,446	2,159,512	327,177	263,769	8,351,869	3,944,104

Equity transactions:
Purchase payments received from contract owners (note 4)	275,843	265,607	5,631,325	4,000,291	462,758	246,292	5,090,874	2,970,398
Transfers between funds	118,594	(20,472)	2,267,695	5,372,019	1,054,946	(1,043,955)	(862,749)	995,847
Redemptions (notes 2, 3, and 4)	(160,529)	(189,809)	(1,171,821)	(928,612)	(230,729)	(239,208)	(633,158)	(260,978)
Adjustments to maintain reserves	16	(12)	36	(32)	49	(60)	51	(81)

Net equity transactions	233,924	55,314	6,727,235	8,443,666	1,287,024	(1,036,931)	3,595,018	3,705,186

Net change in contract owners’ equity	295,674	153,058	9,914,681	10,603,178	1,614,201	(773,162)	11,946,887	7,649,290
Contract owners’ equity at beginning of period	997,026	843,968	17,867,029	7,263,851	3,290,634	4,063,796	15,962,216	8,312,926

Contract owners’ equity at end of period	$1,292,700	997,026	27,781,710	17,867,029	4,904,835	3,290,634	27,909,103	15,962,216

CHANGE IN UNITS:
Beginning units	84,136	80,274	1,259,181	618,182	304,006	405,797	689,984	514,740
Units purchased	41,618	36,493	981,930	883,397	346,051	113,044	933,604	575,089
Units redeemed	(20,907)	(32,631)	(506,259)	(242,398)	(233,913)	(214,835)	(813,717)	(399,845)

Ending units	104,847	84,136	1,734,852	1,259,181	416,144	304,006	809,871	689,984

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAMGS		LZREMS		LPVCA2		LPWHY2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(144,748)	(107,477)	202,207	(66,883)	(17,839)	(9,357)	133,952	173,174
Realized gain (loss) on investments	407,546	402,338	(588,791)	175,053	10,019	21,952	(86,672)	(21,285)
Change in unrealized gain (loss) on investments	1,626,370	1,778,664	(63,805)	2,444,963	325,685	735,777	257,618	411,109
Reinvested capital gains	929,898	587,796	-	-	432,005	74,283	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,819,066	2,661,321	(450,389)	2,553,133	749,870	822,655	304,898	562,998

Equity transactions:
Purchase payments received from contract owners (note 4)	3,240,480	2,396,795	503,376	1,307,519	167,233	323,663	311,788	564,950
Transfers between funds	(356,192)	40,202	(145,464)	1,052,268	(70,681)	(223,295)	(183,182)	1,534,280
Redemptions (notes 2, 3, and 4)	(471,483)	(313,057)	(2,107,765)	(1,561,833)	(60,389)	(78,143)	(957,014)	(349,724)
Adjustments to maintain reserves	36	(54)	154	(150)	23	(30)	91	(111)

Net equity transactions	2,412,841	2,123,886	(1,749,699)	797,804	36,186	22,195	(828,317)	1,749,395

Net change in contract owners’ equity	5,231,907	4,785,207	(2,200,088)	3,350,937	786,056	844,850	(523,419)	2,312,393
Contract owners’ equity at beginning of period	12,077,538	7,292,331	18,430,794	15,079,857	4,331,720	3,486,870	6,581,760	4,269,367

Contract owners’ equity at end of period	$17,309,445	12,077,538	16,230,706	18,430,794	5,117,776	4,331,720	6,058,341	6,581,760

CHANGE IN UNITS:
Beginning units	682,991	551,182	1,785,696	1,707,119	364,532	362,371	560,721	409,609
Units purchased	542,009	339,334	714,729	472,485	42,771	36,452	184,356	325,633
Units redeemed	(393,637)	(207,525)	(888,301)	(393,908)	(37,797)	(34,291)	(257,588)	(174,521)

Ending units	831,363	682,991	1,612,124	1,785,696	369,506	364,532	487,489	560,721

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBVI		SBVSG2		LOVSDC		LOVTRC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$853	7,509	(72,353)	(50,078)	208,619	291,791	87,244	84,338
Realized gain (loss) on investments	94,183	29,899	348,342	17,132	(77,306)	(50,816)	41,048	8,817
Change in unrealized gain (loss) on investments	(207,030)	275,538	1,648,349	448,639	91,062	115,348	111,694	228,329
Reinvested capital gains	149,843	113,326	638,168	476,047	-	-	130,607	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,849	426,272	2,562,506	891,740	222,375	356,323	370,593	321,484

Equity transactions:
Purchase payments received from contract owners (note 4)	39,918	-	1,235,183	1,131,834	1,596,421	5,196,745	1,299,572	701,691
Transfers between funds	-	-	715,691	(465,727)	13,050	413,682	368,373	409,434
Redemptions (notes 2, 3, and 4)	(456,323)	(139,816)	(263,595)	(82,124)	(1,309,080)	(294,397)	(366,065)	(384,714)
Adjustments to maintain reserves	(11)	5	57	(85)	54	(50)	30	(39)

Net equity transactions	(416,416)	(139,811)	1,687,336	583,898	300,445	5,315,980	1,301,910	726,372

Net change in contract owners’ equity	(378,567)	286,461	4,249,842	1,475,638	522,820	5,672,303	1,672,503	1,047,856
Contract owners’ equity at beginning of period	1,878,429	1,591,968	5,100,744	3,625,106	12,405,990	6,733,687	5,500,778	4,452,922

Contract owners’ equity at end of period	$1,499,862	1,878,429	9,350,586	5,100,744	12,928,810	12,405,990	7,173,281	5,500,778

CHANGE IN UNITS:
Beginning units	95,974	103,468	333,660	296,605	1,171,628	659,392	502,629	435,433
Units purchased	2,155	-	429,391	175,687	726,278	842,413	407,926	152,184
Units redeemed	(24,358)	(7,494)	(330,740)	(138,632)	(699,870)	(330,177)	(293,631)	(84,988)

Ending units	73,771	95,974	432,311	333,660	1,198,036	1,171,628	616,924	502,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MNCPS2		MV2RIS		MV3MVS		MVBRES
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(60,464)	(5,342)	(1,004)	-	(8,913)	(6,250)	9,786	5,112
Realized gain (loss) on investments	36,383	74,830	975	-	(108,427)	41,059	20,569	15,991
Change in unrealized gain (loss) on investments	1,588,531	173,060	60,442	-	279,639	645,350	262,716	428,303
Reinvested capital gains	86,407	541,299	171	-	239,879	408,595	186,846	234,869

Net increase (decrease) in contract owners’ equity resulting from operations	1,650,857	783,847	60,584	-	402,178	1,088,754	479,917	684,275

Equity transactions:
Purchase payments received from contract owners (note 4)	566,407	709,508	528,386	-	1,318,757	1,737,758	250,676	697,591
Transfers between funds	240,644	2,595,275	95,789	-	70,541	(282,698)	(151,316)	(52,350)
Redemptions (notes 2, 3, and 4)	(1,027,145)	(593,742)	(7,121)	-	(162,403)	(132,029)	(72,809)	(100,488)
Adjustments to maintain reserves	77	(110)	(23)	-	66	(87)	20	(35)

Net equity transactions	(220,017)	2,710,931	617,031	-	1,226,961	1,322,944	26,571	544,718

Net change in contract owners’ equity	1,430,840	3,494,778	677,615	-	1,629,139	2,411,698	506,488	1,228,993
Contract owners’ equity at beginning of period	6,469,128	2,974,350	-	-	5,723,427	3,311,729	3,516,917	2,287,924

Contract owners’ equity at end of period	$7,899,968	6,469,128	677,615	-	7,352,566	5,723,427	4,023,405	3,516,917

CHANGE IN UNITS:
Beginning units	463,226	256,424	-	-	424,328	317,050	249,039	206,082
Units purchased	506,490	300,491	91,316	-	298,445	171,070	74,725	62,945
Units redeemed	(546,862)	(93,689)	(40,587)	-	(191,174)	(63,792)	(73,534)	(19,988)

Ending units	422,854	463,226	50,729	-	531,599	424,328	250,230	249,039

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVGTAS		MVIGSC		MVIVSC		MVUSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$617	19,371	4,675	417	(60,440)	101,481	35,661	76,753
Realized gain (loss) on investments	(9,150)	(14,346)	(5,151)	(155)	292,098	227,299	67,562	131,020
Change in unrealized gain (loss) on investments	(9,433)	162,095	237,760	5,423	4,180,062	3,569,915	(122,293)	283,196
Reinvested capital gains	57,778	38,992	17,337	17,662	554,579	682,443	87,791	8,442

Net increase (decrease) in contract owners’ equity resulting from operations	39,812	206,112	254,621	23,347	4,966,299	4,581,138	68,721	499,411

Equity transactions:
Purchase payments received from contract owners (note 4)	5,677	75,748	742,744	263,827	2,064,302	3,776,451	531,392	1,072,494
Transfers between funds	(123,091)	(139,498)	202,432	140,068	(23,294)	(533,537)	(544,986)	380,027
Redemptions (notes 2, 3, and 4)	(292,091)	(339,219)	(16,313)	(1,434)	(547,868)	(477,924)	(151,516)	(41,431)
Adjustments to maintain reserves	25	(1)	8	(6)	52	(76)	33	(38)

Net equity transactions	(409,480)	(402,970)	928,871	402,455	1,493,192	2,764,914	(165,077)	1,411,052

Net change in contract owners’ equity	(369,668)	(196,858)	1,183,492	425,802	6,459,491	7,346,052	(96,356)	1,910,463
Contract owners’ equity at beginning of period	1,570,076	1,766,934	425,802	-	25,292,440	17,946,388	3,656,448	1,745,985

Contract owners’ equity at end of period	$1,200,408	1,570,076	1,609,294	425,802	31,751,931	25,292,440	3,560,092	3,656,448

CHANGE IN UNITS:
Beginning units	120,930	153,383	39,159	-	1,805,437	1,593,035	283,938	167,177
Units purchased	7,393	18,627	124,638	39,313	430,793	470,457	136,797	192,211
Units redeemed	(40,097)	(51,080)	(34,252)	(154)	(331,212)	(258,055)	(156,243)	(75,450)

Ending units	88,226	120,930	129,545	39,159	1,905,018	1,805,437	264,492	283,938

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MGRFV		MSEMB		MSGI2		MSVEG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(53,107)	(15,099)	352,873	489,500	13,684	79,887	(108,230)	(4,097)
Realized gain (loss) on investments	55,827	104,170	(440,146)	(14,909)	(105,404)	3,993	2,807,388	(8,975)
Change in unrealized gain (loss) on investments	248,714	(72,906)	329,270	930,390	(263,229)	1,118,855	3,272,465	82,991
Reinvested capital gains	11,469	203,692	-	-	99,859	289,974	1,124,338	2,782

Net increase (decrease) in contract owners’ equity resulting from operations	262,903	219,857	241,997	1,404,981	(255,090)	1,492,709	7,095,961	72,701

Equity transactions:
Purchase payments received from contract owners (note 4)	291,960	528,950	174,807	1,666,542	560,398	872,603	6,363,329	1,706,332
Transfers between funds	(230,601)	251,251	(896,910)	(535,439)	(513,133)	(631,405)	4,495,041	195,859
Redemptions (notes 2, 3, and 4)	(399,162)	(606,826)	(1,856,785)	(879,764)	(807,243)	(418,292)	(330,939)	(5,248)
Adjustments to maintain reserves	59	(58)	89	(156)	128	(190)	18	(14)

Net equity transactions	(337,744)	173,317	(2,578,799)	251,183	(759,850)	(177,284)	10,527,449	1,896,929

Net change in contract owners’ equity	(74,841)	393,174	(2,336,802)	1,656,164	(1,014,940)	1,315,425	17,623,410	1,969,630
Contract owners’ equity at beginning of period	4,558,116	4,164,942	12,458,201	10,802,037	6,997,339	5,681,914	1,969,630	-

Contract owners’ equity at end of period	$4,483,275	4,558,116	10,121,399	12,458,201	5,982,399	6,997,339	19,593,040	1,969,630

CHANGE IN UNITS:
Beginning units	406,348	389,618	949,941	929,384	535,378	548,936	185,261	-
Units purchased	161,820	198,370	305,005	295,346	193,199	148,129	1,553,241	303,265
Units redeemed	(192,980)	(181,640)	(518,403)	(274,789)	(258,663)	(161,687)	(878,442)	(118,004)

Ending units	375,188	406,348	736,543	949,941	469,914	535,378	860,060	185,261

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVGT2		VKVGR2		DTRTFB		EIF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(835)	4,407	399,485	218,280	74,979	64,745	31,895	37,871
Realized gain (loss) on investments	3,770	28,820	(728,726)	143,983	71,166	4,414	(160,577)	3,242
Change in unrealized gain (loss) on investments	7,651	117,817	(2,648,150)	1,298,185	(77,778)	50,202	159,246	720,966
Reinvested capital gains	93,442	59,874	264,622	795,872	-	-	269,957	169,710

Net increase (decrease) in contract owners’ equity resulting from operations	104,028	210,918	(2,712,769)	2,456,320	68,367	119,361	300,521	931,789

Equity transactions:
Purchase payments received from contract owners (note 4)	63,657	11,460	285,613	1,966,844	410,123	259,727	848,207	1,261,492
Transfers between funds	(82,905)	57,769	708,550	(1,291,673)	2,213,936	1,074,087	364,636	632,050
Redemptions (notes 2, 3, and 4)	(183,420)	(196,621)	(1,593,450)	(1,158,495)	(105,629)	(153,244)	(169,943)	(96,981)
Adjustments to maintain reserves	79	(23)	87	(108)	27	(4)	48	(55)

Net equity transactions	(202,589)	(127,415)	(599,200)	(483,432)	2,518,457	1,180,566	1,042,948	1,796,506

Net change in contract owners’ equity	(98,561)	83,503	(3,311,969)	1,972,888	2,586,824	1,299,927	1,343,469	2,728,295
Contract owners’ equity at beginning of period	1,439,620	1,356,117	16,720,961	14,748,073	3,237,138	1,937,211	5,826,734	3,098,439

Contract owners’ equity at end of period	$1,341,059	1,439,620	13,408,992	16,720,961	5,823,962	3,237,138	7,170,203	5,826,734

CHANGE IN UNITS:
Beginning units	107,669	118,156	1,213,064	1,249,254	304,674	191,942	408,775	273,299
Units purchased	17,501	14,163	455,716	277,370	433,323	161,623	213,781	185,324
Units redeemed	(33,422)	(24,650)	(514,095)	(313,560)	(202,955)	(48,891)	(130,120)	(49,848)

Ending units	91,748	107,669	1,154,685	1,213,064	535,042	304,674	492,436	408,775

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GBF		GBF2		GEM		GEM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,492)	41,526	(2,740)	154,807	3,460	21,051	7,407	27,373
Realized gain (loss) on investments	490,780	241,258	625,100	263,711	(79,746)	(394,071)	(404,838)	(31,703)
Change in unrealized gain (loss) on investments	244	20,933	(116,090)	21,624	201,629	938,891	445,415	437,533
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	482,532	303,717	506,270	440,142	125,343	565,871	47,984	433,203

Equity transactions:
Purchase payments received from contract owners (note 4)	1,506,748	455,185	1,748,869	14,275,044	39,616	26,302	1,033,555	1,065,458
Transfers between funds	2,158,800	3,674	(6,367,176)	(8,350,385)	(652,755)	(417,337)	(1,679,768)	1,258,117
Redemptions (notes 2, 3, and 4)	(1,689,473)	(1,176,257)	(353,766)	(64,199)	(352,552)	(438,365)	(180,948)	(106,056)
Adjustments to maintain reserves	73	(73)	47	(46)	87	(96)	19	(44)

Net equity transactions	1,976,148	(717,471)	(4,972,026)	5,860,414	(965,604)	(829,496)	(827,142)	2,217,475

Net change in contract owners’ equity	2,458,680	(413,754)	(4,465,756)	6,300,556	(840,261)	(263,625)	(779,158)	2,650,678
Contract owners’ equity at beginning of period	4,936,116	5,349,870	10,535,023	4,234,467	3,208,369	3,471,994	4,128,181	1,477,503

Contract owners’ equity at end of period	$7,394,796	4,936,116	6,069,267	10,535,023	2,368,108	3,208,369	3,349,023	4,128,181

CHANGE IN UNITS:
Beginning units	479,086	543,182	1,014,657	430,565	275,696	361,158	332,558	144,329
Units purchased	2,419,284	1,701,594	1,288,355	3,107,297	122,230	181,262	360,416	498,514
Units redeemed	(2,209,188)	(1,765,690)	(1,739,657)	(2,523,205)	(215,811)	(266,724)	(452,442)	(310,285)

Ending units	689,182	479,086	563,355	1,014,657	182,115	275,696	240,532	332,558

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAAA2		GVABD2		GVAGG2		GVAGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$141,529	206,440	105,592	54,854	(116,553)	(84,387)	161,400	32,918
Realized gain (loss) on investments	762,368	1,313,604	248,599	33,007	275,744	234,001	(1,265,079)	151,084
Change in unrealized gain (loss) on investments	1,516,942	6,241,259	366,161	406,655	5,833,914	4,114,405	1,030,681	2,930,612
Reinvested capital gains	6,058,125	4,982,521	6,865	23,494	1,982,795	2,102,449	3,372,759	2,422,188

Net increase (decrease) in contract owners’ equity resulting from operations	8,478,964	12,743,824	727,217	518,010	7,975,900	6,366,468	3,299,761	5,536,802

Equity transactions:
Purchase payments received from contract owners (note 4)	8,722,249	11,182,978	1,685,666	1,859,124	3,175,451	4,322,468	8,171,153	9,248,518
Transfers between funds	(283,755)	(221,908)	2,866,325	(201,692)	(796,601)	(563,667)	(6,717,924)	(65,523)
Redemptions (notes 2, 3, and 4)	(6,637,018)	(10,751,753)	(557,995)	(859,405)	(911,548)	(1,137,932)	(852,342)	(1,089,726)
Adjustments to maintain reserves	206	(221)	38	(41)	59	(80)	89	(65)

Net equity transactions	1,801,682	209,096	3,994,034	797,986	1,467,361	2,620,789	600,976	8,093,204

Net change in contract owners’ equity	10,280,646	12,952,920	4,721,251	1,315,996	9,443,261	8,987,257	3,900,737	13,630,006
Contract owners’ equity at beginning of period	79,692,489	66,739,569	7,212,106	5,896,110	26,819,061	17,831,804	33,385,482	19,755,476

Contract owners’ equity at end of period	$89,973,135	79,692,489	11,933,357	7,212,106	36,262,322	26,819,061	37,286,219	33,385,482

CHANGE IN UNITS:
Beginning units	4,340,290	4,337,164	659,746	581,454	1,800,472	1,595,105	2,172,257	1,596,307
Units purchased	1,099,074	1,164,768	688,937	353,774	566,328	545,518	1,121,618	1,154,337
Units redeemed	(1,026,161)	(1,161,642)	(337,586)	(275,482)	(474,487)	(340,151)	(1,124,177)	(578,387)

Ending units	4,413,203	4,340,290	1,011,097	659,746	1,892,313	1,800,472	2,169,698	2,172,257

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGR2		GVDMA		GVDMC		GVEX1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(184,312)	(232,128)	(261,567)	221,121	(308,307)	215,611	1,961,959	2,066,773
Realized gain (loss) on investments	1,386,988	329,244	(430,674)	(275,803)	(274,445)	(302,046)	7,277,084	9,096,931
Change in unrealized gain (loss) on investments	14,191,132	2,902,181	1,956,202	2,222,367	2,026,254	1,479,986	25,707,707	30,937,989
Reinvested capital gains	4,111,766	4,496,085	1,636,222	2,374,889	842,620	1,386,078	5,141,794	8,638,343

Net increase (decrease) in contract owners’ equity resulting from operations	19,505,574	7,495,382	2,900,183	4,542,574	2,286,122	2,779,629	40,088,544	50,740,036

Equity transactions:
Purchase payments received from contract owners (note 4)	7,042,902	6,231,432	1,555,159	2,344,465	5,705,947	4,130,088	35,083,110	50,587,972
Transfers between funds	(1,305,870)	1,456,979	316,670	(952,031)	(90,799)	(124,461)	(17,364,115)	12,072,355
Redemptions (notes 2, 3, and 4)	(1,490,646)	(1,415,423)	(1,710,429)	(1,490,373)	(1,906,804)	(4,181,668)	(13,126,172)	(19,431,879)
Adjustments to maintain reserves	84	(63)	85	1	1,207	165	211	(242)

Net equity transactions	4,246,470	6,272,925	161,485	(97,938)	3,709,551	(175,876)	4,593,034	43,228,206

Net change in contract owners’ equity	23,752,044	13,768,307	3,061,668	4,444,636	5,995,673	2,603,753	44,681,578	93,968,242
Contract owners’ equity at beginning of period	37,287,111	23,518,804	26,910,911	22,466,275	25,105,409	22,501,656	249,153,730	155,185,488

Contract owners’ equity at end of period	$61,039,155	37,287,111	29,972,579	26,910,911	31,101,082	25,105,409	293,835,308	249,153,730

CHANGE IN UNITS:
Beginning units	2,187,471	1,777,371	1,961,761	1,972,351	2,052,141	2,062,588	15,244,444	12,332,176
Units purchased	1,400,189	798,545	282,459	204,626	993,190	533,871	6,963,294	9,758,034
Units redeemed	(1,196,950)	(388,445)	(274,728)	(215,216)	(673,062)	(544,318)	(6,830,804)	(6,845,766)

Ending units	2,390,710	2,187,471	1,969,492	1,961,761	2,372,269	2,052,141	15,376,934	15,244,444

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDA		GVIDC		GVIDM		HIBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(67,308)	31,539	(238,496)	182,462	(749,867)	691,670	190,223	184,407
Realized gain (loss) on investments	(21,231)	(159,484)	(78,089)	(52,560)	(2,540,885)	(989,631)	56,739	29,613
Change in unrealized gain (loss) on investments	387,623	841,963	1,206,348	913,985	5,501,942	4,412,062	409,784	222,316
Reinvested capital gains	349,382	513,564	194,741	357,919	3,784,868	5,895,146	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	648,466	1,227,582	1,084,504	1,401,806	5,996,058	10,009,247	656,746	436,336

Equity transactions:
Purchase payments received from contract owners (note 4)	220,387	250,059	1,350,907	6,825,882	4,764,076	15,338,746	692,646	1,214,004
Transfers between funds	161,639	(1,272,331)	563,457	180,629	(2,559,766)	(4,433,808)	(555,352)	56,987
Redemptions (notes 2, 3, and 4)	(292,609)	(385,524)	(1,928,806)	(4,208,650)	(3,763,958)	(5,486,247)	(259,916)	(376,867)
Adjustments to maintain reserves	72	(70)	111	(113)	353	(193)	47	(63)

Net equity transactions	89,489	(1,407,866)	(14,331)	2,797,748	(1,559,295)	5,418,498	(122,575)	894,061

Net change in contract owners’ equity	737,955	(180,284)	1,070,173	4,199,554	4,436,763	15,427,745	534,171	1,330,397
Contract owners’ equity at beginning of period	6,048,769	6,229,053	19,966,357	15,766,803	74,204,451	58,776,706	4,297,230	2,966,833

Contract owners’ equity at end of period	$6,786,724	6,048,769	21,036,530	19,966,357	78,641,214	74,204,451	4,831,401	4,297,230

CHANGE IN UNITS:
Beginning units	434,608	546,062	1,766,874	1,508,728	5,709,062	5,265,537	350,519	274,586
Units purchased	102,842	30,811	479,706	1,067,243	1,710,080	2,390,950	585,269	537,535
Units redeemed	(100,864)	(142,265)	(485,153)	(809,097)	(1,870,633)	(1,947,425)	(559,982)	(461,602)

Ending units	436,586	434,608	1,761,427	1,766,874	5,548,509	5,709,062	375,806	350,519

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IDPG2		IDPGI2		MCIF		MSBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(30,459)	16,301	(34,599)	33,550	40,274	137,484	218,191	418,871
Realized gain (loss) on investments	(27,736)	(33,074)	17,750	2,910	(2,467,784)	(260,088)	(54,908)	(182,950)
Change in unrealized gain (loss) on investments	227,784	258,868	107,030	212,820	6,721,451	1,852,139	166,828	745,354
Reinvested capital gains	50,737	50,648	37,273	60,519	2,560,807	6,776,321	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	220,326	292,743	127,454	309,799	6,854,748	8,505,856	330,111	981,275

Equity transactions:
Purchase payments received from contract owners (note 4)	977,893	108,120	218,453	417,128	6,904,788	11,902,979	581,652	1,347,662
Transfers between funds	(84,150)	36,832	67,636	(8,721)	(2,378,435)	1,750,107	(256,304)	(3,737,251)
Redemptions (notes 2, 3, and 4)	(58,596)	(819,538)	(127,514)	(41,268)	(2,149,193)	(2,735,654)	(1,434,676)	(1,251,961)
Adjustments to maintain reserves	28	(29)	22	(25)	153	(117)	46	(86)

Net equity transactions	835,175	(674,615)	158,597	367,114	2,377,313	10,917,315	(1,109,282)	(3,641,636)

Net change in contract owners’ equity	1,055,501	(381,872)	286,051	676,913	9,232,061	19,423,171	(779,171)	(2,660,361)
Contract owners’ equity at beginning of period	2,224,367	2,606,239	3,262,887	2,585,974	51,908,150	32,484,979	11,947,679	14,608,040

Contract owners’ equity at end of period	$3,279,868	2,224,367	3,548,938	3,262,887	61,140,211	51,908,150	11,168,508	11,947,679

CHANGE IN UNITS:
Beginning units	176,349	235,301	267,858	237,993	3,593,941	2,798,247	1,088,320	1,434,532
Units purchased	121,865	12,081	202,469	119,719	1,525,924	1,722,572	901,648	879,787
Units redeemed	(51,452)	(71,033)	(188,691)	(89,854)	(1,336,181)	(926,878)	(997,844)	(1,225,999)

Ending units	246,762	176,349	281,636	267,858	3,783,684	3,593,941	992,124	1,088,320

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NAMAA2		NAMGI2		NCPG2		NCPGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(62)	30,796	10,027	18,013	(7,485)	14,647	(7,642)	15,015
Realized gain (loss) on investments	36,545	31,442	21,905	20,996	3,229	9,786	(1,279)	3,227
Change in unrealized gain (loss) on investments	96,598	432,229	18,975	496,376	78,415	97,505	48,942	98,537
Reinvested capital gains	195,165	113,835	269,345	157,165	-	47,966	-	23,274

Net increase (decrease) in contract owners’ equity resulting from operations	328,246	608,302	320,252	692,550	74,159	169,904	40,021	140,053

Equity transactions:
Purchase payments received from contract owners (note 4)	259,148	1,091,905	743,120	125,806	56,914	13,157	124,202	106,116
Transfers between funds	486,553	565,308	421,256	15,627	867	11,043	(33,128)	(1,834)
Redemptions (notes 2, 3, and 4)	(351,114)	(230,928)	(167,882)	(72,062)	(170,540)	(108,133)	(68,713)	(78,752)
Adjustments to maintain reserves	55	(51)	67	(56)	73	(68)	15	(13)

Net equity transactions	394,642	1,426,234	996,561	69,315	(112,686)	(84,001)	22,376	25,517

Net change in contract owners’ equity	722,888	2,034,536	1,316,813	761,865	(38,527)	85,903	62,397	165,570
Contract owners’ equity at beginning of period	4,680,688	2,646,152	4,075,915	3,314,050	1,342,485	1,256,582	1,268,723	1,103,153

Contract owners’ equity at end of period	$5,403,576	4,680,688	5,392,728	4,075,915	1,303,958	1,342,485	1,331,120	1,268,723

CHANGE IN UNITS:
Beginning units	352,573	234,342	278,201	273,095	109,470	116,827	106,114	104,025
Units purchased	94,890	147,966	106,364	18,628	16,009	7,526	63,827	36,757
Units redeemed	(62,175)	(29,735)	(36,231)	(13,522)	(25,020)	(14,883)	(62,642)	(34,668)

Ending units	385,288	352,573	348,334	278,201	100,459	109,470	107,299	106,114

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NJMMA2		NVAMV2		NVAMVZ		NVBX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,579)	9	(529)	45,684	74,278	-	506,621	578,771
Realized gain (loss) on investments	(332)	1	(234,736)	(228,979)	96,506	-	1,057,248	61,657
Change in unrealized gain (loss) on investments	5,926	190	78,149	456,067	1,417,586	-	837,476	1,481,260
Reinvested capital gains	996	-	81,631	355,577	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,011	200	(75,485)	628,349	1,588,370	-	2,401,345	2,121,688

Equity transactions:
Purchase payments received from contract owners (note 4)	52,471	42,296	111,207	243,930	161,543	-	6,485,460	9,947,459
Transfers between funds	350,747	-	(863,881)	492,241	8,726,536	-	2,376,346	5,873,539
Redemptions (notes 2, 3, and 4)	(769)	-	(79,758)	(93,100)	(512,069)	-	(3,446,881)	(1,750,466)
Adjustments to maintain reserves	(6)	(5)	11	10	(49)	-	95	(122)

Net equity transactions	402,443	42,291	(832,421)	643,081	8,375,961	-	5,415,020	14,070,410

Net change in contract owners’ equity	407,454	42,491	(907,906)	1,271,430	9,964,331	-	7,816,365	16,192,098
Contract owners’ equity at beginning of period	42,491	-	3,712,909	2,441,479	-	-	39,724,208	23,532,110

Contract owners’ equity at end of period	$449,945	42,491	2,805,003	3,712,909	9,964,331	-	47,540,573	39,724,208

CHANGE IN UNITS:
Beginning units	4,211	-	272,063	224,110	-	-	3,668,625	2,330,143
Units purchased	42,439	4,211	52,496	182,507	1,000,697	-	2,253,304	3,309,493
Units redeemed	(2,302)	-	(119,318)	(134,554)	(156,368)	-	(1,793,286)	(1,971,011)

Ending units	44,348	4,211	205,241	272,063	844,329	-	4,128,643	3,668,625

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCBD2		NVCCA2		NVCCN2		NVCMA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$67,205	77,151	(72,979)	215,913	(199,619)	148,578	(19,565)	123,538
Realized gain (loss) on investments	205,921	9,813	(894,399)	(387,251)	(41,886)	31,019	(338,766)	(60,439)
Change in unrealized gain (loss) on investments	(10,714)	134,379	1,676,709	1,332,280	1,120,837	649,267	828,877	505,520
Reinvested capital gains	11,673	-	562,299	1,529,235	36,924	265,576	156,981	800,397

Net increase (decrease) in contract owners’ equity resulting from operations	274,085	221,343	1,271,630	2,690,177	916,256	1,094,440	627,527	1,369,016

Equity transactions:
Purchase payments received from contract owners (note 4)	1,387,575	1,636,300	126,943	806,963	440,268	1,956,212	451,047	1,289,815
Transfers between funds	(128,271)	(132,376)	(2,562,201)	(586,502)	2,370,719	766,943	(1,090,569)	185,029
Redemptions (notes 2, 3, and 4)	(473,964)	(290,292)	(2,309,060)	(1,079,947)	(1,364,994)	(967,583)	(624,841)	(784,296)
Adjustments to maintain reserves	12	(29)	105	(120)	30	(57)	(38)	28

Net equity transactions	785,352	1,213,603	(4,744,213)	(859,606)	1,446,023	1,755,515	(1,264,401)	690,576

Net change in contract owners’ equity	1,059,437	1,434,946	(3,472,583)	1,830,571	2,362,279	2,849,955	(636,874)	2,059,592
Contract owners’ equity at beginning of period	4,422,337	2,987,391	16,619,458	14,788,887	14,572,400	11,722,445	8,453,432	6,393,840

Contract owners’ equity at end of period	$5,481,774	4,422,337	13,146,875	16,619,458	16,934,679	14,572,400	7,816,558	8,453,432

CHANGE IN UNITS:
Beginning units	397,890	289,095	955,276	1,008,553	1,161,469	1,020,336	457,481	419,024
Units purchased	440,367	228,018	129,084	96,839	533,119	358,040	72,269	99,325
Units redeemed	(370,959)	(119,223)	(402,504)	(150,116)	(425,672)	(216,907)	(150,578)	(60,868)

Ending units	467,298	397,890	681,856	955,276	1,268,916	1,161,469	379,172	457,481

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(84,604)	117,043	(117,214)	217,438	(32,172)	125,453	(75,951)	144,023
Realized gain (loss) on investments	(92,318)	(16,699)	(378,935)	(238,344)	(1,026,780)	2,468	(442,746)	(374,169)
Change in unrealized gain (loss) on investments	715,187	376,519	2,253,223	1,740,749	1,039,552	990,107	1,168,095	1,153,990
Reinvested capital gains	59,861	481,411	638,488	1,421,013	-	714,373	160,852	782,149

Net increase (decrease) in contract owners’ equity resulting from operations	598,126	958,274	2,395,562	3,140,856	(19,400)	1,832,401	810,250	1,705,993

Equity transactions:
Purchase payments received from contract owners (note 4)	45,330	1,048,464	1,513,418	1,303,520	102,845	78,054	938,560	894,216
Transfers between funds	(331,290)	2,262,183	3,849,600	(2,939,502)	(3,805,167)	(174,258)	(739,444)	204,114
Redemptions (notes 2, 3, and 4)	(1,211,031)	(739,641)	(2,741,239)	(3,620,066)	(281,863)	(279,454)	(1,388,140)	(2,366,842)
Adjustments to maintain reserves	27	(31)	63	(93)	86	(68)	151	(114)

Net equity transactions	(1,496,964)	2,570,975	2,621,842	(5,256,141)	(3,984,099)	(375,726)	(1,188,873)	(1,268,626)

Net change in contract owners’ equity	(898,838)	3,529,249	5,017,404	(2,115,285)	(4,003,499)	1,456,675	(378,623)	437,367
Contract owners’ equity at beginning of period	9,967,543	6,438,294	18,987,372	21,102,657	9,898,182	8,441,507	12,190,409	11,753,042

Contract owners’ equity at end of period	$9,068,705	9,967,543	24,004,776	18,987,372	5,894,683	9,898,182	11,811,786	12,190,409

CHANGE IN UNITS:
Beginning units	690,391	502,897	1,152,213	1,497,286	506,224	526,973	782,961	872,271
Units purchased	48,821	252,924	451,176	109,415	51,143	18,671	167,415	150,018
Units redeemed	(156,360)	(65,430)	(269,145)	(454,488)	(289,771)	(39,420)	(245,430)	(239,328)

Ending units	582,852	690,391	1,334,244	1,152,213	267,596	506,224	704,946	782,961

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDBL2		NVDCA2		NVFIII		NVGEII
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(155,733)	153,193	(110,177)	11,557	18,975	3,152	2,618	561
Realized gain (loss) on investments	(68,273)	42,563	(255,853)	(686,018)	11,169	9,373	10,812	897
Change in unrealized gain (loss) on investments	1,018,251	449,705	1,229,619	1,825,487	46,435	(4,075)	67,009	6,679
Reinvested capital gains	357,903	451,151	522,809	1,257,194	7,290	3,339	10	1,252

Net increase (decrease) in contract owners’ equity resulting from operations	1,152,148	1,096,612	1,386,398	2,408,220	83,869	11,789	80,449	9,389

Equity transactions:
Purchase payments received from contract owners (note 4)	982,872	861,649	529,390	859,740	1,745,972	559,226	118,959	240,821
Transfers between funds	4,760,629	4,522,811	6,164,811	(7,919,987)	1,709,665	109,207	99,977	(83)
Redemptions (notes 2, 3, and 4)	(1,070,965)	(837,650)	(778,147)	(849,578)	(49,938)	(15,092)	(6,591)	(6,149)
Adjustments to maintain reserves	6	(44)	45	(39)	(10)	4	(10)	4

Net equity transactions	4,672,542	4,546,766	5,916,099	(7,909,864)	3,405,689	653,345	212,335	234,593

Net change in contract owners’ equity	5,824,690	5,643,378	7,302,497	(5,501,644)	3,489,558	665,134	292,784	243,982
Contract owners’ equity at beginning of period	12,707,308	7,063,930	9,336,451	14,838,095	665,134	-	243,982	-

Contract owners’ equity at end of period	$18,531,998	12,707,308	16,638,948	9,336,451	4,154,692	665,134	536,766	243,982

CHANGE IN UNITS:
Beginning units	1,022,290	646,794	696,861	1,314,482	63,425	-	22,599	-
Units purchased	520,016	528,984	577,925	128,887	531,209	117,289	27,859	24,702
Units redeemed	(158,693)	(153,488)	(148,065)	(746,508)	(220,106)	(53,864)	(6,981)	(2,103)

Ending units	1,383,613	1,022,290	1,126,721	696,861	374,528	63,425	43,477	22,599

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIE6		NVIX		NVLCP2		NVMGA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,263)	40,754	595,678	937,092	123,418	78,133	39,480	(11,126)
Realized gain (loss) on investments	(131,168)	27,174	(246,290)	309,938	216,729	141,812	44,786	10,231
Change in unrealized gain (loss) on investments	314,021	232,691	1,451,337	4,839,681	323,215	154,751	195,474	182,081
Reinvested capital gains	-	128,591	1,236,147	69,895	-	-	-	45,902

Net increase (decrease) in contract owners’ equity resulting from operations	177,590	429,210	3,036,872	6,156,606	663,362	374,696	279,740	227,088

Equity transactions:
Purchase payments received from contract owners (note 4)	692,868	719,737	5,597,254	7,895,910	204,538	173,944	566,534	217,438
Transfers between funds	(345,110)	95,849	(1,192,114)	3,808,904	1,779,481	4,367,833	(14,354)	114
Redemptions (notes 2, 3, and 4)	(135,214)	(97,664)	(1,852,144)	(2,719,362)	(1,720,134)	(629,974)	(215,806)	(50,591)
Adjustments to maintain reserves	40	(38)	132	(186)	78	(22)	15	(78)

Net equity transactions	212,584	717,884	2,553,128	8,985,266	263,963	3,911,781	336,389	166,883

Net change in contract owners’ equity	390,174	1,147,094	5,590,000	15,141,872	927,325	4,286,477	616,129	393,971
Contract owners’ equity at beginning of period	3,243,609	2,096,515	42,287,138	27,145,266	8,606,443	4,319,966	1,994,783	1,600,812

Contract owners’ equity at end of period	$3,633,783	3,243,609	47,877,138	42,287,138	9,533,768	8,606,443	2,610,912	1,994,783

CHANGE IN UNITS:
Beginning units	286,598	217,899	3,514,715	2,722,377	741,230	402,069	175,216	159,570
Units purchased	133,822	141,508	1,611,037	1,802,687	658,974	867,018	91,422	30,930
Units redeemed	(119,512)	(72,809)	(1,390,096)	(1,010,349)	(636,960)	(527,857)	(64,110)	(15,284)

Ending units	300,908	286,598	3,735,656	3,514,715	763,244	741,230	202,528	175,216

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIG6		NVMIVZ		NVMLG2		NVMM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(36,723)	(21,161)	(9,371)	-	(107,797)	197,459	(2,123,632)	229,753
Realized gain (loss) on investments	(4,911)	51,921	7,839	-	(920,197)	157,586	-	-
Change in unrealized gain (loss) on investments	637,275	942,826	531,063	-	(724,656)	518,738	-	-
Reinvested capital gains	1,741,639	307,025	-	-	3,584,219	1,102,829	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,337,280	1,280,611	529,531	-	1,831,569	1,976,612	(2,123,632)	229,753

Equity transactions:
Purchase payments received from contract owners (note 4)	561,996	114,221	981	-	386,478	763,414	29,708,296	28,182,354
Transfers between funds	(421,363)	773,499	3,368,110	-	(251,692)	(1,363,379)	54,808,469	(46,653,768)
Redemptions (notes 2, 3, and 4)	(337,664)	(358,797)	(100,018)	-	(1,272,937)	(560,217)	(56,089,069)	(56,517,634)
Adjustments to maintain reserves	141	(123)	153	-	207	(103)	(235)	112

Net equity transactions	(196,890)	528,800	3,269,226	-	(1,137,944)	(1,160,285)	28,427,461	(74,988,936)

Net change in contract owners’ equity	2,140,390	1,809,411	3,798,757	-	693,625	816,327	26,303,829	(74,759,183)
Contract owners’ equity at beginning of period	5,875,802	4,066,391	-	-	7,873,262	7,056,935	127,287,390	202,046,573

Contract owners’ equity at end of period	$8,016,192	5,875,802	3,798,757	-	8,566,887	7,873,262	153,591,219	127,287,390

CHANGE IN UNITS:
Beginning units	355,401	323,038	-	-	292,166	337,722	14,182,547	22,580,846
Units purchased	245,405	164,147	337,235	-	97,313	142,336	84,484,533	70,686,566
Units redeemed	(276,772)	(131,784)	(13,929)	-	(142,508)	(187,892)	(81,348,158)	(79,084,865)

Ending units	324,034	355,401	323,306	-	246,971	292,166	17,318,922	14,182,547

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVMMG2		NVMMV2		NVNMO2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,800)	(1,517)	(161,246)	(148,029)	42,094	78,623	(32,088)	(25,096)
Realized gain (loss) on investments	(290)	(2,372)	717,352	(1,667,035)	(1,761,022)	(926,557)	(181,700)	5,304
Change in unrealized gain (loss) on investments	51,496	5,585	3,819,736	1,473,883	1,457,598	1,019,257	315,898	556,834
Reinvested capital gains	18,893	29,359	1,571,969	2,975,713	-	1,546,447	310,175	313,835

Net increase (decrease) in contract owners’ equity resulting from operations	68,299	31,055	5,947,811	2,634,532	(261,330)	1,717,770	412,285	850,877

Equity transactions:
Purchase payments received from contract owners (note 4)	-	14,354	1,177,460	741,685	285,755	420,575	323,604	800,286
Transfers between funds	-	(2,571)	(1,610,130)	1,435,272	(513,814)	(1,078,064)	(592,573)	(491,415)
Redemptions (notes 2, 3, and 4)	(1,046)	(14,655)	(1,300,155)	(1,009,018)	(854,149)	(837,115)	(235,110)	(110,367)
Adjustments to maintain reserves	38	(21)	(84)	(66)	138	(234)	19	(58)

Net equity transactions	(1,008)	(2,893)	(1,732,909)	1,167,873	(1,082,070)	(1,494,838)	(504,060)	198,446

Net change in contract owners’ equity	67,291	28,162	4,214,902	3,802,405	(1,343,400)	222,932	(91,775)	1,049,323
Contract owners’ equity at beginning of period	116,708	88,546	11,575,634	7,773,229	8,141,954	7,919,022	4,109,781	3,060,458

Contract owners’ equity at end of period	$183,999	116,708	15,790,536	11,575,634	6,798,554	8,141,954	4,018,006	4,109,781

CHANGE IN UNITS:
Beginning units	3,105	3,191	434,104	396,280	338,410	403,068	254,841	240,496
Units purchased	-	402	552,700	542,235	153,581	100,341	92,699	141,279
Units redeemed	(22)	(488)	(615,345)	(504,411)	(203,272)	(164,999)	(125,128)	(126,934)

Ending units	3,083	3,105	371,459	434,104	288,719	338,410	222,412	254,841

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNSR2		NVOLG2		NVRE2		NVSIX2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,675)	(4,602)	(11,274)	39,658	7,090	25,030	(64,411)	(37,992)
Realized gain (loss) on investments	(13,649)	(112,295)	(1,009,948)	28,923	141,905	434,816	(7,495,667)	(760,776)
Change in unrealized gain (loss) on investments	73,553	222,192	1,811,526	201,521	(795,629)	907,467	12,812,338	(4,354,657)
Reinvested capital gains	76,862	200,018	1,281,252	2,549,870	24,317	-	1,525,866	11,038,135

Net increase (decrease) in contract owners’ equity resulting from operations	133,091	305,313	2,071,556	2,819,972	(622,317)	1,367,313	6,778,126	5,884,710

Equity transactions:
Purchase payments received from contract owners (note 4)	41,223	1,505	1,191,716	2,252,700	722,588	812,747	4,225,457	6,723,776
Transfers between funds	(142,128)	11,766	264,465	327,697	(519,015)	1,468,690	(2,204,287)	588,906
Redemptions (notes 2, 3, and 4)	(6,299)	(51,398)	(927,913)	(883,358)	(258,361)	(435,961)	(1,258,996)	(1,785,241)
Adjustments to maintain reserves	23	(21)	79	(102)	98	(64)	177	(260)

Net equity transactions	(107,181)	(38,148)	528,347	1,696,937	(54,690)	1,845,412	762,351	5,527,181

Net change in contract owners’ equity	25,910	267,165	2,599,903	4,516,909	(677,007)	3,212,725	7,540,477	11,411,891
Contract owners’ equity at beginning of period	1,308,863	1,041,698	12,237,711	7,720,802	7,047,929	3,835,204	35,040,409	23,628,518

Contract owners’ equity at end of period	$1,334,773	1,308,863	14,837,614	12,237,711	6,370,922	7,047,929	42,580,886	35,040,409

CHANGE IN UNITS:
Beginning units	91,030	90,296	736,194	630,993	472,761	331,079	2,499,929	2,086,380
Units purchased	5,414	180,343	716,839	645,030	242,270	458,606	1,219,686	1,179,506
Units redeemed	(13,742)	(179,609)	(691,263)	(539,829)	(260,936)	(316,924)	(1,147,193)	(765,957)

Ending units	82,702	91,030	761,770	736,194	454,095	472,761	2,572,422	2,499,929

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSTB2		NVTIV3		SAM		SCF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,280	145,608	4,594	19,127	(339)	148	(78,330)	(80,633)
Realized gain (loss) on investments	193,372	11,586	(146,121)	3,532	-	-	(448,519)	(599,715)
Change in unrealized gain (loss) on investments	51,775	267,995	203,616	(13,265)	-	-	1,411,510	1,174,434
Reinvested capital gains	-	-	-	114,757	-	-	245,560	660,180

Net increase (decrease) in contract owners’ equity resulting from operations	307,427	425,189	62,089	124,151	(339)	148	1,130,221	1,154,266

Equity transactions:
Purchase payments received from contract owners (note 4)	2,960,944	4,105,716	156,960	310,924	-	-	7,627	72,521
Transfers between funds	1,195,300	(4,185,025)	(449,223)	41,165	-	-	(38,934)	1,332,948
Redemptions (notes 2, 3, and 4)	(2,735,281)	(1,949,195)	(89,034)	(15,697)	(20)	(19)	(772,922)	(546,404)
Adjustments to maintain reserves	80	(91)	53	(48)	1	(1)	22	(37)

Net equity transactions	1,421,043	(2,028,595)	(381,244)	336,344	(19)	(20)	(804,207)	859,028

Net change in contract owners’ equity	1,728,470	(1,603,406)	(319,155)	460,495	(358)	128	326,014	2,013,294
Contract owners’ equity at beginning of period	15,220,927	16,824,333	1,376,776	916,281	32,099	31,971	6,716,014	4,702,720

Contract owners’ equity at end of period	$16,949,397	15,220,927	1,057,621	1,376,776	31,741	32,099	7,042,028	6,716,014

CHANGE IN UNITS:
Beginning units	1,501,654	1,703,929	137,389	101,838	3,515	3,517	459,283	398,577
Units purchased	2,369,142	1,160,501	71,333	67,461	-	-	90,906	279,431
Units redeemed	(2,229,625)	(1,362,776)	(107,069)	(31,910)	(2)	(2)	(151,807)	(218,725)

Ending units	1,641,171	1,501,654	101,653	137,389	3,513	3,515	398,382	459,283

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF2		SCGF		SCGF2		SCVF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(24,541)	(23,736)	(81,261)	(84,550)	(42,782)	(28,444)	(32,325)	(13,956)
Realized gain (loss) on investments	(190,215)	(158,144)	(357,707)	(1,335,405)	174,259	(737,235)	(1,534,188)	(514,951)
Change in unrealized gain (loss) on investments	611,847	343,128	1,475,298	1,219,656	596,614	487,375	1,555,015	201,150
Reinvested capital gains	115,416	270,639	630,114	1,609,849	504,154	868,684	11,913	876,937

Net increase (decrease) in contract owners’ equity resulting from operations	512,507	431,887	1,666,444	1,409,550	1,232,245	590,380	415	549,180

Equity transactions:
Purchase payments received from contract owners (note 4)	253,020	279,140	98,986	30,605	986,690	1,101,487	38,108	47,657
Transfers between funds	(110,052)	366,994	(844,601)	622,280	(1,415,260)	867,852	(217,872)	(545,896)
Redemptions (notes 2, 3, and 4)	(22,829)	(11,159)	(759,194)	(477,614)	(251,520)	(111,005)	(306,144)	(279,257)
Adjustments to maintain reserves	16	(38)	58	(75)	52	(34)	168	(93)

Net equity transactions	120,155	634,937	(1,504,751)	175,196	(680,038)	1,858,300	(485,740)	(777,589)

Net change in contract owners’ equity	632,662	1,066,824	161,693	1,584,746	552,207	2,448,680	(485,325)	(228,409)
Contract owners’ equity at beginning of period	2,648,213	1,581,389	6,364,179	4,779,433	3,919,267	1,470,587	3,094,701	3,323,110

Contract owners’ equity at end of period	$3,280,875	2,648,213	6,525,872	6,364,179	4,471,474	3,919,267	2,609,376	3,094,701

CHANGE IN UNITS:
Beginning units	198,949	147,374	366,612	368,271	274,067	137,561	243,444	306,459
Units purchased	54,650	110,783	349,872	407,311	414,080	426,421	131,635	69,619
Units redeemed	(49,983)	(59,208)	(446,760)	(408,970)	(463,152)	(289,915)	(177,321)	(132,634)

Ending units	203,616	198,949	269,724	366,612	224,995	274,067	197,758	243,444

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF2		TRF		TRF2		NBARMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(29,137)	(5,273)	(21,417)	(16,283)	(4,988)	2,237	(4,310)	(12,400)
Realized gain (loss) on investments	(1,550,580)	(67,872)	(40,618)	321,211	(81,341)	50,651	(16,491)	16,492
Change in unrealized gain (loss) on investments	1,676,573	(379,223)	(75,030)	293,728	(61,077)	93,395	(18,960)	151,947
Reinvested capital gains	12,061	775,473	153,392	133,782	87,866	32,635	72,181	-

Net increase (decrease) in contract owners’ equity resulting from operations	108,917	323,105	16,327	732,438	(59,540)	178,918	32,420	156,039

Equity transactions:
Purchase payments received from contract owners (note 4)	380,946	719,000	12,478	42,449	360,978	734,340	150	61,749
Transfers between funds	171,880	141,072	(1,073,782)	1,473,013	(259,649)	75,129	(189,671)	194,910
Redemptions (notes 2, 3, and 4)	(197,254)	(112,253)	(335,884)	(730,681)	(25,218)	(18,614)	(76,511)	(34,821)
Adjustments to maintain reserves	37	(40)	152	(101)	6	(6)	22	(33)

Net equity transactions	355,609	747,779	(1,397,036)	784,680	76,117	790,849	(266,010)	221,805

Net change in contract owners’ equity	464,526	1,070,884	(1,380,709)	1,517,118	16,577	969,767	(233,590)	377,844
Contract owners’ equity at beginning of period	2,691,485	1,620,601	3,393,260	1,876,142	1,364,680	394,913	1,340,578	962,734

Contract owners’ equity at end of period	$3,156,011	2,691,485	2,012,551	3,393,260	1,381,257	1,364,680	1,106,988	1,340,578

CHANGE IN UNITS:
Beginning units	228,530	161,242	192,422	134,325	87,058	32,053	130,782	107,206
Units purchased	261,435	112,685	100,566	285,855	84,372	90,910	33,652	49,486
Units redeemed	(231,950)	(45,397)	(188,518)	(227,758)	(90,264)	(35,905)	(63,411)	(25,910)

Ending units	258,015	228,530	104,470	192,422	81,166	87,058	101,023	130,782

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NO7TB		NOTBBA		NOVPI2		PMUBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,143	(3,143)	155,212	438,144	10,256	28,665	48,495	114,518
Realized gain (loss) on investments	9,566	47,143	(891,804)	(1,165,516)	(82,669)	(69,441)	(32,033)	(4,792)
Change in unrealized gain (loss) on investments	(3,602)	58,137	866,560	992,052	(216,468)	287,109	98,860	26,671
Reinvested capital gains	20,954	22,740	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,061	124,877	129,968	264,680	(288,881)	246,333	115,322	136,397

Equity transactions:
Purchase payments received from contract owners (note 4)	30,862	6,485	291,798	66,142	10,413	32,348	348,710	229,805
Transfers between funds	32,774	(25,812)	3,993,371	(1,805,729)	(74,555)	(154,451)	(229,198)	(64,086)
Redemptions (notes 2, 3, and 4)	(73,702)	(283,407)	(2,673,282)	(3,254,656)	(681,932)	(743,956)	(434,023)	(491,010)
Adjustments to maintain reserves	31	(40)	83	352	71	(95)	306	43

Net equity transactions	(10,035)	(302,774)	1,611,970	(4,993,891)	(746,003)	(866,154)	(314,205)	(325,248)

Net change in contract owners’ equity	19,026	(177,897)	1,741,938	(4,729,211)	(1,034,884)	(619,821)	(198,883)	(188,851)
Contract owners’ equity at beginning of period	863,721	1,041,618	16,229,826	20,959,037	3,760,545	4,380,366	3,927,743	4,116,594

Contract owners’ equity at end of period	$882,747	863,721	17,971,764	16,229,826	2,725,661	3,760,545	3,728,860	3,927,743

CHANGE IN UNITS:
Beginning units	79,560	109,073	1,667,441	2,189,379	368,633	455,319	366,629	398,031
Units purchased	8,298	24,034	732,507	353,073	25,658	14,396	96,539	86,588
Units redeemed	(9,494)	(53,547)	(597,013)	(875,011)	(105,774)	(101,082)	(127,131)	(117,990)

Ending units	78,364	79,560	1,802,935	1,667,441	288,517	368,633	336,037	366,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVAAD		PMVEBD		PMVFAD		PMVFHV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$161,801	90,318	188,661	149,642	81,216	10,992	170,870	16,072
Realized gain (loss) on investments	(244,128)	40,985	(88,747)	(25,204)	(83,189)	(74,759)	(66,868)	23,526
Change in unrealized gain (loss) on investments	56,386	526,113	113,738	448,794	171,746	165,530	(90,317)	120,504
Reinvested capital gains	-	-	-	-	-	-	-	23,792

Net increase (decrease) in contract owners’ equity resulting from operations	(25,941)	657,416	213,652	573,232	169,773	101,763	13,685	183,894

Equity transactions:
Purchase payments received from contract owners (note 4)	166,471	121,467	920,265	1,900,136	455,866	518,109	887,871	1,062,787
Transfers between funds	(2,004,260)	(577,637)	(647,841)	223,464	(113,119)	66,801	(1,555,887)	445,572
Redemptions (notes 2, 3, and 4)	(651,623)	(643,946)	(327,654)	(379,399)	(262,090)	(291,257)	(94,091)	(236,233)
Adjustments to maintain reserves	79	(86)	817	(385)	202	(74)	242	(83)

Net equity transactions	(2,489,333)	(1,100,202)	(54,413)	1,743,816	80,859	293,579	(761,865)	1,272,043

Net change in contract owners’ equity	(2,515,274)	(442,786)	159,239	2,317,048	250,632	395,342	(748,180)	1,455,937
Contract owners’ equity at beginning of period	6,842,023	7,284,809	6,035,986	3,718,938	2,117,123	1,721,781	4,378,921	2,922,984

Contract owners’ equity at end of period	$4,326,749	6,842,023	6,195,225	6,035,986	2,367,755	2,117,123	3,630,741	4,378,921

CHANGE IN UNITS:
Beginning units	569,470	669,750	407,891	285,406	187,718	162,516	406,910	287,067
Units purchased	89,305	63,910	185,814	326,062	222,715	107,814	318,519	229,229
Units redeemed	(319,528)	(164,190)	(197,485)	(203,577)	(218,858)	(82,612)	(403,338)	(109,386)

Ending units	339,247	569,470	396,220	407,891	191,575	187,718	322,091	406,910

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVGBD		PMVHYD		PMVIV		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$25,142	28,393	360,340	737,727	551,681	344,305	(71,449)	212,723
Realized gain (loss) on investments	(121,594)	(66,307)	165,973	573,559	(97,074)	(8,464)	181,874	(64,653)
Change in unrealized gain (loss) on investments	359,244	188,165	5,807	700,394	154,179	679,574	59,804	255,537
Reinvested capital gains	-	-	-	-	49,380	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	262,792	150,251	532,120	2,011,680	658,166	1,015,415	170,229	403,607

Equity transactions:
Purchase payments received from contract owners (note 4)	13,403	36,853	124,838	878,772	1,165,888	6,920,271	53,783	27,544
Transfers between funds	621,214	(63,256)	(5,630,810)	11,937,100	(1,322,660)	4,981,311	3,195,156	3,481,098
Redemptions (notes 2, 3, and 4)	(524,940)	(329,958)	(6,056,627)	(3,270,992)	(857,900)	(5,599,444)	(2,237,916)	(2,551,355)
Adjustments to maintain reserves	274	(34)	2,351	(1,239)	1,509	(583)	590	559

Net equity transactions	109,951	(356,395)	(11,560,248)	9,543,641	(1,013,163)	6,301,555	1,011,613	957,846

Net change in contract owners’ equity	372,743	(206,144)	(11,028,128)	11,555,321	(354,997)	7,316,970	1,181,842	1,361,453
Contract owners’ equity at beginning of period	3,381,535	3,587,679	21,897,144	10,341,823	17,947,815	10,630,845	15,989,076	14,627,623

Contract owners’ equity at end of period	$3,754,278	3,381,535	10,869,016	21,897,144	17,592,818	17,947,815	17,170,918	15,989,076

CHANGE IN UNITS:
Beginning units	302,972	336,153	1,391,901	741,588	1,627,886	1,030,680	1,618,232	1,508,835
Units purchased	141,764	32,508	2,968,486	2,971,786	676,293	1,184,773	2,212,245	1,647,001
Units redeemed	(133,680)	(65,689)	(3,699,351)	(2,321,473)	(789,124)	(587,567)	(2,120,444)	(1,537,604)

Ending units	311,056	302,972	661,036	1,391,901	1,515,055	1,627,886	1,710,033	1,618,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRSD		PMVSTA		PMVTRD		PROA30
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$88,725	62,320	(496)	64,822	218,184	429,239	(5,471)	(15,716)
Realized gain (loss) on investments	(121,389)	(114,246)	(40,562)	(17,639)	988,688	34,117	175,715	10,323
Change in unrealized gain (loss) on investments	50,484	245,771	125,915	32,308	340,230	1,241,083	81,608	125,664
Reinvested capital gains	-	-	-	-	324,768	-	103,936	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,820	193,845	84,857	79,491	1,871,870	1,704,439	355,788	120,271

Equity transactions:
Purchase payments received from contract owners (note 4)	146,822	75,948	5,219,707	3,989,208	3,311,658	2,871,349	6,194	36,935
Transfers between funds	(32,629)	219,603	(1,338,964)	(2,706,384)	3,173,775	651,430	38,862	60,130
Redemptions (notes 2, 3, and 4)	(83,439)	(223,149)	(363,054)	(166,508)	(2,705,196)	(2,386,048)	(93,411)	(173,822)
Adjustments to maintain reserves	65	(58)	348	(3)	2,319	(430)	70	(54)

Net equity transactions	30,819	72,344	3,518,037	1,116,313	3,782,556	1,136,301	(48,285)	(76,811)

Net change in contract owners’ equity	48,639	266,189	3,602,894	1,195,804	5,654,426	2,840,740	307,503	43,460
Contract owners’ equity at beginning of period	2,307,431	2,041,242	6,363,966	5,168,162	26,632,345	23,791,605	1,032,019	988,559

Contract owners’ equity at end of period	$2,356,070	2,307,431	9,966,860	6,363,966	32,286,771	26,632,345	1,339,522	1,032,019

CHANGE IN UNITS:
Beginning units	383,884	375,612	614,789	508,079	2,273,091	2,172,893	88,772	105,793
Units purchased	88,219	86,152	1,600,654	681,268	2,494,984	1,780,625	1,211,655	1,824,387
Units redeemed	(80,087)	(77,880)	(1,261,003)	(574,558)	(2,201,869)	(1,680,427)	(1,214,149)	(1,841,408)

Ending units	392,016	383,884	954,440	614,789	2,566,206	2,273,091	86,278	88,772

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROAHY		PROBIO		PROBL		PROBM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$81,635	770,823	(78,432)	(74,568)	(52,925)	(86,559)	(9,594)	(19,198)
Realized gain (loss) on investments	(683,241)	74,483	686,266	(199,875)	360,447	844,894	(81,930)	(120,801)
Change in unrealized gain (loss) on investments	154,365	118,954	(319,300)	939,361	(30,557)	612,376	77,201	332,077
Reinvested capital gains	-	-	365,236	18,413	246,762	94,281	73,266	45,205

Net increase (decrease) in contract owners’ equity resulting from operations	(447,241)	964,260	653,770	683,331	523,727	1,464,992	58,943	237,283

Equity transactions:
Purchase payments received from contract owners (note 4)	102,360	380,952	29,895	194,544	13,367	110,826	3,844	15,626
Transfers between funds	(5,809,123)	14,482,160	208,064	(311,387)	(2,129,448)	2,622,279	62,975	(511,665)
Redemptions (notes 2, 3, and 4)	(1,578,116)	(4,346,989)	(600,920)	(660,171)	(536,011)	(2,577,883)	(115,988)	(246,740)
Adjustments to maintain reserves	88	(63)	41	(57)	123	(57)	70	(72)

Net equity transactions	(7,284,791)	10,516,060	(362,920)	(777,071)	(2,651,969)	155,165	(49,099)	(742,851)

Net change in contract owners’ equity	(7,732,032)	11,480,320	290,850	(93,740)	(2,128,242)	1,620,157	9,844	(505,568)
Contract owners’ equity at beginning of period	15,411,582	3,931,262	5,033,424	5,127,164	6,997,187	5,377,030	1,332,078	1,837,646

Contract owners’ equity at end of period	$7,679,550	15,411,582	5,324,274	5,033,424	4,868,945	6,997,187	1,341,922	1,332,078

CHANGE IN UNITS:
Beginning units	935,570	270,651	170,578	199,497	295,157	288,007	123,747	198,553
Units purchased	3,011,634	3,800,047	225,342	288,329	1,247,765	2,612,360	406,863	164,152
Units redeemed	(3,468,170)	(3,135,128)	(237,581)	(317,248)	(1,362,907)	(2,605,210)	(421,725)	(238,958)

Ending units	479,034	935,570	158,339	170,578	180,015	295,157	108,885	123,747

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROBNK		PROBR		PROCG		PROCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,037	(12,975)	(6,932)	(6,641)	(16,372)	(2,447)	(52,811)	(71,026)
Realized gain (loss) on investments	(344,367)	107,424	12,299	(172,637)	329,510	(240,883)	(208,570)	79,005
Change in unrealized gain (loss) on investments	11,415	458,945	1,671	(26,898)	406,902	389,762	(243,669)	743,791
Reinvested capital gains	-	-	-	-	30,047	289,762	1,264,661	226,964

Net increase (decrease) in contract owners’ equity resulting from operations	(329,915)	553,394	7,038	(206,176)	750,087	436,194	759,611	978,734

Equity transactions:
Purchase payments received from contract owners (note 4)	10,902	8,336	6,681	-	19,160	14,425	20,472	21,714
Transfers between funds	(542,771)	(250,186)	42,836	86,601	915,316	435,350	(783,916)	(1,741,750)
Redemptions (notes 2, 3, and 4)	(87,817)	(218,414)	(114,620)	(8,412)	(298,320)	(367,533)	(163,688)	(764,361)
Adjustments to maintain reserves	88	(116)	25	(31)	77	(95)	154	(53)

Net equity transactions	(619,598)	(460,380)	(65,078)	78,158	636,233	82,147	(926,978)	(2,484,450)

Net change in contract owners’ equity	(949,513)	93,014	(58,040)	(128,018)	1,386,320	518,341	(167,367)	(1,505,716)
Contract owners’ equity at beginning of period	1,755,754	1,662,740	219,592	347,610	2,258,486	1,740,145	4,007,019	5,512,735

Contract owners’ equity at end of period	$806,241	1,755,754	161,552	219,592	3,644,806	2,258,486	3,839,652	4,007,019

CHANGE IN UNITS:
Beginning units	84,306	107,150	105,765	127,905	122,558	118,398	151,101	255,156
Units purchased	419,752	368,101	9,117,189	6,321,535	378,336	250,583	207,952	290,094
Units redeemed	(457,838)	(390,945)	(9,118,381)	(6,343,675)	(347,904)	(246,423)	(244,794)	(394,149)

Ending units	46,220	84,306	104,573	105,765	152,990	122,558	114,259	151,101

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROE30		PROEM		PROFIN		PROGVP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,397	25,874	(19,607)	(29,456)	(25,864)	(42,124)	(18,200)	(9,547)
Realized gain (loss) on investments	(276,027)	(262,983)	342,529	331,022	(310,988)	192,981	98,987	197,447
Change in unrealized gain (loss) on investments	17,979	684,987	83,280	283,678	(274,996)	696,484	(19,640)	(72,068)
Reinvested capital gains	-	-	-	-	154,725	228,954	85,338	-

Net increase (decrease) in contract owners’ equity resulting from operations	(245,651)	447,878	406,202	585,244	(457,123)	1,076,295	146,485	115,832

Equity transactions:
Purchase payments received from contract owners (note 4)	6,744	22,316	48,177	17,531	12,915	47,957	3,492	5,356
Transfers between funds	(143,373)	(725,025)	(549,896)	(568,079)	(1,090,975)	550,148	487,651	(352,583)
Redemptions (notes 2, 3, and 4)	(450,119)	(915,541)	(299,206)	(393,806)	(760,286)	(848,668)	(320,850)	(212,099)
Adjustments to maintain reserves	54	(91)	64	(80)	68	(46)	(497)	499

Net equity transactions	(586,694)	(1,618,341)	(800,861)	(944,434)	(1,838,278)	(250,609)	169,796	(558,827)

Net change in contract owners’ equity	(832,345)	(1,170,463)	(394,659)	(359,190)	(2,295,401)	825,686	316,281	(442,995)
Contract owners’ equity at beginning of period	2,162,370	3,332,833	2,834,625	3,193,815	4,507,432	3,681,746	991,472	1,434,467

Contract owners’ equity at end of period	$1,330,025	2,162,370	2,439,966	2,834,625	2,212,031	4,507,432	1,307,753	991,472

CHANGE IN UNITS:
Beginning units	171,311	307,262	293,464	407,894	211,903	222,206	59,207	98,785
Units purchased	184,117	161,796	1,071,259	1,754,735	115,635	491,217	460,419	1,519,680
Units redeemed	(237,615)	(297,747)	(1,160,049)	(1,869,165)	(219,893)	(501,520)	(455,278)	(1,559,258)

Ending units	117,813	171,311	204,674	293,464	107,645	211,903	64,348	59,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROHC		PROIND		PROINT		PROJP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(127,752)	(132,720)	(37,476)	(64,754)	(8,282)	(15,688)	(10,314)	(12,756)
Realized gain (loss) on investments	(27,752)	(343,501)	(34,132)	(261,223)	(65,133)	10,484	31,515	58,626
Change in unrealized gain (loss) on investments	73,579	685,656	170,096	627,006	52,280	208,503	120,329	114,546
Reinvested capital gains	1,060,847	1,023,010	45,477	627,552	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	978,922	1,232,445	143,965	928,581	(21,135)	203,299	141,530	160,416

Equity transactions:
Purchase payments received from contract owners (note 4)	33,160	305,390	4,564	25,759	11,351	47,176	3,019	7,370
Transfers between funds	305,287	(3,024,797)	(826,689)	942,462	(239,814)	(878,478)	99,208	(514,795)
Redemptions (notes 2, 3, and 4)	(784,558)	(1,128,212)	(500,391)	(820,876)	(46,713)	(72,556)	(74,382)	(177,206)
Adjustments to maintain reserves	145	(109)	12	14	45	(58)	46	(83)

Net equity transactions	(445,966)	(3,847,728)	(1,322,504)	147,359	(275,131)	(903,916)	27,891	(684,714)

Net change in contract owners’ equity	532,956	(2,615,283)	(1,178,539)	1,075,940	(296,266)	(700,617)	169,421	(524,298)
Contract owners’ equity at beginning of period	7,809,334	10,424,617	4,453,874	3,377,934	1,044,127	1,744,744	927,591	1,451,889

Contract owners’ equity at end of period	$8,342,290	7,809,334	3,275,335	4,453,874	747,861	1,044,127	1,097,012	927,591

CHANGE IN UNITS:
Beginning units	299,438	468,993	215,109	210,118	85,671	168,183	58,131	108,051
Units purchased	356,164	252,009	271,241	687,514	200,720	538,100	204,755	360,116
Units redeemed	(372,560)	(421,564)	(349,262)	(682,523)	(227,286)	(620,612)	(202,519)	(410,036)

Ending units	283,042	299,438	137,088	215,109	59,105	85,671	60,367	58,131

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PRON		PRONET		PROOG		PROPHR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(194,628)	(153,089)	(101,551)	(99,281)	25,208	(14,299)	(21,342)	(12,443)
Realized gain (loss) on investments	3,076,476	992,177	689,411	(205,785)	(1,593,702)	(924,039)	104,403	(368,879)
Change in unrealized gain (loss) on investments	1,178,272	2,219,564	1,257,716	1,217,330	620,313	1,196,843	89,673	374,637
Reinvested capital gains	987,099	77,088	911,325	151,055	34,018	153,877	-	181,297

Net increase (decrease) in contract owners’ equity resulting from operations	5,047,219	3,135,740	2,756,901	1,063,319	(914,163)	412,382	172,734	174,612

Equity transactions:
Purchase payments received from contract owners (note 4)	76,745	78,869	33,206	54,053	33,367	32,776	(52)	2,669
Transfers between funds	2,153,252	(2,496,802)	273,889	(1,427,509)	(343,667)	(1,184,705)	348,884	(489,564)
Redemptions (notes 2, 3, and 4)	(2,147,288)	(1,386,437)	(824,367)	(829,434)	(243,900)	(618,923)	(374,497)	(252,112)
Adjustments to maintain reserves	130	(53)	66	(117)	70	(80)	63	(68)

Net equity transactions	82,839	(3,804,423)	(517,206)	(2,203,007)	(554,130)	(1,770,932)	(25,602)	(739,075)

Net change in contract owners’ equity	5,130,058	(668,683)	2,239,695	(1,139,688)	(1,468,293)	(1,358,550)	147,132	(564,463)
Contract owners’ equity at beginning of period	10,348,193	11,016,876	5,710,690	6,850,378	4,183,328	5,541,878	1,368,833	1,933,296

Contract owners’ equity at end of period	$15,478,251	10,348,193	7,950,385	5,710,690	2,715,035	4,183,328	1,515,965	1,368,833

CHANGE IN UNITS:
Beginning units	297,895	430,013	193,641	270,452	471,307	667,510	72,161	114,663
Units purchased	652,952	933,542	266,273	193,167	2,018,329	321,099	188,809	160,092
Units redeemed	(639,402)	(1,065,660)	(279,090)	(269,978)	(2,016,252)	(517,302)	(189,105)	(202,594)

Ending units	311,445	297,895	180,824	193,641	473,384	471,307	71,865	72,161

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROPM		PRORE		PRORRO		PROSCN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(59,248)	(37,613)	555	5,763	(1,510)	(4,923)	(35,733)	(40,870)
Realized gain (loss) on investments	(4,252,686)	550,524	(523,836)	453,930	(68,069)	(121,094)	307,157	469,753
Change in unrealized gain (loss) on investments	(531,778)	252,117	(11,007)	212,204	(9,676)	17,821	457,238	561,950
Reinvested capital gains	-	-	57,714	174,698	-	22,663	192,888	297,862

Net increase (decrease) in contract owners’ equity resulting from operations	(4,843,712)	765,028	(476,574)	846,595	(79,255)	(85,533)	921,550	1,288,695

Equity transactions:
Purchase payments received from contract owners (note 4)	86,864	9,392	15,618	40,657	793	(1,085)	5,176	52,091
Transfers between funds	6,012,277	924,315	(424,993)	933,671	138,596	(76,025)	(482,398)	364,168
Redemptions (notes 2, 3, and 4)	(431,251)	(307,439)	(188,402)	(1,115,656)	(36,274)	(42,357)	(202,242)	(389,133)
Adjustments to maintain reserves	99	(107)	115	(105)	25	(24)	98	(67)

Net equity transactions	5,667,989	626,161	(597,662)	(141,433)	103,140	(119,491)	(679,366)	27,059

Net change in contract owners’ equity	824,277	1,391,189	(1,074,236)	705,162	23,885	(205,024)	242,184	1,315,754
Contract owners’ equity at beginning of period	3,095,173	1,703,984	3,073,256	2,368,094	242,807	447,831	3,716,312	2,400,558

Contract owners’ equity at end of period	$3,919,450	3,095,173	1,999,020	3,073,256	266,692	242,807	3,958,496	3,716,312

CHANGE IN UNITS:
Beginning units	756,943	599,884	186,330	179,981	93,206	141,625	122,877	117,026
Units purchased	9,386,285	3,845,036	242,469	871,446	185,252	3,491,085	482,727	877,444
Units redeemed	(9,362,558)	(3,687,977)	(296,669)	(865,097)	(134,022)	(3,539,504)	(514,034)	(871,593)

Ending units	780,670	756,943	132,130	186,330	144,436	93,206	91,570	122,877

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROSEM		PROSIN		PROSN		PROTEC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,278)	(1,369)	(1,633)	(1,843)	(699)	(1,199)	(165,624)	(133,097)
Realized gain (loss) on investments	(55,999)	(57,882)	(78,111)	(37,189)	(34,388)	(68,691)	1,750,843	760,086
Change in unrealized gain (loss) on investments	(821)	(1,949)	7,492	(18,513)	808	218	897,994	2,180,455
Reinvested capital gains	-	9,436	-	4,779	-	-	1,193,693	190,311

Net increase (decrease) in contract owners’ equity resulting from operations	(58,098)	(51,764)	(72,252)	(52,766)	(34,279)	(69,672)	3,676,906	2,997,755

Equity transactions:
Purchase payments received from contract owners (note 4)	1,376	(7)	3,098	-	2,091	758	45,621	30,223
Transfers between funds	37,917	85,500	77,593	(156,724)	37,924	35,069	1,119,924	141,322
Redemptions (notes 2, 3, and 4)	(59,649)	(15,787)	(34,979)	(9,446)	(47,981)	(32,531)	(1,719,996)	(1,699,370)
Adjustments to maintain reserves	11	(26)	29	(25)	13	(17)	252	(110)

Net equity transactions	(20,345)	69,680	45,741	(166,195)	(7,953)	3,279	(554,199)	(1,527,935)

Net change in contract owners’ equity	(78,443)	17,916	(26,511)	(218,961)	(42,232)	(66,393)	3,122,707	1,469,820
Contract owners’ equity at beginning of period	107,253	89,337	118,279	337,240	47,628	114,021	9,623,277	8,153,457

Contract owners’ equity at end of period	$28,810	107,253	91,768	118,279	5,396	47,628	12,745,984	9,623,277

CHANGE IN UNITS:
Beginning units	26,545	17,091	34,625	81,124	35,106	62,189	328,072	399,001
Units purchased	1,009,513	1,075,291	789,269	320,491	3,169,588	4,569,430	485,289	571,858
Units redeemed	(1,025,603)	(1,065,837)	(791,198)	(366,990)	(3,197,224)	(4,596,513)	(510,930)	(642,787)

Ending units	10,455	26,545	32,696	34,625	7,470	35,106	302,431	328,072

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROTEL		PROUN		PROUSN		PROUTL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,602)	1,904	(280,154)	(73,218)	(2,738)	(3,070)	(3,952)	(21,428)
Realized gain (loss) on investments	11,447	738	2,859,171	1,293,040	(557,892)	(244,229)	(1,030,642)	695,118
Change in unrealized gain (loss) on investments	33,798	33,402	7,449,084	1,567,944	4,218	(45,055)	(297,283)	298,364
Reinvested capital gains	-	-	7,060,873	-	-	-	881,663	337,007

Net increase (decrease) in contract owners’ equity resulting from operations	41,643	36,044	17,088,974	2,787,766	(556,412)	(292,354)	(450,214)	1,309,061

Equity transactions:
Purchase payments received from contract owners (note 4)	781	7,844	19,766	15,322	6,698	2	73,780	33,246
Transfers between funds	44,356	289,340	19,218,617	(666,890)	539,563	31,350	(2,113,664)	(5,027,456)
Redemptions (notes 2, 3, and 4)	(21,373)	(221,347)	(1,897,681)	(542,375)	(4,129)	(2,837)	(476,400)	(1,336,683)
Adjustments to maintain reserves	23	(28)	(4,267)	(70)	(55)	(15)	86	(72)

Net equity transactions	23,787	75,809	17,336,435	(1,194,013)	542,077	28,500	(2,516,198)	(6,330,965)

Net change in contract owners’ equity	65,430	111,853	34,425,409	1,593,753	(14,335)	(263,854)	(2,966,412)	(5,021,904)
Contract owners’ equity at beginning of period	458,600	346,747	5,987,086	4,393,333	143,150	407,004	6,600,645	11,622,549

Contract owners’ equity at end of period	$524,030	458,600	40,412,495	5,987,086	128,815	143,150	3,634,233	6,600,645

CHANGE IN UNITS:
Beginning units	35,330	30,152	55,271	71,560	938,948	1,302,919	320,351	685,615
Units purchased	214,701	423,958	267,714	229,450	82,154,528	33,138,965	363,264	839,412
Units redeemed	(210,458)	(418,780)	(122,693)	(245,739)	(80,029,109)	(33,502,936)	(499,849)	(1,204,676)

Ending units	39,573	35,330	200,292	55,271	3,064,367	938,948	183,766	320,351

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVIGIB		TRHS2		VEEMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$30,203	36,867	(23)	-	(214,524)	(153,663)	5,475	(1,622)
Realized gain (loss) on investments	29,326	79,543	1,793	-	1,027,050	366,671	(962)	(1,594)
Change in unrealized gain (loss) on investments	234,253	894,675	3	-	2,855,437	2,203,405	82,719	36,438
Reinvested capital gains	502,890	449,097	-	-	1,359,965	724,366	17,010	2,945

Net increase (decrease) in contract owners’ equity resulting from operations	796,672	1,460,182	1,773	-	5,027,928	3,140,779	104,242	36,167

Equity transactions:
Purchase payments received from contract owners (note 4)	2,650,072	1,150,894	48	-	3,276,741	2,801,772	226,691	85,809
Transfers between funds	488,707	169,137	(1,768)	-	132,686	709,652	89,402	3,952
Redemptions (notes 2, 3, and 4)	(235,759)	(193,905)	-	-	(607,802)	(406,027)	(3,744)	(2,104)
Adjustments to maintain reserves	45	(38)	1	-	65	(43)	(1)	5

Net equity transactions	2,903,065	1,126,088	(1,719)	-	2,801,690	3,105,354	312,348	87,662

Net change in contract owners’ equity	3,699,737	2,586,270	54	-	7,829,618	6,246,133	416,590	123,829
Contract owners’ equity at beginning of period	7,145,265	4,558,995	-	-	16,568,598	10,322,465	234,156	110,327

Contract owners’ equity at end of period	$10,845,002	7,145,265	54	-	24,398,216	16,568,598	650,746	234,156

CHANGE IN UNITS:
Beginning units	494,293	406,601	-	-	1,284,265	1,017,768	23,508	14,262
Units purchased	374,361	143,875	1,885	-	830,765	570,805	47,104	15,556
Units redeemed	(150,548)	(56,183)	(1,881)	-	(635,272)	(304,308)	(14,090)	(6,310)

Ending units	718,106	494,293	4	-	1,479,758	1,284,265	56,522	23,508

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVGGS		VWHA		VWHAS		VRVDRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$92,806	(47,886)	(10,957)	(38,794)	(25,397)	(70,394)	199	22,437
Realized gain (loss) on investments	1,694,678	826,129	(180,107)	(153,964)	(925,082)	(269,158)	(612,454)	(7,520)
Change in unrealized gain (loss) on investments	(43,705)	176,176	677,448	426,107	2,147,293	958,452	272,409	(161,280)
Reinvested capital gains	-	-	-	-	-	-	60,498	180,573

Net increase (decrease) in contract owners’ equity resulting from operations	1,743,779	954,419	486,384	233,349	1,196,814	618,900	(279,348)	34,210

Equity transactions:
Purchase payments received from contract owners (note 4)	803,031	755,409	5,250	48,311	538,397	1,886,730	1,124,571	1,867,301
Transfers between funds	(327,728)	(938,035)	513,696	(60,641)	(282,697)	53,781	(771,534)	1,464,191
Redemptions (notes 2, 3, and 4)	(386,031)	(420,433)	(266,216)	(274,276)	(768,500)	(272,373)	(71,870)	(91,063)
Adjustments to maintain reserves	37	(25)	109	(91)	71	(90)	2	(2)

Net equity transactions	89,309	(603,084)	252,839	(286,697)	(512,729)	1,668,048	281,169	3,240,427

Net change in contract owners’ equity	1,833,088	351,335	739,223	(53,348)	684,085	2,286,948	1,821	3,274,637
Contract owners’ equity at beginning of period	2,876,035	2,524,700	2,347,710	2,401,058	7,253,739	4,966,791	3,274,637	-

Contract owners’ equity at end of period	$4,709,123	2,876,035	3,086,933	2,347,710	7,937,824	7,253,739	3,276,458	3,274,637

CHANGE IN UNITS:
Beginning units	236,115	284,202	496,103	560,536	976,376	737,610	303,188	-
Units purchased	583,923	496,083	229,963	99,523	579,714	533,685	258,223	355,209
Units redeemed	(537,159)	(544,170)	(172,610)	(163,956)	(647,447)	(294,919)	(249,919)	(52,021)

Ending units	282,879	236,115	553,456	496,103	908,643	976,376	311,492	303,188

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVQF2		GVDIV2		NVMLV2		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$146,912	(42,124)	239,809	1,224,702	28,941	2,127,673	(41,182)	16,105
Realized gain (loss) on investments	(165,311)	(41,859)	(1,976,574)	(177,706)	(7,726,283)	(126,687)	(224,827)	49,173
Change in unrealized gain (loss) on investments	115,279	28,576	1,038,741	(526,842)	2,438,054	(691,780)	(316,504)	726,384
Reinvested capital gains	-	-	-	218,703	3,686,348	752,648	378,460	121,481

Net increase (decrease) in contract owners’ equity resulting from operations	96,880	(55,407)	(698,024)	738,857	(1,572,940)	2,061,854	(204,053)	913,143

Equity transactions:
Purchase payments received from contract owners (note 4)	340,692	1,834,305	36,272	155,338	100,853	470,885	297,402	501,887
Transfers between funds	(4,631,564)	(238,401)	(3,589,691)	(734,413)	(8,668,942)	495,052	(6,426,056)	(504,632)
Redemptions (notes 2, 3, and 4)	(35,644)	(162,520)	(441,711)	(452,582)	(994,764)	(803,440)	(229,265)	(158,485)
Adjustments to maintain reserves	46	(19)	(88)	(98)	187	(159)	(89)	(88)

Net equity transactions	(4,326,470)	1,433,365	(3,995,218)	(1,031,755)	(9,562,666)	162,338	(6,358,008)	(161,318)

Net change in contract owners’ equity	(4,229,590)	1,377,958	(4,693,242)	(292,898)	(11,135,606)	2,224,192	(6,562,061)	751,825
Contract owners’ equity at beginning of period	4,229,590	2,851,632	4,693,242	4,986,140	11,135,606	8,911,414	6,562,061	5,810,236

Contract owners’ equity at end of period	$-	4,229,590	-	4,693,242	-	11,135,606	-	6,562,061

CHANGE IN UNITS:
Beginning units	461,815	309,084	477,450	583,226	530,165	525,999	461,036	473,770
Units purchased	229,922	334,800	57,725	138,486	194,844	160,375	73,600	69,145
Units redeemed	(691,737)	(182,069)	(535,175)	(244,262)	(725,009)	(156,209)	(534,636)	(81,879)

Ending units	-	461,815	-	477,450	-	530,165	-	461,036

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2
	2020	2019
Investment activity:
Net investment income (loss)	$(44,426)	13,133
Realized gain (loss) on investments	(225,460)	(56,111)
Change in unrealized gain (loss) on investments	(43,988)	694,088
Reinvested capital gains	78,180	92,774

Net increase (decrease) in contract owners’ equity resulting from operations	(235,694)	743,884

Equity transactions:
Purchase payments received from contract owners (note 4)	1,544,115	1,601,930
Transfers between funds	(6,538,197)	(528,932)
Redemptions (notes 2, 3, and 4)	(172,860)	(376,496)
Adjustments to maintain reserves	(37)	23

Net equity transactions	(5,166,979)	696,525

Net change in contract owners’ equity	(5,402,673)	1,440,409
Contract owners’ equity at beginning of period	5,402,673	3,962,264

Contract owners’ equity at end of period	$-	5,402,673

CHANGE IN UNITS:
Beginning units	349,883	306,743
Units purchased	173,165	235,464
Units redeemed	(523,048)	(192,324)

Ending units	-	349,883

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)*

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)*

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)*

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)*

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)*

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)*

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)*

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)*

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)*

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)*

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

HARTFORD MUTUAL FUNDS (THE)

Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)*

Hartford MidCap HLS Fund - Class IA (HTMCIA)*

INVESCO INVESTMENTS

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)*

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)*

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)*

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)*

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)*

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)*

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)*

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)*

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)*

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)

NORTHERN LIGHTS

Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)*

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)*

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)*

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)*

PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)*

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)*

PRO FUNDS

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

ProFund VP Asia 30 (PROA30)

ProFund VP Access High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Basic Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)*

Vanguard Variable Insurance Fund - International Portfolio (VVI)*

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)*

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)*

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)*

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)*

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)	11/12/2020
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)	11/10/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	7/28/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	7/16/2020
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)	7/2/2020
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)	6/8/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/12/2020
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5/5/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	11/14/2019
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)	8/26/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	7/11/2019
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)	5/23/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/23/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/1/2019
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)		5/15/2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ARLPE3	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	5/1/2020
FHIB	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares	Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares	5/1/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FVUS2	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	Federated Insurance Series - Federated Fund for U.S. Government Securities II	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.35% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $4,067,781 and $8,792,229, respectively, and total transfers from the Separate Account to the fixed account were $4,154,795 and $8,762,702, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,852,281,356	$-	$-	$2,852,281,356

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$257,274	$141,776
ALVIVB	152,216	135,434
AAEIP3	1,444,831	1,129,342
ARLPE3	693,779	2,192,622
ACVGI	800	-
ACVIG	2,119,612	3,261,194
ACVIP2	8,301,752	6,674,341
ACVMV2	313,059	29,599
ACVU1	834,907	434,280
ACVV	1,149,149	4,440,259
ACVV2	493,966	316,334
AMVBC4	4,086,237	1,594,536
AMVCB4	4,016,199	5,847,543
AMVGS4	1,635,960	1,831,223
AMVI4	1,404,488	578,803

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

AMVNW4	2,503,292	1,252,714
PIHYB2	7,786	4,094
BRVDA3	1,804,074	1,442,415
BRVED3	2,001,523	2,777,518
BRVHY3	9,099,780	6,967,251
BRVTR3	14,672,729	9,936,200
MLVGA3	4,935,760	4,995,280
DVMCSS	1,236,698	1,128,469
CLVHY2	5,903,727	6,902,577
CSCRS	321,847	331,408
DWVSVS	2,306,832	1,794,032
ETVFR	8,524,493	11,054,551
FQB	176	83
FVUS2	1,696,910	189,927
FAM2	942,691	535,833
FB2	26,408,634	8,822,545
FC2	5,798,683	1,354,402
FEI2	1,663,292	4,436,080
FEMS2	4,101,722	1,810,760
FG2	33,014,986	25,244,513
FGI2	3,828,316	2,938,374
FHI2	1,579,956	1,968,186
FIGBP2	14,064,244	8,900,524
FMMP	200	200
FNRS2	969,543	104,504
FRESS2	2,207,113	2,827,483
FVSIS2	5,171,063	5,416,905
FEOVF	146,977	508
FTVFA2	1,766,833	974,805
FTVGI2	2,932,262	4,459,271
FTVIS2	6,311,744	8,676,116
FTVMD2	1,105,319	1,173,069
GVGMNS	60,159	356,079
GVHQFA	1,618,283	4,346,320
GVMSAS	221,280	84,990
GVFRB	6,028,192	3,664,370
RAF	4,019,092	3,749,601
RBF	6,870,731	6,566,261
RBKF	1,588,427	1,480,795
RBMF	1,945,070	1,780,451
RCPF	2,737,238	2,990,691
RELF	5,004,253	5,950,470
RENF	5,976,222	5,994,607
RESF	15,447,783	14,288,010
RFSF	1,658,629	2,237,282
RHCF	4,032,168	6,094,611
RHYS	12,099,082	12,436,748
RINF	5,999,213	5,903,646
RJNF	11,081,798	11,113,382
RLCE	2,045,827	2,583,633
RLCJ	2,879,143	2,427,916
RLF	1,764,781	1,994,060
RMED	2,783,304	3,137,049
RMEK	16,432,797	13,707,156
RNF	9,324,440	10,849,492
ROF	41,146,419	46,407,461
RPMF	12,288,193	14,268,463
RREF	3,741,697	5,513,589
RRF	1,710,712	2,033,655
RSRF	489,464	1,015,902

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

RTEC	9,950,854	9,839,615
RTEL	836,500	1,028,619
RTF	36,207,517	47,357,776
RTRF	2,385,152	2,457,734
RUF	14,119,152	13,956,056
RUGB	101,451,783	97,488,548
RUTL	4,251,332	5,479,062
RVARS	475,823	953,395
RVCMD	513,625	473,348
RVF	62,420,721	68,528,909
RVIDD	8,977,923	9,102,828
RVIMC	1,213,335	1,223,954
RVISC	10,641,379	10,339,874
RVLCG	19,233,797	24,806,192
RVLCV	7,337,315	12,680,605
RVLDD	21,553,120	19,800,462
RVMCG	3,967,849	4,372,804
RVMCV	2,973,677	3,795,371
RVMFU	444,837	1,271,080
RVSCG	6,972,190	6,697,388
RVSCV	2,104,945	3,115,101
RVSDL	3,099,870	3,305,669
RVWDL	2,404,918	1,755,590
AVIE2	233,511	278,558
IVBRA2	2,718,711	2,598,247
IVEW52	3,970,497	1,868,278
OVGSS	4,116,642	5,122,881
OVIGS	1,013,189	428,884
OVSCS	1,250,816	701,183
WRASP	784,939	2,294,522
WRENG	867,675	590,916
JPIGA2	138,379	273,604
JPIIB2	424,006	167,878
JABS	11,085,060	3,918,805
JAFBS	3,527,965	2,184,937
JAGTS	21,498,443	16,343,090
JAMGS	6,021,566	2,823,610
LZREMS	3,582,013	5,129,659
LPVCA2	672,075	221,746
LPWHY2	1,089,002	1,783,458
SBVI	218,106	483,815
SBVSG2	6,572,259	4,319,165
LOVSDC	5,702,006	5,192,997
LOVTRC	3,695,124	2,175,393
MNCPS2	6,586,075	6,780,226
MV2RIS	624,624	8,403
MV3MVS	2,539,898	1,082,038
MVBRES	692,437	469,253
MVGTAS	119,227	470,336
MVIGSC	1,061,106	110,228
MVIVSC	3,337,888	1,350,609
MVUSC	1,167,440	1,209,097
MGRFV	1,168,587	1,548,028
MSEMB	1,988,477	4,214,490
MSGI2	1,382,981	2,029,415
MSVEG2	23,018,810	11,475,270
MSVGT2	311,133	421,194
VKVGR2	2,664,246	2,599,430
DTRTFB	4,548,595	1,955,187
EIF2	2,273,369	928,615

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

GBF	23,754,924	21,787,341
GBF2	11,784,970	16,759,782
GEM	1,103,974	2,066,205
GEM2	3,356,882	4,176,636
GVAAA2	21,805,235	13,804,105
GVABD2	6,658,947	2,552,494
GVAGG2	6,549,754	3,216,210
GVAGI2	12,553,726	8,418,681
GVAGR2	22,066,087	13,892,247
GVDMA	4,903,918	3,367,775
GVDMC	8,099,069	3,854,909
GVEX1	62,430,850	50,734,275
GVIDA	1,347,529	976,038
GVIDC	4,971,847	5,030,044
GVIDM	16,195,920	14,720,369
HIBF	6,266,710	6,199,109
IDPG2	1,075,073	219,648
IDPGI2	463,711	302,462
MCIF	13,236,116	8,257,874
MSBF	8,260,903	9,152,040
NAMAA2	1,384,142	794,453
NAMGI2	1,717,156	441,292
NCPG2	176,818	297,061
NCPGI2	155,048	140,329
NJMMA2	415,087	13,221
NVAMV2	436,432	1,187,763
NVAMVZ	9,866,616	1,416,328
NVBX	18,985,962	13,064,417
NVCBD2	4,398,582	3,534,364
NVCCA2	1,359,896	5,614,894
NVCCN2	6,301,903	5,018,604
NVCMA2	760,378	1,887,324
NVCMC2	752,532	2,274,266
NVCMD2	7,283,020	4,139,967
NVCRA2	666,603	4,682,960
NVCRB2	2,436,579	3,540,703
NVDBL2	6,848,777	1,974,071
NVDCA2	8,329,174	2,000,468
NVFIII	4,901,123	1,469,159
NVGEII	297,756	82,782
NVIE6	1,007,683	800,403
NVIX	11,280,918	6,896,096
NVLCP2	6,725,576	6,338,272
NVMGA2	927,021	551,168
NVMIG6	5,988,312	4,480,427
NVMIVZ	3,377,927	118,025
NVMLG2	5,820,445	3,482,174
NVMM2	390,336,463	364,032,409
NVMMG1	18,893	2,845
NVMMG2	17,165,372	17,487,474
NVMMV2	2,182,805	3,222,919
NVNMO2	1,307,989	1,533,982
NVNSR2	145,090	179,107
NVOLG2	10,718,111	8,919,865
NVRE2	2,597,340	2,620,721
NVSIX2	10,061,974	7,838,345
NVSTB2	21,005,932	19,522,687
NVTIV3	328,151	704,854
SAM	78	437
SCF	1,280,662	1,917,661

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SCF2	498,519	287,505
SCGF	6,251,190	7,207,146
SCGF2	6,057,646	6,276,363
SCVF	1,192,993	1,699,314
SCVF2	1,806,773	1,468,276
TRF	1,614,887	2,880,101
TRF2	1,282,634	1,123,645
NBARMS	141,860	340,021
NO7TB	112,055	99,026
NOTBBA	7,132,743	5,365,643
NOVPI2	214,327	950,146
PMUBA	775,991	1,042,270
PMVAAD	1,009,022	3,336,631
PMVEBD	2,017,185	1,884,432
PMVFAD	2,287,067	2,125,264
PMVFHV	3,084,323	3,675,621
PMVGBD	1,505,089	1,370,349
PMVHYD	44,477,319	55,680,027
PMVIV	5,696,232	6,110,694
PMVLAD	19,135,171	18,195,858
PMVRSD	574,822	455,343
PMVSTA	13,502,018	9,984,937
PMVTRD	22,775,127	18,452,995
PROA30	12,594,449	12,544,339
PROAHY	45,675,577	52,878,821
PROBIO	5,315,958	5,392,114
PROBL	24,113,495	26,571,750
PROBM	3,826,589	3,812,087
PROBNK	5,711,908	6,328,557
PROBR	19,241,641	19,313,676
PROCG	5,656,941	5,007,109
PROCS	6,062,947	5,778,229
PROE30	1,738,035	2,312,386
PROEM	7,626,818	8,447,349
PROFIN	2,075,631	3,785,115
PROGVP	8,926,576	8,689,145
PROHC	7,968,504	7,481,520
PROIND	4,678,841	5,993,357
PROINT	1,947,874	2,231,332
PROJP	3,012,022	2,994,490
PRON	17,700,009	16,824,829
PRONET	8,074,366	7,781,864
PROOG	9,890,772	10,385,746
PROPHR	3,317,814	3,364,821
PROPM	36,483,239	30,874,598
PRORE	2,845,266	3,384,773
PRORRO	340,337	238,733
PROSCN	13,494,542	14,016,850
PROSEM	3,615,990	3,637,626
PROSIN	2,649,874	2,605,794
PROSN	3,025,315	3,033,982
PROTEC	12,106,909	11,633,291
PROTEL	2,384,090	2,363,927
PROUN	38,085,777	13,964,357
PROUSN	7,321,795	6,782,401
PROUTL	6,887,246	8,525,819
PVEIB	4,247,878	811,766
PVIGIB	23,343	25,086
TRHS2	8,059,103	4,112,037
VEEMS	394,416	59,584

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

VVGGS	6,920,492	6,738,413
VWHA	876,455	634,683
VWHAS	1,869,891	2,408,086
VRVDRA	2,088,616	1,746,752
CLVQF2	1,513,727	5,693,331
NVMLV2	6,684,236	12,531,800
NVLCA2	2,032,943	7,166,152
GVDIV2	521,403	4,276,925
NVLM2	1,190,171	7,211,007

	$2,151,733,607	$2,011,508,555

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2020	0.65%	to	1.80%	49,893	$17.96	to	$16.05	$839,838	2.16%	8.54%	to	7.29%
2019	0.65%	to	1.80%	44,543	16.55	to	14.96	692,419	2.33%	17.43%	to	16.08%
2018	0.65%	to	1.80%	55,028	14.09	to	12.89	734,394	1.72%	-7.02%	to	-8.10%
2017	0.65%	to	1.95%	68,932	15.15	to	13.88	991,289	1.30%	14.87%	to	13.37%
2016	0.65%	to	2.15%	78,745	13.19	to	12.10	996,951	1.67%	3.77%	to	2.20%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	1.00%	to	1.90%	32,817	8.98	to	8.76	293,112	1.53%	1.19%	to	0.27%
2019	0.85%	to	1.65%	31,874	8.90	to	8.78	282,059	0.99%	15.80%	to	14.86%
2018	1.00%	to	1.65%	19,391	7.67	to	7.64	148,566	1.29%	-23.26%	to	-23.59%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2020	0.45%	to	2.10%	341,104	7.13	to	6.33	2,278,842	2.95%	-25.46%	to	-26.70%
2019	0.45%	to	2.10%	283,039	9.56	to	8.63	2,553,861	1.43%	19.87%	to	17.88%
2018	0.45%	to	2.15%	337,413	7.98	to	7.30	2,562,986	1.79%	-19.32%	to	-20.71%
2017	0.45%	to	2.15%	345,432	9.89	to	9.21	3,279,599	1.84%	-1.28%	to	-2.97%
2016	0.45%	to	2.35%	358,668	10.02	to	9.43	3,477,234	2.45%	40.16%	to	37.50%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2020	0.45%	to	2.35%	109,055	17.78	to	15.80	1,836,492	9.95%	8.76%	to	6.68%
2019	0.45%	to	2.45%	225,654	16.35	to	14.73	3,516,030	0.00%	39.21%	to	36.41%
2018	0.45%	to	2.45%	142,430	11.74	to	10.80	1,609,122	4.87%	-12.93%	to	-14.69%
2017	0.45%	to	2.45%	165,617	13.49	to	12.66	2,167,984	2.94%	24.40%	to	21.91%
2016	0.45%	to	2.45%	117,739	10.84	to	10.38	1,248,775	0.81%	7.49%	to	5.33%
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)
2020	0.35%			80	10.68			855	0.00%	6.85%		*	***
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.45%	to	2.50%	743,771	16.05	to	14.27	11,290,167	1.91%	11.31%	to	9.01%
2019	0.45%	to	2.50%	881,696	14.42	to	13.09	12,121,930	2.04%	23.39%	to	20.85%
2018	0.45%	to	2.50%	1,022,898	11.69	to	10.83	11,492,704	1.97%	-7.29%	to	-9.21%
2017	0.45%	to	2.50%	870,056	12.61	to	11.93	10,656,962	2.29%	19.94%	to	17.48%
2016	0.45%	to	2.50%	1,076,663	10.51	to	10.15	11,112,424	2.37%	12.97%	to	10.66%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.45%	to	2.35%	1,095,603	12.76	to	10.60	12,936,024	1.37%	9.06%	to	6.98%
2019	0.45%	to	2.50%	954,812	11.70	to	9.77	10,377,629	2.28%	8.41%	to	6.18%
2018	0.45%	to	2.50%	1,003,523	10.80	to	9.20	10,100,115	2.74%	-3.26%	to	-5.26%
2017	0.45%	to	2.50%	1,186,025	11.16	to	9.72	12,407,961	2.60%	3.21%	to	1.09%
2016	0.45%	to	2.50%	1,071,068	10.81	to	9.61	10,911,902	1.87%	3.92%	to	1.78%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2020	1.00%	to	1.30%	23,374	13.01	to	12.98	303,957	0.89%	30.09%	to	29.83%	****
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020	1.15%	to	1.60%	105,437	26.42	to	25.74	2,772,461	0.00%	48.13%	to	47.46%
2019	1.15%	to	1.60%	94,417	17.83	to	17.46	1,677,590	0.00%	33.03%	to	32.43%
2018	1.15%	to	1.60%	88,470	13.41	to	13.18	1,183,270	0.23%	-0.41%	to	-0.86%
2017	1.15%	to	1.60%	87,915	13.46	to	13.30	1,181,385	0.38%	30.71%	to	30.12%
2016	1.15%	to	1.60%	94,836	10.30	to	10.22	975,870	0.31%	3.25%	to	2.78%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2020	0.45%	to	2.35%	601,194	14.08	to	12.62	8,008,596	2.11%	0.52%	to	-1.40%
2019	0.45%	to	2.35%	939,561	14.01	to	12.80	12,549,070	2.12%	26.46%	to	24.05%
2018	0.45%	to	2.45%	1,033,715	11.08	to	10.28	11,028,127	1.53%	-9.56%	to	-11.39%
2017	0.45%	to	2.50%	1,589,424	12.25	to	11.59	18,927,420	1.59%	8.26%	to	6.04%
2016	0.45%	to	2.50%	2,147,337	11.31	to	10.93	23,859,220	1.79%	19.94%	to	17.48%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	1.00%	to	1.30%	11,665	13.08	to	13.06	152,605	4.58%	30.85%	to	30.58%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2020	0.85%	to	1.65%	1,983,725	15.22	to	14.56	29,754,562	1.64%	7.55%	to	6.68%
2019	0.85%	to	1.65%	1,821,436	14.15	to	13.65	25,472,818	1.97%	20.01%	to	19.04%
2018	0.85%	to	1.65%	1,673,355	11.79	to	11.46	19,555,740	2.21%	-9.70%	to	-10.43%
2017	0.85%	to	1.65%	951,787	13.06	to	12.80	12,347,413	2.26%	15.71%	to	14.78%
2016	0.85%	to	1.65%	559,287	11.28	to	11.15	6,285,503	3.09%	17.49%	to	16.55%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2020	0.45%	to	2.15%	1,449,565	12.51	to	11.25	17,289,157	2.66%	3.65%	to	1.88%
2019	0.45%	to	2.40%	1,657,696	12.07	to	10.90	19,193,960	2.75%	17.09%	to	14.80%
2018	0.45%	to	2.40%	1,408,732	10.30	to	9.49	14,038,961	2.73%	-7.67%	to	-9.49%
2017	0.45%	to	2.40%	1,066,106	11.16	to	10.49	11,572,472	2.61%	12.14%	to	9.95%
2016	0.45%	to	2.50%	774,341	9.95	to	9.52	7,548,638	3.17%	3.32%	to	1.20%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2020	0.45%	to	2.35%	351,661	22.10	to	19.06	7,278,436	0.13%	28.81%	to	26.35%
2019	0.45%	to	2.45%	385,784	17.16	to	14.98	6,256,665	0.01%	30.65%	to	28.03%
2018	0.45%	to	2.45%	438,172	13.13	to	11.70	5,469,555	0.02%	-11.21%	to	-13.00%
2017	0.45%	to	2.45%	353,136	14.79	to	13.45	5,000,982	0.40%	25.06%	to	22.56%
2016	0.45%	to	2.50%	275,505	11.82	to	10.96	3,140,585	0.11%	1.39%	to	-0.69%
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2020	0.85%	to	1.65%	831,519	14.08	to	13.47	11,549,767	0.46%	12.69%	to	11.78%
2019	0.85%	to	1.65%	754,038	12.49	to	12.05	9,312,886	1.32%	21.63%	to	20.64%
2018	0.85%	to	1.65%	660,568	10.27	to	9.99	6,720,033	1.79%	-14.15%	to	-14.85%
2017	0.85%	to	1.65%	354,380	11.97	to	11.73	4,207,780	1.76%	30.78%	to	29.73%
2016	0.85%	to	1.65%	127,026	9.15	to	9.04	1,157,757	2.05%	2.34%	to	1.52%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2020	0.85%	to	1.65%	1,093,857	16.44	to	15.73	17,802,279	0.04%	22.25%	to	21.26%
2019	0.85%	to	1.65%	998,477	13.45	to	12.97	13,313,802	0.81%	27.72%	to	26.69%
2018	0.85%	to	1.65%	881,581	10.53	to	10.24	9,216,329	0.86%	-14.98%	to	-15.67%
2017	0.85%	to	1.65%	331,584	12.38	to	12.14	4,078,377	1.08%	27.97%	to	26.94%
2016	0.85%	to	1.65%	128,536	9.68	to	9.56	1,238,822	1.11%	4.15%	to	3.31%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2020	0.95%	to	1.60%	10,057	25.54	to	15.16	160,345	5.16%	0.55%	to	0.35%
2019	0.95%	to	1.60%	10,180	25.40	to	15.11	161,435	4.67%	12.97%	to	12.46%
2018	0.95%	to	1.60%	19,427	22.54	to	13.43	268,061	4.43%	-5.31%	to	-5.51%
2017	0.95%	to	1.65%	24,669	23.80	to	14.16	359,565	4.32%	5.58%	to	5.26%
2016	0.95%	to	1.80%	26,272	22.55	to	13.32	362,441	4.65%	12.19%	to	11.74%
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
2020	0.45%	to	1.95%	189,048	14.88	to	13.56	2,648,156	1.61%	13.84%	to	12.12%
2019	0.45%	to	1.95%	167,237	13.07	to	12.09	2,074,392	3.29%	20.68%	to	18.86%
2018	0.45%	to	2.10%	81,180	10.83	to	10.11	851,138	0.76%	-5.61%	to	-7.18%
2017	0.45%	to	2.10%	84,130	11.48	to	10.89	941,443	1.96%	14.21%	to	12.32%
2016	0.45%	to	1.95%	62,139	10.05	to	9.73	612,405	2.06%	5.68%	to	4.10%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2020	0.45%	to	2.10%	402,262	15.66	to	14.49	6,080,403	1.92%	3.10%	to	1.40%
2019	0.45%	to	2.35%	485,001	15.19	to	14.15	7,148,385	1.82%	26.89%	to	24.47%
2018	0.45%	to	2.45%	548,146	11.97	to	11.34	6,415,839	1.76%	-7.83%	to	-9.70%
2017	0.45%	to	2.45%	520,013	12.99	to	12.56	6,657,428	1.72%	15.97%	to	13.65%
2016	0.45%	to	2.45%	235,495	11.20	to	11.05	2,621,653	1.38%	12.01%	to	10.52%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2020	0.85%	to	1.65%	1,473,731	12.92	to	12.36	18,766,943	4.94%	6.10%	to	5.25%
2019	0.85%	to	1.65%	1,346,768	12.18	to	11.74	16,199,858	5.18%	13.89%	to	12.97%
2018	0.85%	to	1.65%	817,280	10.69	to	10.39	8,639,549	5.14%	-3.72%	to	-4.50%
2017	0.85%	to	1.65%	835,402	11.11	to	10.88	9,214,718	4.82%	6.17%	to	5.32%
2016	1.00%	to	1.65%	608,034	10.44	to	10.33	6,337,471	5.14%	11.69%	to	10.96%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.45%	to	2.15%	1,055,108	11.84	to	10.93	12,066,859	1.83%	8.05%	to	6.21%
2019	0.45%	to	2.35%	693,390	10.96	to	10.21	7,383,581	2.59%	8.66%	to	6.58%
2018	0.45%	to	2.10%	324,033	10.09	to	9.65	3,201,616	2.42%	-1.17%	to	-2.82%
2017	0.45%	to	2.10%	210,802	10.21	to	9.93	2,120,898	2.19%	2.74%	to	1.04%
2016	0.45%	to	1.80%	57,049	9.93	to	9.85	563,358	0.93%	-0.66%	to	-1.55%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.45%	to	2.35%	1,638,335	19.37	to	15.77	28,790,961	1.31%	20.17%	to	17.87%
2019	0.45%	to	2.35%	1,769,137	16.12	to	13.38	26,037,150	1.25%	17.23%	to	14.99%
2018	0.45%	to	2.45%	1,980,641	13.75	to	11.53	25,018,243	0.82%	-8.00%	to	-9.86%
2017	0.45%	to	2.45%	2,218,348	14.94	to	12.79	30,721,011	1.29%	13.20%	to	10.93%
2016	0.45%	to	2.45%	2,311,445	13.20	to	11.53	28,513,844	1.19%	3.34%	to	1.27%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.45%	to	2.50%	644,371	15.01	to	13.06	9,188,261	0.53%	7.36%	to	5.15%
2019	0.45%	to	2.50%	639,086	13.98	to	12.42	8,543,209	0.39%	19.32%	to	16.86%
2018	0.45%	to	2.50%	636,001	11.72	to	10.63	7,175,668	0.37%	-16.07%	to	-17.81%
2017	0.45%	to	2.50%	558,036	13.96	to	12.94	7,555,041	0.71%	14.52%	to	12.17%
2016	0.45%	to	2.50%	476,403	12.19	to	11.53	5,653,750	0.65%	14.68%	to	12.33%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2020	0.85%	to	1.95%	267,640	11.87	to	11.39	3,121,291	3.77%	5.40%	to	4.23%
2019	0.85%	to	2.10%	382,641	11.26	to	10.88	4,241,839	4.96%	15.53%	to	14.08%
2018	0.45%	to	1.95%	107,436	9.81	to	9.57	1,038,893	6.82%	-4.43%	to	-5.88%
2017	0.85%	to	1.95%	51,790	10.24	to	10.16	529,033	3.26%	2.38%	to	1.63%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2020	0.45%	to	2.15%	92,341	5.74	to	4.77	482,996	5.67%	-1.92%	to	-3.60%
2019	0.45%	to	2.35%	97,252	5.85	to	4.85	524,102	0.96%	6.21%	to	4.18%
2018	0.45%	to	2.35%	101,186	5.51	to	4.66	516,632	2.56%	-12.06%	to	-13.75%
2017	0.45%	to	2.10%	132,501	6.26	to	5.51	777,238	7.97%	1.06%	to	-0.61%
2016	0.45%	to	2.10%	125,124	6.19	to	5.54	732,990	0.00%	11.52%	to	9.67%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.85%	to	1.65%	478,912	13.33	to	12.76	6,286,352	0.98%	-3.01%	to	-3.79%
2019	0.85%	to	1.65%	449,594	13.75	to	13.26	6,101,330	0.74%	26.63%	to	25.61%
2018	0.85%	to	1.65%	352,074	10.86	to	10.55	3,781,463	0.54%	-17.65%	to	-18.32%
2017	0.85%	to	1.65%	209,290	13.18	to	12.92	2,737,070	0.61%	10.81%	to	9.92%
2016	0.85%	to	1.65%	92,656	11.90	to	11.76	1,096,723	0.45%	29.97%	to	28.93%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.45%	to	2.50%	1,496,180	11.59	to	10.30	16,513,680	3.32%	1.54%	to	-0.55%
2019	0.45%	to	2.50%	1,778,727	11.41	to	10.35	19,503,429	4.32%	6.60%	to	4.40%
2018	0.45%	to	2.50%	1,706,626	10.71	to	9.92	17,681,045	3.81%	-0.54%	to	-2.60%
2017	0.45%	to	2.50%	1,064,001	10.76	to	10.18	11,165,012	3.27%	2.98%	to	0.86%
2016	0.45%	to	2.50%	816,617	10.45	to	10.10	8,406,005	3.39%	8.46%	to	6.23%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	1.30%			298	20.40			6,080	2.70%	6.71%
2019	1.30%			299	19.12			5,717	2.90%	8.02%
2018	1.30%			299	17.70			5,293	3.04%	-1.89%
2017	1.30%			300	18.04			5,413	3.23%	2.69%
2016	1.30%			300	17.57			5,271	3.54%	2.48%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2020	1.00%	to	1.65%	151,476	10.75	to	10.63	1,624,390	1.78%	4.16%	to	3.48%
2019	1.00%	to	1.65%	10,437	10.32	to	10.28	107,706	0.00%	3.22%	to	2.77%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2020	0.45%	to	1.65%	57,816	17.90	to	15.92	943,182	1.92%	14.02%	to	12.65%
2019	0.45%	to	1.95%	31,237	15.70	to	13.76	457,292	1.58%	17.48%	to	15.71%
2018	0.45%	to	1.95%	35,392	13.36	to	11.89	442,453	1.22%	-6.04%	to	-7.47%
2017	0.45%	to	2.00%	38,626	14.22	to	12.81	517,922	1.58%	13.23%	to	11.47%
2016	0.45%	to	2.00%	46,733	12.56	to	11.49	555,189	0.74%	2.38%	to	0.79%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.45%	to	2.50%	3,704,255	17.33	to	15.73	60,588,079	1.44%	21.58%	to	19.08%
2019	0.45%	to	2.50%	2,527,000	14.26	to	13.21	34,311,080	1.73%	23.56%	to	21.01%
2018	0.45%	to	2.35%	1,701,806	11.54	to	10.96	18,857,303	1.51%	-4.87%	to	-6.70%
2017	0.45%	to	2.20%	895,955	12.13	to	11.78	10,533,134	1.61%	15.59%	to	13.57%
2016	1.00%	to	2.20%	405,804	10.26	to	10.37	4,158,481	2.50%	5.91%	to	3.72%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.85%	to	1.65%	886,805	14.26	to	18.59	15,643,328	0.06%	29.13%	to	28.09%
2019	0.85%	to	1.65%	567,853	11.04	to	14.51	8,039,618	0.23%	10.44%	to	29.11%
2018	0.95%	to	1.60%	474,009	12.80	to	11.26	5,392,495	0.43%	-7.91%	to	-8.14%
2017	0.95%	to	1.60%	525,400	13.90	to	12.26	6,488,907	0.76%	19.98%	to	19.65%
2016	0.95%	to	1.60%	595,707	11.59	to	10.25	6,132,562	0.58%	6.22%	to	6.01%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.45%	to	2.50%	502,245	14.97	to	13.30	7,092,335	1.52%	5.96%	to	3.78%
2019	0.45%	to	2.50%	750,010	14.13	to	12.82	10,084,141	1.74%	26.53%	to	23.93%
2018	0.45%	to	2.50%	877,571	11.17	to	10.34	9,437,794	2.06%	-8.95%	to	-10.84%
2017	0.45%	to	2.50%	943,635	12.26	to	11.60	11,262,432	1.30%	12.14%	to	9.84%
2016	0.45%	to	2.50%	1,313,407	10.94	to	10.56	14,113,445	2.21%	17.18%	to	14.78%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2020	0.45%	to	1.95%	434,546	13.90	to	13.34	5,917,466	0.72%	30.29%	to	28.33%
2019	0.85%	to	1.95%	281,768	10.59	to	10.40	2,966,590	2.55%	28.10%	to	26.67%
2018	1.00%	to	1.90%	36,396	8.26	to	8.21	299,780	1.01%	-17.38%	to	-17.89%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.45%	to	2.50%	3,639,474	26.21	to	23.30	91,117,920	0.04%	42.90%	to	39.96%
2019	0.45%	to	2.50%	3,647,438	18.34	to	16.65	64,340,514	0.05%	33.37%	to	30.63%
2018	0.45%	to	2.50%	3,389,539	13.75	to	12.74	45,139,764	0.05%	-0.88%	to	-2.94%
2017	0.45%	to	2.50%	4,287,653	13.88	to	13.13	57,890,751	0.08%	34.21%	to	31.46%
2016	0.45%	to	2.50%	3,666,543	10.34	to	9.99	37,249,353	0.00%	0.10%	to	-1.96%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.45%	to	2.35%	777,749	16.43	to	15.02	12,309,181	2.00%	7.11%	to	5.07%
2019	0.45%	to	2.35%	749,733	15.34	to	14.30	11,160,857	3.54%	29.10%	to	26.63%
2018	0.45%	to	2.35%	581,341	11.89	to	11.29	6,759,689	0.18%	-9.60%	to	-11.34%
2017	0.45%	to	2.15%	545,942	13.15	to	12.78	7,075,353	1.26%	16.09%	to	14.11%
2016	0.45%	to	2.15%	300,528	11.33	to	11.20	3,382,186	3.99%	13.26%	to	11.98%	****
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2020	0.45%	to	2.50%	181,153	12.39	to	11.01	2,123,146	5.51%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	221,771	12.15	to	11.03	2,571,158	4.74%	14.25%	to	11.90%
2018	0.45%	to	2.50%	238,786	10.64	to	9.86	2,447,927	3.73%	-4.06%	to	-6.05%
2017	0.45%	to	2.50%	502,854	11.09	to	10.49	5,454,513	3.64%	6.43%	to	4.25%
2016	0.45%	to	2.50%	877,393	10.42	to	10.06	9,055,287	7.79%	13.66%	to	11.32%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2020	0.45%	to	2.15%	1,701,489	12.14	to	11.20	19,910,489	2.39%	8.67%	to	6.82%
2019	0.45%	to	2.15%	1,297,248	11.17	to	10.49	14,013,486	3.09%	8.91%	to	7.05%
2018	0.45%	to	1.90%	637,609	10.26	to	9.86	6,410,189	2.62%	-1.24%	to	-2.68%
2017	0.45%	to	1.90%	452,149	10.39	to	10.14	4,637,941	2.69%	3.53%	to	2.02%
2016	0.45%	to	1.90%	215,943	10.03	to	9.94	2,154,165	0.60%	0.32%	to	-0.65%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.85%	to	1.55%	76,157	11.61	to	11.56	882,491	6.59%	16.13%	to	15.58%	****
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2020	0.85%	to	1.85%	420,176	11.73	to	10.30	4,832,805	1.79%	-7.58%	to	-8.52%
2019	0.45%	to	1.95%	518,374	11.69	to	11.23	6,452,152	1.53%	22.40%	to	20.55%
2018	0.45%	to	1.85%	356,056	9.55	to	9.33	3,658,709	2.96%	-6.88%	to	-8.20%
2017	0.85%	to	1.85%	272,613	11.23	to	10.16	3,034,761	1.75%	2.89%	to	1.62%
2016	0.85%	to	1.65%	148,880	10.91	to	10.78	1,617,819	2.02%	4.57%	to	3.73%
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2020	0.45%	to	2.20%	1,069,813	12.64	to	11.34	12,857,448	3.08%	6.68%	to	4.80%
2019	0.45%	to	2.20%	1,139,452	11.85	to	10.82	12,915,213	3.34%	10.16%	to	8.22%
2018	0.45%	to	2.45%	1,046,245	10.76	to	9.89	10,832,924	3.36%	-3.26%	to	-5.22%
2017	0.45%	to	2.35%	1,071,626	11.12	to	10.47	11,559,537	3.76%	7.06%	to	5.03%
2016	0.45%	to	2.20%	887,744	10.39	to	10.00	9,039,903	6.25%	7.53%	to	5.65%
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2020	1.00%	to	1.35%	12,510	12.11	to	12.08	151,457	3.84%	21.10%	to	20.81%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.45%	to	1.95%	232,241	20.83	to	17.71	4,464,244	1.49%	11.24%	to	9.56%
2019	0.45%	to	2.20%	252,905	18.72	to	15.77	4,394,707	3.58%	19.32%	to	17.22%
2018	0.45%	to	2.20%	248,319	15.69	to	13.46	3,642,236	3.01%	-10.06%	to	-11.65%
2017	0.45%	to	2.20%	264,369	17.45	to	15.23	4,339,503	2.75%	11.48%	to	9.52%
2016	0.45%	to	2.20%	252,098	15.65	to	13.91	3,737,817	3.80%	12.67%	to	10.70%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.45%	to	2.15%	1,534,584	9.56	to	8.67	14,069,590	8.77%	-5.71%	to	-7.32%
2019	0.45%	to	2.15%	1,828,736	10.14	to	9.36	17,904,545	7.18%	1.55%	to	-0.18%
2018	0.45%	to	2.35%	1,881,017	9.98	to	9.30	18,262,242	0.00%	1.48%	to	-0.47%
2017	0.45%	to	2.20%	1,476,886	9.84	to	9.38	14,231,210	0.00%	1.47%	to	-0.31%
2016	0.45%	to	2.15%	901,438	9.70	to	9.42	8,621,570	0.00%	2.48%	to	0.73%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.45%	to	2.45%	1,398,466	13.98	to	11.97	18,249,937	6.14%	0.24%	to	-1.77%
2019	0.45%	to	2.50%	1,700,024	13.95	to	12.14	22,268,982	5.58%	15.54%	to	13.16%
2018	0.45%	to	2.50%	1,519,867	12.07	to	10.73	17,331,385	4.81%	-4.74%	to	-6.71%
2017	0.45%	to	2.50%	1,547,679	12.67	to	11.50	18,677,157	4.36%	9.18%	to	6.94%
2016	0.45%	to	2.50%	1,307,754	11.61	to	10.76	14,570,222	4.84%	13.51%	to	11.18%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2020	0.45%	to	2.35%	505,678	14.58	to	12.57	6,876,196	2.37%	-4.89%	to	-6.71%
2019	0.45%	to	2.40%	530,208	15.32	to	13.43	7,649,743	1.64%	23.81%	to	21.38%
2018	0.45%	to	2.40%	578,609	12.38	to	11.06	6,796,957	2.33%	-11.62%	to	-13.36%
2017	0.45%	to	2.40%	634,363	14.01	to	12.77	8,479,159	1.81%	8.11%	to	6.00%
2016	0.45%	to	2.15%	496,721	12.95	to	12.16	6,200,340	1.68%	11.67%	to	9.77%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.45%	to	2.45%	57,590	12.83	to	11.10	683,663	0.26%	3.64%	to	1.56%
2019	1.00%	to	2.45%	84,216	11.96	to	10.93	973,517	1.66%	10.82%	to	9.19%
2018	1.00%	to	2.45%	71,712	10.80	to	10.01	751,171	0.70%	-5.30%	to	-6.69%
2017	1.00%	to	2.45%	74,446	11.40	to	10.73	831,271	0.31%	11.98%	to	10.35%
2016	1.00%	to	2.45%	69,705	10.18	to	9.72	698,198	0.33%	3.30%	to	1.79%
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
2020	0.85%	to	2.15%	362,589	9.99	to	9.21	3,560,567	0.61%	-0.47%	to	-1.78%
2019	0.45%	to	2.35%	640,540	10.24	to	9.28	6,322,332	1.94%	1.40%	to	-0.54%
2018	0.45%	to	2.35%	695,845	10.10	to	9.33	6,815,407	1.82%	0.91%	to	-1.03%
2017	0.85%	to	2.50%	466,312	9.89	to	9.38	4,546,390	1.24%	0.40%	to	-1.27%
2016	0.45%	to	2.50%	162,528	9.93	to	9.50	1,576,716	0.89%	0.51%	to	-1.56%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	0.65%	to	1.65%	102,687	10.83	to	10.54	1,095,046	1.99%	6.03%	to	4.96%
2019	0.65%	to	1.45%	90,146	10.21	to	10.08	912,460	6.30%	8.11%	to	7.24%
2018	1.00%	to	1.35%	8,652	9.42	to	9.40	81,529	5.70%	-5.75%	to	-5.97%	****
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2020	0.65%	to	2.35%	965,068	12.06	to	10.56	10,891,147	6.23%	-0.64%	to	-2.34%
2019	0.45%	to	2.35%	789,575	12.30	to	10.82	9,007,737	4.96%	7.12%	to	5.08%
2018	0.45%	to	2.35%	1,099,175	11.48	to	10.29	11,840,407	2.78%	-1.25%	to	-3.15%
2017	0.45%	to	2.50%	1,057,242	11.63	to	10.55	11,665,235	2.98%	3.00%	to	0.88%
2016	0.45%	to	2.45%	1,886,568	11.29	to	10.48	20,484,574	5.43%	8.08%	to	5.91%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2020	0.45%	to	1.90%	858,336	0.67	to	0.24	224,575	1.13%	-38.28%	to	-39.18%
2019	1.15%	to	2.15%	458,222	0.45	to	0.51	189,780	0.60%	-28.84%	to	-29.56%
2018	0.45%	to	2.15%	2,906,311	1.52	to	0.72	2,327,297	0.00%	-3.21%	to	-4.87%
2017	0.45%	to	2.15%	247,552	1.58	to	0.76	169,243	0.00%	-25.00%	to	-26.28%
2016	1.15%	to	2.15%	535,422	0.89	to	1.03	449,375	0.00%	-10.52%	to	-11.42%
Rydex Variable Trust - Biotechnology Fund (RBF)
2020	0.45%	to	2.45%	190,890	55.42	to	36.44	8,008,261	0.00%	20.77%	to	18.34%
2019	0.45%	to	2.45%	192,159	45.89	to	30.79	6,825,695	0.00%	24.11%	to	21.62%
2018	0.45%	to	2.45%	252,782	36.97	to	25.32	7,262,363	0.00%	-9.85%	to	-11.68%
2017	0.45%	to	2.50%	310,675	41.01	to	28.49	9,987,924	0.00%	28.86%	to	26.21%
2016	0.45%	to	2.50%	309,616	31.83	to	22.58	7,859,297	0.00%	-20.02%	to	-21.67%
Rydex Variable Trust - Banking Fund (RBKF)
2020	0.45%	to	2.45%	194,077	8.44	to	5.90	1,908,403	0.91%	-8.88%	to	-10.71%
2019	0.45%	to	2.45%	196,804	9.26	to	6.60	2,107,303	0.93%	27.81%	to	25.25%
2018	1.15%	to	2.45%	210,412	9.13	to	5.27	1,799,681	0.51%	-20.13%	to	-21.18%
2017	0.45%	to	2.45%	315,722	9.01	to	6.69	3,349,648	0.24%	11.98%	to	9.74%
2016	0.45%	to	2.45%	557,503	8.04	to	6.09	5,365,058	1.11%	26.68%	to	24.14%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2020	0.45%	to	2.15%	96,430	16.36	to	29.19	3,010,954	1.04%	19.21%	to	17.18%
2019	0.45%	to	2.45%	92,813	13.73	to	14.05	2,453,751	0.00%	20.89%	to	18.46%
2018	0.45%	to	2.45%	122,448	11.35	to	11.86	2,661,886	0.48%	-17.82%	to	-19.48%
2017	0.45%	to	2.45%	219,709	13.82	to	14.73	5,671,248	0.54%	20.89%	to	18.47%
2016	0.45%	to	2.45%	262,544	11.43	to	12.43	5,817,974	0.00%	30.27%	to	27.66%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2020	0.45%	to	2.35%	172,021	28.20	to	31.86	6,289,917	0.88%	7.09%	to	5.05%
2019	0.45%	to	2.35%	188,110	26.33	to	30.33	6,430,194	0.97%	21.78%	to	19.46%
2018	0.45%	to	2.35%	167,554	21.62	to	25.39	4,922,122	0.68%	-12.52%	to	-14.20%
2017	0.45%	to	2.35%	207,014	24.71	to	29.59	7,028,978	1.00%	11.03%	to	8.92%
2016	0.45%	to	2.45%	293,161	22.26	to	21.04	8,984,959	0.66%	4.94%	to	2.84%
Rydex Variable Trust - Electronics Fund (RELF)
2020	0.45%	to	2.10%	168,183	40.81	to	38.58	6,186,422	0.00%	55.26%	to	52.69%
2019	0.45%	to	2.10%	219,555	26.28	to	25.26	5,207,241	0.00%	58.57%	to	55.94%
2018	0.70%	to	2.10%	202,302	15.93	to	16.20	3,067,168	0.00%	-13.67%	to	-14.55%
2017	0.45%	to	2.35%	359,692	19.07	to	18.26	6,303,065	0.00%	30.47%	to	27.99%
2016	0.45%	to	2.45%	352,421	14.62	to	11.44	4,829,681	0.00%	23.78%	to	21.30%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Energy Fund (RENF)
2020	0.45%	to	2.15%	302,618	4.15	to	8.41	2,632,060	1.36%	-34.47%	to	-35.59%
2019	0.45%	to	2.20%	299,660	6.34	to	12.95	3,965,048	0.21%	6.33%	to	4.46%
2018	0.45%	to	2.20%	439,176	5.96	to	12.40	5,537,779	0.56%	-25.82%	to	-27.14%
2017	0.45%	to	2.35%	633,358	8.04	to	16.64	10,865,224	0.59%	-6.69%	to	-8.46%
2016	0.45%	to	2.45%	952,588	8.61	to	8.67	17,650,131	0.82%	30.78%	to	28.16%
Rydex Variable Trust - Energy Services Fund (RESF)
2020	0.65%	to	2.15%	419,869	1.59	to	3.28	1,816,862	0.61%	-37.74%	to	-38.69%
2019	0.45%	to	2.50%	223,170	2.63	to	2.60	1,558,498	0.00%	-0.52%	to	-2.56%
2018	0.45%	to	2.50%	266,163	2.64	to	2.67	1,891,210	3.13%	-45.90%	to	-47.02%
2017	0.45%	to	2.50%	428,056	4.88	to	5.03	5,664,558	0.00%	-19.01%	to	-20.67%
2016	0.45%	to	2.50%	587,594	6.02	to	6.35	9,471,392	1.00%	22.60%	to	20.08%
Rydex Variable Trust - Financial Services Fund (RFSF)
2020	0.45%	to	2.20%	334,673	12.94	to	14.30	5,101,293	0.90%	-0.56%	to	-2.31%
2019	0.45%	to	2.50%	387,410	13.01	to	9.88	5,941,259	0.85%	27.50%	to	24.87%
2018	0.45%	to	2.50%	368,885	10.21	to	7.91	4,489,423	0.81%	-12.68%	to	-14.48%
2017	0.45%	to	2.50%	502,360	11.69	to	9.25	7,099,794	0.44%	15.05%	to	12.69%
2016	0.45%	to	2.50%	735,445	10.16	to	8.21	9,094,946	1.42%	15.31%	to	12.94%
Rydex Variable Trust - Health Care Fund (RHCF)
2020	0.45%	to	2.45%	284,724	35.55	to	27.68	10,497,842	0.00%	18.15%	to	15.77%
2019	0.45%	to	2.45%	355,151	30.09	to	23.91	11,194,701	0.00%	22.02%	to	19.56%
2018	0.45%	to	2.45%	450,556	24.66	to	20.00	11,767,789	0.00%	0.79%	to	-1.25%
2017	0.45%	to	2.45%	479,809	24.47	to	20.25	12,553,597	0.00%	22.31%	to	19.86%
2016	0.45%	to	2.45%	510,299	20.00	to	16.89	10,998,993	0.00%	-10.10%	to	-11.90%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2020	0.45%	to	1.90%	184,434	12.93	to	11.82	2,315,715	2.72%	-0.92%	to	-2.36%
2019	0.45%	to	1.90%	218,106	13.05	to	12.10	2,709,335	2.45%	13.32%	to	11.67%
2018	1.15%	to	1.90%	105,131	11.18	to	10.84	1,154,440	5.18%	-2.01%	to	-2.76%
2017	1.15%	to	1.95%	148,622	11.41	to	11.13	1,667,959	3.96%	5.64%	to	4.79%
2016	0.45%	to	2.45%	180,571	10.97	to	10.50	1,929,928	9.76%	11.12%	to	8.89%
Rydex Variable Trust - Internet Fund (RINF)
2020	0.45%	to	2.20%	90,216	51.32	to	66.77	6,526,982	0.00%	59.49%	to	56.69%
2019	0.45%	to	2.20%	84,064	32.18	to	42.61	3,864,933	0.00%	24.90%	to	22.70%
2018	0.45%	to	2.20%	113,408	25.76	to	34.73	4,193,100	0.00%	-3.64%	to	-5.34%
2017	0.45%	to	2.20%	136,439	26.74	to	36.69	5,204,336	0.00%	33.36%	to	31.02%
2016	0.45%	to	2.35%	169,573	20.05	to	27.42	4,936,192	0.00%	3.97%	to	1.99%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2020	0.45%	to	1.95%	245,369	2.20	to	1.56	424,496	0.40%	-21.44%	to	-22.63%
2019	0.45%	to	1.95%	217,287	2.80	to	2.02	489,283	0.00%	-13.68%	to	-14.98%
2018	1.15%	to	2.10%	340,931	2.69	to	2.46	890,457	0.00%	2.59%	to	1.60%
2017	0.45%	to	2.15%	464,625	3.14	to	2.41	1,216,573	0.00%	-9.30%	to	-10.84%
2016	0.45%	to	2.45%	452,215	3.47	to	3.06	1,267,887	0.00%	-3.38%	to	-5.31%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2020	1.15%	to	1.60%	55,216	11.83	to	10.84	633,490	1.79%	-0.92%	to	-1.37%
2019	1.15%	to	1.60%	112,626	11.94	to	10.99	1,290,298	0.96%	26.95%	to	26.37%
2018	0.45%	to	2.15%	140,914	5.53	to	9.46	1,256,475	0.37%	-19.34%	to	-20.73%
2017	0.45%	to	2.15%	231,471	6.86	to	11.93	2,494,103	0.96%	28.02%	to	25.85%
2016	1.15%	to	2.15%	92,509	9.24	to	9.48	829,321	1.72%	-6.66%	to	-7.60%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2020	0.45%	to	2.10%	50,796	25.53	to	36.94	1,451,433	0.92%	39.83%	to	37.52%
2019	0.45%	to	1.95%	39,496	18.26	to	18.25	798,008	1.27%	38.40%	to	36.32%
2018	0.45%	to	2.15%	68,954	13.19	to	19.58	1,023,454	0.00%	-23.30%	to	-24.62%
2017	0.45%	to	2.15%	68,202	17.20	to	25.98	1,308,835	0.00%	49.62%	to	47.08%
2016	0.45%	to	2.15%	59,041	11.49	to	17.66	781,163	0.00%	8.37%	to	6.53%
Rydex Variable Trust - Leisure Fund (RLF)
2020	0.45%	to	2.30%	66,759	29.06	to	36.98	3,012,011	0.00%	20.47%	to	18.23%
2019	0.45%	to	2.30%	74,228	24.12	to	31.28	2,800,412	0.25%	28.70%	to	26.31%
2018	0.45%	to	2.30%	87,236	18.74	to	24.76	2,580,480	0.29%	-13.83%	to	-15.44%
2017	0.45%	to	2.30%	103,637	21.75	to	29.28	3,588,408	0.22%	19.57%	to	17.36%
2016	0.45%	to	2.30%	146,875	18.19	to	24.95	4,185,284	0.49%	9.07%	to	7.05%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2020	0.45%	to	2.15%	40,089	30.25	to	51.31	2,329,092	1.11%	10.19%	to	8.31%
2019	0.45%	to	2.20%	48,427	27.46	to	46.97	2,540,728	1.08%	35.50%	to	33.11%
2018	0.45%	to	2.45%	63,196	20.26	to	17.12	2,418,652	0.26%	-19.76%	to	-21.38%
2017	0.45%	to	2.50%	73,684	25.25	to	21.65	3,574,864	0.00%	21.90%	to	19.39%
2016	0.45%	to	2.45%	343,638	20.72	to	18.23	14,284,951	0.00%	29.06%	to	26.48%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2020	0.45%	to	2.15%	128,767	26.59	to	44.18	5,512,276	0.00%	19.50%	to	17.46%
2019	0.45%	to	2.20%	58,444	22.25	to	37.30	2,145,374	0.00%	34.76%	to	32.39%
2018	0.45%	to	2.20%	90,508	16.51	to	28.17	2,512,478	0.00%	-19.93%	to	-21.35%
2017	0.45%	to	2.20%	115,272	20.62	to	35.82	4,063,560	0.00%	19.48%	to	17.38%
2016	0.45%	to	2.35%	138,655	17.26	to	29.88	4,092,656	0.00%	29.83%	to	27.36%
Rydex Variable Trust - Nova Fund (RNF)
2020	0.65%	to	2.10%	246,736	33.54	to	46.95	10,339,661	0.83%	19.25%	to	17.51%
2019	0.45%	to	2.10%	341,426	28.83	to	39.96	12,029,080	0.90%	44.39%	to	42.00%
2018	0.45%	to	2.10%	407,699	19.97	to	28.14	9,921,657	0.15%	-10.73%	to	-12.22%
2017	0.45%	to	2.15%	489,051	22.37	to	31.82	13,606,944	0.04%	31.19%	to	28.96%
2016	0.45%	to	2.45%	796,712	17.05	to	15.97	16,663,086	0.00%	15.20%	to	12.90%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2020	0.45%	to	2.35%	304,095	57.95	to	65.30	21,830,905	0.26%	44.31%	to	41.56%
2019	0.45%	to	2.45%	382,742	40.16	to	34.74	19,198,467	0.13%	36.25%	to	33.51%
2018	0.45%	to	2.45%	457,417	29.47	to	26.02	16,887,743	0.00%	-2.25%	to	-4.23%
2017	0.45%	to	2.45%	530,654	30.15	to	27.17	20,170,097	0.00%	30.53%	to	27.92%
2016	0.45%	to	2.35%	540,704	23.10	to	28.11	16,007,952	0.00%	5.51%	to	3.50%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2020	0.45%	to	2.30%	435,154	9.47	to	13.31	8,191,391	4.83%	33.69%	to	31.22%
2019	0.45%	to	2.30%	661,519	7.08	to	10.14	9,382,256	0.00%	51.51%	to	48.70%
2018	0.45%	to	2.30%	737,847	4.68	to	6.82	6,838,000	4.50%	-16.98%	to	-18.54%
2017	0.45%	to	2.30%	855,739	5.63	to	8.37	9,924,963	4.50%	6.60%	to	4.63%
2016	0.45%	to	2.50%	940,721	5.28	to	4.75	10,152,106	0.00%	64.77%	to	61.40%
Rydex Variable Trust - Real Estate Fund (RREF)
2020	0.45%	to	2.30%	109,942	15.35	to	20.26	2,860,210	2.93%	-6.24%	to	-7.99%
2019	0.45%	to	2.30%	196,392	16.37	to	22.01	5,270,456	1.76%	23.87%	to	21.57%
2018	0.45%	to	2.30%	199,001	13.21	to	18.11	4,428,058	1.21%	-7.75%	to	-9.47%
2017	0.45%	to	2.30%	197,693	14.32	to	20.00	4,865,511	2.60%	6.18%	to	4.21%
2016	0.45%	to	2.35%	223,411	13.49	to	19.06	5,250,115	1.02%	9.66%	to	7.57%
Rydex Variable Trust - Retailing Fund (RRF)
2020	0.45%	to	1.95%	53,681	35.62	to	40.67	2,424,484	0.00%	43.02%	to	40.87%
2019	0.70%	to	2.10%	59,028	33.64	to	29.09	1,891,873	0.00%	23.07%	to	21.86%
2018	0.45%	to	2.35%	118,827	20.10	to	22.93	3,072,827	0.01%	-3.67%	to	-5.52%
2017	0.70%	to	2.10%	91,769	28.56	to	25.20	2,511,408	0.00%	11.54%	to	10.46%
2016	0.70%	to	2.15%	87,325	25.60	to	22.65	2,148,144	0.00%	-0.87%	to	-1.85%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2020	0.65%	to	2.10%	348,799	11.33	to	15.95	5,064,507	0.84%	4.25%	to	2.73%
2019	0.65%	to	2.10%	392,341	10.87	to	15.52	5,432,340	0.62%	4.85%	to	3.32%
2018	0.45%	to	2.45%	438,274	10.60	to	9.53	5,945,033	0.00%	-13.33%	to	-15.08%
2017	0.45%	to	2.15%	495,742	12.23	to	17.50	7,837,567	0.34%	14.34%	to	12.39%
2016	0.45%	to	2.50%	562,396	10.70	to	9.96	7,891,364	0.00%	0.20%	to	-1.85%
Rydex Variable Trust - Technology Fund (RTEC)
2020	0.45%	to	2.15%	259,151	41.74	to	49.95	13,748,517	0.00%	48.58%	to	46.04%
2019	0.45%	to	2.15%	274,636	28.09	to	34.20	9,859,398	0.00%	39.12%	to	36.74%
2018	0.45%	to	2.45%	333,860	20.19	to	17.22	8,654,905	0.00%	-1.94%	to	-3.92%
2017	0.45%	to	2.45%	419,506	20.59	to	17.93	11,207,725	0.00%	32.03%	to	29.39%
2016	0.45%	to	2.45%	440,399	15.60	to	13.85	8,985,933	0.00%	10.57%	to	8.36%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2020	0.65%	to	2.15%	46,954	10.36	to	14.80	530,215	0.83%	8.78%	to	7.14%
2019	0.65%	to	2.15%	60,016	9.53	to	13.81	628,389	0.00%	12.48%	to	10.78%
2018	0.45%	to	2.45%	126,955	8.67	to	8.31	1,177,415	0.69%	-5.72%	to	-7.63%
2017	0.65%	to	2.45%	58,362	9.00			582,335	1.08%	3.27%
2016	0.65%	to	2.45%	102,863	8.56	to	8.72	993,798	0.32%	16.64%	to	14.54%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2020	0.45%	to	2.15%	181,780	38.77	to	59.91	8,520,507	0.48%	17.57%	to	15.56%
2019	0.45%	to	2.20%	651,354	32.98	to	51.40	27,169,397	0.00%	61.78%	to	58.94%
2018	0.45%	to	2.20%	715,384	20.38	to	32.34	18,466,709	0.07%	-15.79%	to	-17.28%
2017	0.45%	to	2.50%	753,349	24.21	to	22.70	23,345,040	0.00%	42.85%	to	39.92%
2016	0.45%	to	2.50%	709,399	16.95	to	16.23	15,450,323	0.00%	19.86%	to	17.40%
Rydex Variable Trust - Transportation Fund (RTRF)
2020	0.90%	to	2.30%	77,993	45.56	to	36.17	3,516,608	0.18%	38.76%	to	37.39%
2019	0.70%	to	2.30%	81,726	33.92	to	26.33	2,648,445	0.00%	20.80%	to	19.43%
2018	0.70%	to	2.30%	116,508	28.20	to	22.04	3,124,597	0.00%	-20.95%	to	-21.90%
2017	0.45%	to	2.30%	183,274	20.99	to	28.22	6,057,552	0.27%	21.47%	to	19.22%
2016	0.45%	to	2.35%	224,030	17.28	to	23.51	6,040,756	0.00%	14.91%	to	12.72%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2020	1.15%	to	1.90%	485,397	0.93	to	0.81	434,739	0.40%	-25.89%	to	-26.45%
2019	1.15%	to	2.15%	520,836	1.26	to	1.07	633,663	0.92%	-23.80%	to	-24.57%
2018	0.45%	to	2.15%	997,668	2.76	to	1.42	1,617,716	0.00%	3.50%	to	1.72%
2017	0.45%	to	2.15%	672,999	2.66	to	1.40	1,057,934	0.00%	-17.72%	to	-19.12%
2016	0.45%	to	2.15%	777,519	3.24	to	1.73	1,473,865	0.00%	-12.40%	to	-13.89%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2020	0.45%	to	2.15%	221,966	25.36	to	20.09	5,806,158	0.13%	21.40%	to	19.33%
2019	0.45%	to	2.15%	176,876	20.89	to	16.84	3,830,757	1.12%	16.24%	to	14.25%
2018	0.45%	to	2.15%	312,611	17.97	to	14.74	5,782,473	1.54%	-5.75%	to	-7.37%
2017	0.45%	to	2.15%	255,028	19.07	to	15.91	5,115,436	1.24%	9.14%	to	7.28%
2016	0.45%	to	2.15%	349,360	17.47	to	14.83	6,448,764	0.88%	-0.79%	to	-2.48%
Rydex Variable Trust - Utilities Fund (RUTL)
2020	0.45%	to	2.35%	134,745	19.98	to	25.54	2,821,210	1.70%	-5.56%	to	-7.36%
2019	0.45%	to	2.35%	206,191	21.16	to	27.57	4,611,219	0.20%	18.48%	to	16.22%
2018	0.45%	to	2.35%	235,136	17.86	to	23.72	4,498,811	1.92%	3.31%	to	1.33%
2017	0.45%	to	2.50%	199,593	17.29	to	16.51	3,740,981	1.58%	10.52%	to	8.25%
2016	0.45%	to	2.50%	280,829	15.64	to	15.25	4,823,502	0.94%	15.81%	to	13.44%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.45%	to	2.15%	351,877	10.03	to	8.49	3,344,213	1.29%	6.91%	to	5.08%
2019	0.45%	to	2.35%	402,853	9.39	to	7.85	3,613,113	2.65%	4.54%	to	2.55%
2018	0.45%	to	2.35%	569,165	8.98	to	7.65	4,914,169	0.00%	-5.50%	to	-7.32%
2017	0.45%	to	2.30%	638,005	9.50	to	8.31	5,892,726	0.00%	3.21%	to	1.30%
2016	0.45%	to	2.50%	801,612	9.21	to	7.85	7,227,702	0.10%	-0.93%	to	-2.96%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2020	0.65%	to	2.35%	485,852	2.28	to	1.38	786,420	0.81%	-23.22%	to	-24.54%
2019	0.45%	to	2.50%	430,314	3.05	to	2.19	922,207	1.47%	14.73%	to	12.37%
2018	0.45%	to	2.50%	511,807	2.66	to	1.95	947,103	3.23%	-15.51%	to	-17.26%
2017	0.45%	to	2.50%	652,197	3.14	to	2.35	1,438,132	0.00%	3.96%	to	1.83%
2016	0.45%	to	2.50%	889,510	3.02	to	2.31	1,935,730	0.00%	9.91%	to	7.65%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2020	0.45%	to	2.15%	227,318	179.83	to	268.56	43,001,187	0.27%	86.03%	to	82.85%
2019	0.45%	to	2.45%	339,548	96.67	to	86.63	34,771,136	0.16%	79.69%	to	76.08%
2018	0.45%	to	2.45%	362,509	53.80	to	49.20	20,818,371	0.00%	-9.72%	to	-11.54%
2017	0.45%	to	2.50%	433,381	59.59	to	55.28	27,750,687	0.00%	68.73%	to	65.27%
2016	0.45%	to	2.15%	216,334	35.32	to	56.50	8,067,938	0.00%	9.10%	to	7.25%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2020	1.15%	to	1.90%	21,007,091	0.11	to	0.10	2,139,310	0.23%	-46.39%	to	-46.80%
2019	1.15%	to	2.15%	15,653,025	0.21	to	0.18	2,998,322	0.00%	-36.83%	to	-37.47%
2018	1.15%	to	2.15%	4,461,941	0.33	to	0.29	1,397,502	0.00%	0.26%	to	-0.76%
2017	1.15%	to	2.30%	10,883,858	0.33	to	0.28	3,379,428	0.00%	-39.65%	to	-40.36%
2016	0.45%	to	2.30%	2,041,696	0.96	to	0.48	1,107,827	0.00%	-29.96%	to	-31.26%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2020	1.15%	to	1.90%	139,170	0.91	to	0.80	119,699	0.86%	-25.76%	to	-26.32%
2019	1.15%	to	2.15%	149,117	1.22	to	1.04	172,335	0.42%	-21.23%	to	-22.02%
2018	1.15%	to	2.15%	207,501	1.55	to	1.34	309,025	0.00%	9.62%	to	8.51%
2017	1.15%	to	2.15%	95,769	1.42	to	1.23	128,973	0.00%	-14.54%	to	-15.40%
2016	1.15%	to	2.15%	121,474	1.66	to	1.46	191,195	0.00%	-20.06%	to	-20.87%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2020	1.15%	to	2.20%	329,551	0.77	to	0.65	240,021	0.94%	-31.60%	to	-32.33%
2019	1.15%	to	2.20%	344,176	1.13	to	0.96	360,502	0.56%	-21.53%	to	-22.36%
2018	0.45%	to	2.20%	910,480	2.14	to	1.23	1,279,109	0.00%	10.63%	to	8.68%
2017	0.45%	to	2.30%	450,457	1.94	to	1.12	569,927	0.00%	-13.88%	to	-15.47%
2016	1.15%	to	2.50%	7,555,153	1.53	to	1.75	10,617,019	0.00%	-21.20%	to	-22.27%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2020	0.45%	to	2.45%	506,025	37.02	to	28.87	17,907,009	0.00%	26.75%	to	24.21%
2019	0.45%	to	2.45%	791,447	29.21	to	23.25	22,535,866	0.00%	26.03%	to	23.50%
2018	0.45%	to	2.45%	1,066,315	23.18	to	18.82	24,143,623	0.00%	-6.06%	to	-7.96%
2017	0.45%	to	2.45%	1,435,023	24.67	to	20.45	34,945,300	0.00%	23.84%	to	21.36%
2016	0.45%	to	2.45%	1,468,718	19.92	to	16.85	29,264,332	0.00%	2.12%	to	0.07%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2020	0.45%	to	2.45%	506,122	18.36	to	15.54	10,674,389	1.81%	-10.96%	to	-12.75%
2019	0.45%	to	2.45%	746,594	20.62	to	17.81	17,969,155	0.79%	22.72%	to	20.25%
2018	0.45%	to	2.45%	1,060,163	16.80	to	14.81	20,948,196	0.71%	-13.71%	to	-15.45%
2017	0.45%	to	2.45%	1,254,394	19.47	to	17.52	29,033,105	0.76%	15.34%	to	13.03%
2016	0.45%	to	2.50%	1,523,979	16.88	to	15.41	30,875,245	1.14%	16.87%	to	14.47%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2020	0.45%	to	2.15%	207,056	36.80	to	41.59	9,507,040	0.73%	1.27%	to	-0.46%
2019	0.45%	to	2.35%	193,021	36.34	to	40.47	8,895,609	0.65%	46.81%	to	44.00%
2018	0.45%	to	2.35%	266,698	24.75	to	28.10	8,318,401	0.22%	-14.62%	to	-16.26%
2017	0.45%	to	2.50%	236,677	28.99	to	30.68	8,789,192	0.05%	57.80%	to	54.57%
2016	0.45%	to	2.50%	386,051	18.37	to	19.85	9,227,553	0.00%	30.13%	to	27.46%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2020	0.45%	to	2.45%	220,875	30.82	to	23.71	7,471,687	0.00%	29.88%	to	27.27%
2019	0.45%	to	2.45%	241,344	23.73	to	18.63	6,368,507	0.00%	14.89%	to	12.58%
2018	0.45%	to	2.45%	313,364	20.65	to	16.55	7,251,756	0.00%	-15.21%	to	-16.93%
2017	0.45%	to	2.45%	380,793	24.36	to	19.92	10,473,123	0.00%	18.23%	to	15.86%
2016	0.45%	to	2.45%	509,527	20.60	to	17.19	11,946,334	0.00%	2.24%	to	0.19%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2020	0.45%	to	2.45%	223,468	19.95	to	16.49	5,356,994	0.41%	6.93%	to	4.78%
2019	0.45%	to	2.50%	272,729	18.66	to	15.63	6,227,908	0.00%	21.91%	to	19.40%
2018	0.45%	to	2.50%	329,823	15.30	to	13.09	6,257,510	0.00%	-19.34%	to	-21.02%
2017	0.45%	to	2.50%	404,813	18.97	to	16.57	9,583,077	0.00%	12.64%	to	10.33%
2016	0.45%	to	2.50%	911,057	16.85	to	15.02	19,318,534	0.34%	28.31%	to	25.68%
Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)
2020	0.45%	to	2.15%	509,976	7.33	to	5.96	3,374,854	3.80%	2.14%	to	0.39%
2019	0.45%	to	2.15%	654,175	7.18	to	5.93	4,261,161	0.94%	7.66%	to	5.82%
2018	0.45%	to	2.45%	749,469	6.67	to	5.44	4,556,103	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.15%	840,325	7.36	to	6.30	5,689,604	1.52%	8.22%	to	6.38%
2016	0.45%	to	2.15%	976,706	6.80	to	5.92	6,152,011	3.41%	-15.15%	to	-16.59%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2020	0.45%	to	2.45%	219,164	26.52	to	20.69	6,592,627	0.00%	15.24%	to	12.92%
2019	0.45%	to	2.45%	223,386	23.01	to	18.32	5,853,634	0.00%	12.07%	to	9.82%
2018	0.45%	to	2.45%	457,942	20.53	to	16.68	10,602,394	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.45%	496,353	22.67	to	18.80	12,909,532	0.00%	15.56%	to	13.25%
2016	0.45%	to	2.45%	465,553	19.62	to	16.60	10,572,159	0.00%	18.16%	to	15.79%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2020	0.45%	to	2.45%	143,376	14.68	to	11.15	2,378,952	0.00%	-6.39%	to	-8.27%
2019	0.45%	to	2.45%	217,924	15.68	to	12.16	3,911,036	0.31%	20.13%	to	17.72%
2018	0.45%	to	2.45%	315,134	13.05	to	10.33	4,741,259	0.00%	-20.94%	to	-22.54%
2017	0.45%	to	2.45%	528,975	16.51	to	13.33	10,150,079	0.00%	-0.72%	to	-2.71%
2016	0.45%	to	2.45%	836,193	16.63	to	13.71	16,213,550	0.00%	31.15%	to	28.52%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2020	0.45%	to	2.30%	47,917	7.87	to	5.26	292,170	0.68%	-14.42%	to	-16.01%
2019	0.65%	to	2.30%	80,558	8.97	to	6.26	574,198	0.80%	3.93%	to	2.21%
2018	0.45%	to	2.30%	139,467	8.83	to	6.12	961,980	0.00%	11.32%	to	9.24%
2017	0.95%	to	2.30%	167,540	6.26	to	5.60	1,030,716	0.00%	-18.80%	to	-19.54%
2016	0.45%	to	2.30%	294,555	9.68	to	6.97	2,290,986	0.00%	6.52%	to	4.55%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2020	1.15%	to	1.95%	160,794	6.12	to	5.41	972,087	0.28%	8.43%	to	7.55%
2019	1.15%	to	1.95%	45,858	5.65	to	5.03	250,427	0.86%	-5.94%	to	-6.70%
2018	1.15%	to	1.85%	41,323	6.00	to	5.46	243,052	0.00%	-12.65%	to	-13.28%
2017	1.15%	to	1.95%	50,443	6.87	to	6.22	336,591	0.00%	17.95%	to	16.99%
2016	1.15%	to	1.95%	61,576	5.83	to	5.32	348,742	0.00%	-9.76%	to	-10.49%
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
2020	0.85%	to	1.55%	133,253	13.42	to	12.91	1,762,186	2.18%	12.77%	to	11.98%
2019	0.85%	to	1.55%	141,430	11.90	to	11.53	1,663,742	1.35%	27.15%	to	26.25%
2018	0.85%	to	1.55%	128,227	9.36	to	9.13	1,188,609	2.35%	-15.93%	to	-16.53%
2017	0.85%	to	1.55%	62,932	11.13	to	10.94	697,477	1.51%	21.69%	to	20.83%
2016	0.85%	to	1.30%	30,497	9.15	to	9.09	278,068	1.20%	-1.54%	to	-1.98%
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2020	0.45%	to	2.10%	378,101	14.16	to	12.57	5,028,836	7.45%	9.49%	to	7.68%
2019	0.45%	to	2.45%	415,788	12.94	to	11.42	5,085,126	0.00%	14.37%	to	12.07%
2018	0.45%	to	2.45%	417,499	11.31	to	10.19	4,500,914	1.37%	-7.13%	to	-9.01%
2017	0.45%	to	2.45%	388,060	12.18	to	11.20	4,545,579	3.69%	9.34%	to	7.15%
2016	0.45%	to	2.50%	455,236	11.14	to	10.44	4,916,721	0.23%	11.01%	to	8.74%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2020	0.85%	to	1.65%	974,546	16.28	to	15.58	15,648,532	1.35%	11.46%	to	10.56%
2019	0.85%	to	1.65%	846,875	14.61	to	14.09	12,199,026	1.60%	27.36%	to	26.34%
2018	0.85%	to	1.65%	727,172	11.47	to	11.15	8,251,772	1.12%	-8.89%	to	-9.63%
2017	0.85%	to	1.65%	587,646	12.59	to	12.34	7,343,553	0.81%	17.33%	to	16.38%
2016	0.85%	to	1.65%	373,806	10.73	to	10.61	3,991,196	0.50%	12.98%	to	12.07%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.45%	to	2.50%	737,957	23.25	to	19.82	16,204,049	0.44%	26.76%	to	24.15%
2019	0.45%	to	2.50%	825,672	18.34	to	15.97	14,363,436	0.62%	30.86%	to	28.17%
2018	0.45%	to	2.50%	745,410	14.02	to	12.46	9,996,630	0.72%	-13.78%	to	-15.57%
2017	0.45%	to	2.50%	621,009	16.26	to	14.76	9,626,107	0.68%	35.71%	to	32.92%
2016	0.45%	to	2.50%	341,754	11.98	to	11.10	3,955,247	0.77%	-0.61%	to	-2.65%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.85%	to	1.65%	354,738	14.02	to	13.41	4,892,204	0.68%	20.01%	to	19.05%
2019	0.85%	to	1.65%	307,036	11.68	to	11.26	3,536,516	0.71%	26.86%	to	25.84%
2018	0.85%	to	1.65%	259,112	9.21	to	8.95	2,360,693	0.59%	-20.24%	to	-20.89%
2017	0.85%	to	1.65%	175,012	11.54	to	11.31	2,005,150	1.17%	25.37%	to	24.37%
2016	0.85%	to	1.65%	116,297	9.21	to	9.10	1,065,683	0.83%	-3.54%	to	-4.32%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2020	0.85%	to	1.65%	501,834	15.54	to	14.87	7,674,821	0.39%	18.62%	to	17.66%
2019	0.85%	to	1.65%	452,111	13.10	to	12.64	5,846,250	0.00%	25.06%	to	24.05%
2018	0.85%	to	1.65%	444,099	10.48	to	10.19	4,603,996	0.06%	-11.30%	to	-12.02%
2017	0.85%	to	1.65%	334,053	11.81	to	11.58	3,914,954	0.67%	12.94%	to	12.04%
2016	0.85%	to	1.65%	225,010	10.46	to	10.33	2,342,985	0.25%	16.67%	to	15.74%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.45%	to	2.35%	808,687	18.22	to	14.84	13,304,593	2.01%	13.37%	to	11.20%
2019	0.45%	to	2.45%	937,626	16.08	to	13.21	13,716,008	2.04%	21.23%	to	18.80%
2018	0.45%	to	2.45%	1,097,000	13.26	to	11.12	13,353,108	1.78%	-5.87%	to	-7.77%
2017	0.45%	to	2.45%	1,246,020	14.09	to	12.06	16,243,300	1.53%	17.74%	to	15.38%
2016	0.45%	to	2.45%	1,460,461	11.96	to	10.45	16,318,949	0.58%	-3.01%	to	-4.95%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.85%	to	1.65%	352,248	3.82	to	3.66	1,327,865	2.15%	-37.37%	to	-37.88%
2019	0.85%	to	1.65%	255,138	6.10	to	5.89	1,533,912	0.00%	2.60%	to	1.77%
2018	0.85%	to	1.65%	180,863	5.95	to	5.78	1,064,015	0.00%	-34.70%	to	-35.23%
2017	1.00%	to	1.65%	121,565	9.07	to	8.93	1,097,925	0.81%	-13.52%	to	-14.08%
2016	1.00%	to	1.65%	85,714	10.49	to	10.39	897,079	0.14%	33.21%	to	32.34%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2020	0.85%	to	1.65%	139,182	14.20	to	13.58	1,937,643	1.65%	14.42%	to	13.50%
2019	0.85%	to	1.65%	154,466	12.41	to	11.97	1,884,575	1.84%	15.59%	to	14.65%
2018	0.85%	to	1.65%	159,663	10.73	to	10.44	1,692,871	0.00%	-7.11%	to	-7.87%
2017	0.85%	to	1.65%	91,508	11.56	to	11.33	1,048,851	1.31%	15.86%	to	14.92%
2016	0.85%	to	1.55%	74,694	9.97	to	9.87	741,880	5.50%	4.94%	to	4.20%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2020	1.00%	to	1.65%	104,847	12.47	to	12.03	1,292,700	3.28%	4.16%	to	3.48%
2019	1.00%	to	1.65%	84,136	11.97	to	11.63	997,026	2.95%	13.13%	to	12.38%
2018	0.85%	to	1.65%	80,274	10.64	to	10.34	843,968	0.00%	-5.73%	to	-6.49%
2017	1.00%	to	1.35%	47,073	11.24	to	11.15	525,849	4.13%	10.59%	to	10.20%
2016	1.00%	to	1.35%	35,656	10.17	to	10.11	361,120	9.41%	5.14%	to	4.77%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.85%	to	1.65%	1,734,852	16.31	to	15.60	27,781,710	1.61%	13.06%	to	12.15%
2019	0.85%	to	1.65%	1,259,181	14.43	to	13.91	17,867,029	1.89%	21.23%	to	20.26%
2018	0.85%	to	1.65%	618,182	11.90	to	11.57	7,263,851	1.78%	-0.43%	to	-1.23%
2017	0.85%	to	1.65%	426,456	11.95	to	11.71	5,055,302	1.54%	17.13%	to	16.19%
2016	1.00%	to	1.65%	200,293	10.18	to	10.08	2,032,372	2.42%	3.28%	to	2.61%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.85%	to	1.65%	416,144	11.99	to	11.47	4,904,835	2.52%	9.31%	to	8.43%
2019	0.85%	to	1.65%	304,006	10.96	to	10.57	3,290,634	2.60%	8.35%	to	7.47%
2018	0.85%	to	1.65%	405,797	10.12	to	9.84	4,063,796	2.75%	-2.13%	to	-2.92%
2017	0.85%	to	1.65%	379,665	10.34	to	10.14	3,893,991	2.66%	2.48%	to	1.65%
2016	0.85%	to	1.65%	308,197	10.09	to	9.97	3,094,461	2.90%	1.36%	to	0.54%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.85%	to	1.65%	809,871	35.05	to	33.53	27,909,103	0.00%	49.45%	to	48.24%
2019	0.85%	to	1.65%	689,984	23.45	to	22.62	15,962,216	0.40%	43.59%	to	42.43%
2018	0.85%	to	1.65%	514,740	16.33	to	15.88	8,312,926	1.05%	0.05%	to	-0.77%
2017	0.85%	to	1.65%	274,974	16.32	to	16.00	4,453,103	0.43%	43.69%	to	42.53%
2016	0.85%	to	1.65%	131,313	11.36	to	11.23	1,484,828	0.08%	12.89%	to	11.98%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.85%	to	1.65%	831,363	21.16	to	20.24	17,309,445	0.00%	18.17%	to	17.22%
2019	0.85%	to	1.65%	682,991	17.91	to	17.27	12,077,538	0.05%	34.01%	to	32.93%
2018	0.85%	to	1.65%	551,182	13.36	to	12.99	7,292,331	0.12%	-1.51%	to	-2.31%
2017	0.85%	to	1.65%	386,442	13.57	to	13.30	5,205,967	0.55%	26.01%	to	25.00%
2016	0.85%	to	1.65%	218,334	10.77	to	10.64	2,341,082	0.74%	11.15%	to	10.26%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.45%	to	2.35%	1,612,124	10.72	to	9.25	16,230,706	2.66%	-1.72%	to	-3.60%
2019	0.45%	to	2.35%	1,785,696	10.91	to	9.60	18,430,794	0.90%	17.61%	to	15.37%
2018	0.45%	to	2.45%	1,707,119	9.28	to	8.27	15,079,857	2.18%	-18.92%	to	-20.56%
2017	0.45%	to	2.50%	1,365,738	11.44	to	10.39	14,984,496	1.94%	27.25%	to	24.64%
2016	0.45%	to	2.50%	1,022,688	8.99	to	8.33	8,883,121	1.34%	20.24%	to	17.77%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2020	0.85%	to	1.65%	369,506	13.97	to	13.36	5,117,776	0.60%	16.73%	to	15.79%
2019	0.85%	to	1.65%	364,532	11.97	to	11.54	4,331,720	0.77%	23.69%	to	22.69%
2018	0.85%	to	1.65%	362,371	9.68	to	9.41	3,486,870	0.43%	-9.35%	to	-10.08%
2017	0.85%	to	1.65%	288,030	10.67	to	10.46	3,065,649	0.35%	15.00%	to	14.08%
2016	1.00%	to	1.55%	68,796	9.26	to	9.18	635,195	0.49%	-0.07%	to	-0.62%
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
2020	0.45%	to	2.15%	487,489	13.22	to	11.58	6,050,438	3.48%	6.64%	to	4.82%
2019	0.45%	to	2.35%	560,721	12.40	to	10.90	6,573,798	4.76%	13.50%	to	11.33%
2018	0.45%	to	2.35%	409,609	10.92	to	9.79	4,261,840	4.71%	-4.60%	to	-6.43%
2017	0.45%	to	2.35%	444,473	11.45	to	10.47	4,873,284	3.41%	7.94%	to	5.89%
2016	0.45%	to	2.35%	363,716	10.61	to	9.88	3,722,218	6.68%	14.84%	to	12.65%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2020	1.30%			73,771	20.33			1,499,862	1.37%	3.88%
2019	1.30%			95,974	19.57			1,878,429	1.73%	27.21%
2018	1.30%			103,468	15.39			1,591,968	1.54%	-10.07%
2017	1.30%			106,884	17.11			1,828,586	1.37%	13.35%
2016	1.30%			111,959	15.09			1,689,874	1.36%	11.54%
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2020	0.85%	to	1.65%	432,311	21.97	to	21.02	9,350,586	0.00%	41.70%	to	40.55%
2019	0.85%	to	1.65%	333,660	15.51	to	14.95	5,100,744	0.00%	25.48%	to	24.46%
2018	0.85%	to	1.65%	296,605	12.36	to	12.02	3,625,106	0.00%	2.33%	to	1.50%
2017	1.00%	to	1.65%	117,267	12.03	to	11.84	1,404,228	0.00%	22.68%	to	21.87%
2016	1.00%	to	1.35%	78,330	9.81	to	9.76	765,853	0.00%	4.49%	to	4.12%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2020	0.85%	to	1.65%	1,198,036	10.98	to	10.51	12,928,810	2.88%	2.25%	to	1.43%
2019	0.85%	to	1.65%	1,171,628	10.74	to	10.36	12,405,990	3.96%	4.16%	to	3.32%
2018	0.85%	to	1.65%	659,392	10.31	to	10.02	6,733,687	4.13%	0.29%	to	-0.53%
2017	0.85%	to	1.65%	511,301	10.28	to	10.08	5,220,955	3.74%	1.32%	to	0.51%
2016	0.85%	to	1.35%	361,756	10.15	to	10.07	3,655,324	4.91%	2.59%	to	2.08%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.45%	to	1.95%	616,924	11.79	to	10.99	7,173,281	2.56%	6.94%	to	5.33%
2019	0.45%	to	2.10%	502,629	11.03	to	10.37	5,500,778	2.92%	7.92%	to	6.13%
2018	0.45%	to	2.15%	435,433	10.22	to	9.76	4,452,922	3.57%	-1.47%	to	-3.17%
2017	0.45%	to	2.15%	359,520	10.37	to	10.08	3,759,228	3.05%	3.40%	to	1.64%
2016	0.45%	to	2.15%	236,073	10.03	to	9.92	2,396,849	3.86%	0.31%	to	-0.83%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2020	0.65%	to	2.10%	422,854	19.24	to	17.96	7,899,968	0.36%	34.69%	to	32.73%
2019	0.65%	to	2.15%	463,226	14.28	to	13.51	6,469,128	1.17%	21.24%	to	19.41%
2018	0.45%	to	2.10%	256,424	11.84	to	11.33	2,974,350	1.32%	-3.03%	to	-4.65%
2017	0.45%	to	2.10%	180,730	12.21	to	11.88	2,179,055	1.42%	11.10%	to	9.27%
2016	0.85%	to	1.95%	70,314	10.96	to	10.88	769,389	1.06%	9.65%	to	8.84%	****
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	0.85%	to	1.65%	50,729	13.36	to	13.29	677,615	0.05%	33.63%	to	32.91%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	0.85%	to	1.65%	531,599	14.07	to	13.46	7,352,566	1.02%	2.79%	to	1.96%
2019	0.85%	to	1.65%	424,328	13.69	to	13.20	5,723,427	1.05%	29.59%	to	28.55%
2018	0.85%	to	1.65%	317,050	10.56	to	10.27	3,311,729	0.74%	-12.37%	to	-13.08%
2017	0.85%	to	1.65%	202,203	12.06	to	11.82	2,418,880	1.15%	12.45%	to	11.54%
2016	0.85%	to	1.65%	107,689	10.72	to	10.59	1,149,406	0.75%	14.78%	to	13.86%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2020	0.85%	to	1.65%	250,230	16.34	to	15.63	4,023,405	1.45%	14.08%	to	13.16%
2019	0.85%	to	1.65%	249,039	14.32	to	13.82	3,516,917	1.34%	27.78%	to	26.75%
2018	0.85%	to	1.65%	206,082	11.21	to	10.90	2,287,924	1.15%	-8.78%	to	-9.52%
2017	0.85%	to	1.65%	169,998	12.29	to	12.05	2,075,832	1.35%	19.45%	to	18.49%
2016	0.85%	to	1.55%	154,555	10.29	to	10.18	1,584,262	1.46%	7.26%	to	6.50%
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
2020	0.45%	to	2.10%	88,226	14.90	to	12.68	1,200,408	1.44%	5.51%	to	3.76%
2019	0.45%	to	2.45%	120,930	14.12	to	11.84	1,570,076	2.55%	13.79%	to	11.50%
2018	0.45%	to	2.45%	153,383	12.41	to	10.62	1,766,934	0.48%	-5.23%	to	-7.15%
2017	0.45%	to	2.45%	216,134	13.10	to	11.44	2,647,545	2.81%	10.09%	to	7.88%
2016	0.45%	to	2.45%	251,334	11.90	to	10.60	2,817,254	0.00%	5.51%	to	3.39%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2020	0.85%	to	1.65%	129,545	12.47	to	12.30	1,609,294	1.52%	14.52%	to	13.60%
2019	1.00%	to	1.55%	39,159	10.88	to	10.84	425,802	0.83%	8.80%	to	8.40%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.85%	to	1.65%	1,905,018	16.83	to	16.10	31,751,931	0.80%	19.18%	to	18.22%
2019	0.85%	to	1.65%	1,805,437	14.12	to	13.62	25,292,440	1.50%	24.58%	to	23.58%
2018	0.85%	to	1.65%	1,593,035	11.34	to	11.02	17,946,388	0.99%	-10.50%	to	-11.22%
2017	0.85%	to	1.65%	713,454	12.66	to	12.41	8,974,206	1.41%	25.74%	to	24.73%
2016	0.85%	to	1.65%	466,163	10.07	to	9.95	4,676,219	1.34%	2.96%	to	2.13%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2020	0.85%	to	1.65%	264,492	13.67	to	13.08	3,560,092	2.20%	4.72%	to	3.88%
2019	0.85%	to	1.65%	283,938	13.05	to	12.59	3,656,448	4.08%	23.74%	to	22.74%
2018	0.85%	to	1.65%	167,177	10.55	to	10.26	1,745,985	0.92%	-0.05%	to	-0.86%
2017	0.85%	to	1.65%	139,076	10.55	to	10.35	1,455,825	4.26%	13.52%	to	12.61%
2016	0.85%	to	1.65%	91,233	9.30	to	9.19	844,273	4.90%	10.29%	to	9.41%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2020	0.65%	to	2.15%	375,188	12.39	to	11.11	4,464,923	0.00%	6.68%	to	5.07%
2019	0.45%	to	2.15%	406,348	11.76	to	10.58	4,539,670	0.99%	5.69%	to	3.88%
2018	0.45%	to	2.15%	389,618	11.12	to	10.18	4,146,216	0.66%	6.61%	to	4.78%
2017	0.45%	to	2.40%	364,743	10.43	to	9.62	3,671,054	0.00%	2.10%	to	0.11%
2016	0.45%	to	2.50%	322,387	10.22	to	9.57	3,201,135	0.86%	1.98%	to	-0.11%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2020	0.45%	to	2.35%	736,543	14.79	to	12.27	10,106,872	4.57%	5.06%	to	3.05%
2019	0.45%	to	2.50%	949,941	14.07	to	11.75	12,443,344	5.33%	13.66%	to	11.32%
2018	0.45%	to	2.50%	929,384	12.38	to	10.56	10,788,011	5.66%	-7.46%	to	-9.38%
2017	0.45%	to	2.50%	836,569	13.38	to	11.65	10,549,686	5.29%	9.09%	to	6.85%
2016	0.45%	to	2.50%	642,260	12.27	to	10.90	7,457,620	5.46%	10.08%	to	7.82%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2020	0.45%	to	2.45%	469,914	13.44	to	11.74	5,982,399	1.49%	-1.88%	to	-3.85%
2019	0.45%	to	2.45%	535,378	13.69	to	12.21	6,997,339	2.49%	27.29%	to	24.74%
2018	0.45%	to	2.45%	548,936	10.76	to	9.78	5,681,914	3.02%	-8.31%	to	-10.16%
2017	0.45%	to	2.45%	592,022	11.73	to	10.89	6,725,481	2.02%	12.04%	to	9.80%
2016	0.45%	to	2.50%	446,629	10.47	to	9.91	4,562,295	2.22%	14.45%	to	12.10%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2020	0.85%	to	1.65%	860,060	22.90	to	22.59	19,593,040	0.00%	114.92%	to	113.19%
2019	1.00%	to	1.65%	185,261	10.64	to	10.60	1,969,630	0.00%	6.42%	to	5.95%	****
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2020	0.65%	to	2.10%	91,748	15.74	to	13.66	1,341,059	1.36%	10.13%	to	8.52%
2019	0.85%	to	2.10%	107,669	14.05	to	12.58	1,439,620	1.73%	16.74%	to	15.27%
2018	1.00%	to	2.10%	118,156	11.89	to	10.92	1,356,117	1.07%	-7.59%	to	-8.62%
2017	1.00%	to	2.15%	141,790	12.87	to	11.91	1,767,940	1.03%	14.81%	to	13.48%
2016	1.00%	to	2.10%	139,046	11.21	to	10.52	1,517,012	0.00%	4.44%	to	3.28%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2020	0.45%	to	2.15%	1,154,685	12.52	to	10.60	13,391,793	4.36%	-15.23%	to	-16.68%
2019	0.45%	to	2.50%	1,213,064	14.77	to	12.33	16,699,162	2.60%	17.52%	to	15.10%
2018	0.45%	to	2.50%	1,249,254	12.57	to	10.71	14,728,171	3.16%	-8.62%	to	-10.51%
2017	0.45%	to	2.50%	1,081,412	13.75	to	11.97	14,022,593	2.38%	9.21%	to	6.97%
2016	0.45%	to	2.50%	942,836	12.59	to	11.19	11,248,409	1.36%	2.66%	to	0.55%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.45%	to	2.10%	535,042	11.13	to	10.64	5,823,962	3.13%	3.28%	to	1.56%
2019	0.45%	to	1.85%	304,674	10.77	to	10.52	3,237,138	3.78%	6.11%	to	4.61%
2018	0.65%	to	1.85%	191,942	10.14	to	10.06	1,937,211	4.68%	1.39%	to	0.57%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2020	0.85%	to	1.65%	492,436	14.79	to	14.15	7,170,203	1.68%	2.47%	to	1.64%
2019	0.85%	to	1.65%	408,775	14.43	to	13.92	5,826,734	2.05%	25.93%	to	24.91%
2018	0.85%	to	1.65%	273,299	11.46	to	11.14	3,098,439	2.14%	-8.25%	to	-9.00%
2017	0.85%	to	1.65%	103,855	12.49	to	12.25	1,287,578	3.68%	16.69%	to	15.75%
2016	1.00%	to	1.55%	32,618	10.68	to	10.60	347,488	2.29%	16.40%	to	15.76%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.45%	to	2.50%	689,182	11.52	to	10.02	7,394,796	1.38%	5.61%	to	3.43%
2019	0.45%	to	2.50%	479,086	10.91	to	9.69	4,936,116	2.14%	5.79%	to	3.61%
2018	0.45%	to	2.50%	543,182	10.31	to	9.35	5,349,870	2.03%	-0.50%	to	-2.56%
2017	0.45%	to	2.50%	675,408	10.36	to	9.60	6,751,367	1.86%	1.63%	to	-0.46%
2016	0.45%	to	2.50%	1,042,731	10.20	to	9.64	10,343,716	1.39%	0.29%	to	-1.77%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2020	0.85%	to	1.65%	563,355	10.95	to	10.48	6,069,267	1.05%	4.89%	to	4.04%
2019	0.85%	to	1.65%	1,014,657	10.44	to	10.07	10,535,023	2.72%	5.11%	to	4.26%
2018	0.85%	to	1.65%	430,565	9.93	to	9.66	4,234,467	3.88%	-1.10%	to	-1.91%
2017	1.00%	to	1.65%	120,964	10.01	to	9.85	1,202,942	2.06%	0.82%	to	0.16%
2016	1.00%	to	1.35%	77,350	9.93	to	9.88	765,343	2.44%	-0.52%	to	-0.87%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.45%	to	2.15%	182,115	13.93	to	12.41	2,368,108	1.62%	12.79%	to	10.86%
2019	0.45%	to	2.50%	275,696	12.35	to	10.97	3,208,369	2.11%	22.39%	to	19.87%
2018	0.45%	to	2.50%	361,158	10.09	to	9.15	3,471,994	0.49%	-17.79%	to	-19.49%
2017	0.45%	to	2.50%	649,679	12.27	to	11.37	7,648,180	1.81%	40.87%	to	37.98%
2016	0.45%	to	2.50%	356,757	8.71	to	8.24	3,020,697	0.83%	7.23%	to	5.03%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	0.85%	to	1.65%	240,532	14.12	to	13.51	3,349,023	1.39%	12.04%	to	11.13%
2019	0.85%	to	1.65%	332,558	12.61	to	12.16	4,128,181	2.24%	21.62%	to	20.64%
2018	0.85%	to	1.65%	144,329	10.36	to	10.08	1,477,503	0.40%	-18.36%	to	-19.02%
2017	0.85%	to	1.65%	133,227	12.70	to	12.44	1,676,003	1.50%	40.02%	to	38.90%
2016	0.85%	to	1.35%	19,341	9.07	to	9.00	174,949	1.00%	6.57%	to	6.03%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.45%	to	2.50%	4,413,203	22.10	to	18.08	89,973,135	1.47%	11.49%	to	9.20%
2019	0.45%	to	2.50%	4,340,290	19.82	to	16.55	79,692,489	1.61%	20.24%	to	17.76%
2018	0.45%	to	2.50%	4,337,164	16.49	to	14.06	66,739,569	1.19%	-5.41%	to	-7.37%
2017	0.45%	to	2.50%	3,953,360	17.43	to	15.17	64,677,155	1.17%	15.27%	to	12.91%
2016	0.45%	to	2.50%	2,870,103	15.12	to	13.44	41,030,662	1.98%	8.51%	to	6.28%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.85%	to	1.65%	1,011,097	11.97	to	11.45	11,933,357	2.21%	8.28%	to	7.40%
2019	0.85%	to	1.65%	659,746	11.06	to	10.66	7,212,106	1.92%	8.06%	to	7.19%
2018	0.85%	to	1.65%	581,454	10.23	to	9.95	5,896,110	2.75%	-1.92%	to	-2.71%
2017	0.85%	to	1.65%	374,678	10.43	to	10.23	3,878,724	1.34%	2.34%	to	1.51%
2016	0.85%	to	1.65%	237,886	10.19	to	10.07	2,413,672	3.42%	1.78%	to	0.96%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.85%	to	1.65%	1,892,313	19.38	to	18.54	36,262,322	0.67%	28.83%	to	27.79%
2019	0.85%	to	1.65%	1,800,472	15.04	to	14.51	26,819,061	0.70%	33.63%	to	32.56%
2018	0.85%	to	1.65%	1,595,105	11.26	to	10.95	17,831,804	0.26%	-10.20%	to	-10.93%
2017	0.85%	to	1.65%	789,133	12.54	to	12.29	9,828,596	0.83%	29.86%	to	28.81%
2016	0.85%	to	1.65%	349,659	9.65	to	9.54	3,361,364	1.92%	-0.66%	to	-1.46%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.85%	to	1.65%	2,169,698	17.48	to	16.73	37,286,219	1.67%	12.12%	to	11.21%
2019	0.85%	to	1.65%	2,172,257	15.60	to	15.04	33,385,482	1.31%	24.60%	to	23.59%
2018	0.85%	to	1.65%	1,596,307	12.52	to	12.17	19,755,476	1.16%	-3.02%	to	-3.81%
2017	0.85%	to	1.65%	920,117	12.91	to	12.65	11,780,813	1.57%	20.89%	to	19.92%
2016	0.85%	to	1.65%	368,792	10.68	to	10.55	3,919,105	1.30%	10.15%	to	9.26%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.85%	to	1.65%	2,390,710	25.92	to	24.80	61,039,155	0.71%	50.21%	to	49.00%
2019	0.85%	to	1.65%	2,187,471	17.26	to	16.64	37,287,111	0.36%	29.18%	to	28.14%
2018	0.85%	to	1.65%	1,777,371	13.36	to	12.99	23,518,804	0.35%	-1.51%	to	-2.30%
2017	0.85%	to	1.65%	1,078,343	13.56	to	13.29	14,517,233	0.36%	26.71%	to	25.70%
2016	0.85%	to	1.55%	444,358	10.70	to	10.59	4,737,199	0.27%	8.14%	to	7.38%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.45%	to	1.95%	1,969,492	16.04	to	14.49	29,959,549	0.22%	11.82%	to	10.14%
2019	0.45%	to	2.45%	1,961,761	14.34	to	12.78	26,898,238	2.14%	21.28%	to	18.84%
2018	0.45%	to	2.45%	1,972,351	11.83	to	10.75	22,466,275	1.80%	-8.14%	to	-10.00%
2017	0.45%	to	2.45%	1,644,988	12.87	to	11.95	20,533,358	1.82%	16.15%	to	13.83%
2016	1.00%	to	2.45%	1,352,219	10.92	to	10.50	14,623,881	2.00%	7.40%	to	5.83%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.45%	to	2.50%	2,372,269	13.74	to	11.95	30,870,025	0.14%	8.06%	to	5.84%
2019	0.45%	to	2.50%	2,052,141	12.71	to	11.29	24,875,683	2.17%	12.97%	to	10.65%
2018	0.45%	to	2.50%	2,062,588	11.25	to	10.21	22,283,472	1.98%	-4.17%	to	-6.15%
2017	0.45%	to	2.50%	2,012,077	11.74	to	10.88	22,854,686	2.08%	8.72%	to	6.49%
2016	0.45%	to	2.50%	1,708,962	10.80	to	10.21	17,985,057	2.35%	5.23%	to	3.07%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	0.45%	to	2.50%	15,376,934	20.00	to	17.61	293,835,308	1.99%	17.66%	to	15.24%
2019	0.45%	to	2.50%	15,244,444	17.00	to	15.28	249,153,730	2.27%	30.57%	to	27.88%
2018	0.45%	to	2.50%	12,332,176	13.02	to	11.95	155,185,488	1.87%	-5.05%	to	-7.02%
2017	0.45%	to	2.50%	10,471,552	13.71	to	12.85	139,702,422	2.08%	20.98%	to	18.50%
2016	0.45%	to	2.50%	7,162,296	11.34	to	10.84	79,557,041	3.12%	11.16%	to	8.88%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.45%	to	2.10%	436,586	16.55	to	14.80	6,786,724	0.22%	12.31%	to	10.45%
2019	0.45%	to	2.45%	434,608	14.74	to	13.13	6,048,769	1.97%	23.17%	to	20.70%
2018	0.45%	to	2.45%	546,062	11.97	to	10.88	6,229,053	1.49%	-9.27%	to	-11.10%
2017	0.45%	to	2.45%	553,230	13.19	to	12.24	7,028,836	1.75%	17.90%	to	15.54%
2016	0.45%	to	2.45%	466,597	11.19	to	10.59	5,082,699	1.48%	8.98%	to	6.79%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.45%	to	2.50%	1,761,427	12.61	to	10.98	21,036,530	0.10%	6.23%	to	4.05%
2019	0.45%	to	2.50%	1,766,874	11.87	to	10.55	19,966,357	2.32%	9.04%	to	6.79%
2018	0.45%	to	2.50%	1,508,728	10.89	to	9.88	15,766,803	2.09%	-2.25%	to	-4.27%
2017	0.45%	to	2.50%	1,415,301	11.14	to	10.32	15,217,663	1.98%	5.21%	to	3.05%
2016	0.45%	to	2.50%	1,352,080	10.59	to	10.01	13,922,775	2.16%	3.80%	to	1.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.45%	to	2.50%	5,548,509	14.93	to	12.99	78,641,214	0.13%	9.85%	to	7.59%
2019	0.45%	to	2.50%	5,709,062	13.59	to	12.08	74,204,451	2.27%	17.21%	to	14.80%
2018	0.45%	to	2.50%	5,265,537	11.60	to	10.52	58,768,178	1.88%	-6.11%	to	-8.05%
2017	0.45%	to	2.50%	5,176,800	12.35	to	11.44	61,951,035	1.92%	12.42%	to	10.11%
2016	0.45%	to	2.50%	3,963,445	10.99	to	10.39	42,502,601	2.06%	6.66%	to	4.47%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.85%	to	1.90%	375,806	13.14	to	12.24	4,831,401	3.92%	5.11%	to	4.00%
2019	0.85%	to	1.90%	350,519	12.50	to	11.77	4,297,230	5.40%	13.77%	to	12.56%
2018	0.85%	to	1.90%	274,586	10.99	to	10.45	2,966,833	3.77%	-3.83%	to	-4.85%
2017	0.85%	to	1.90%	315,001	11.43	to	10.99	3,545,289	5.18%	5.85%	to	4.73%
2016	0.45%	to	1.90%	279,127	10.91	to	10.49	2,977,063	4.74%	13.64%	to	11.99%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	1.00%	to	1.90%	246,762	13.55	to	12.69	3,279,868	0.13%	5.26%	to	4.31%
2019	1.00%	to	1.95%	176,349	12.87	to	12.13	2,224,367	2.05%	14.10%	to	13.00%
2018	1.00%	to	1.95%	235,301	11.28	to	10.74	2,606,239	1.95%	-7.00%	to	-7.90%
2017	1.00%	to	1.85%	151,732	12.13	to	11.70	1,811,532	1.54%	15.80%	to	14.81%
2016	1.00%	to	2.10%	242,882	10.47	to	10.11	2,513,301	2.05%	5.88%	to	4.71%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	0.85%	to	2.10%	281,636	12.89	to	11.77	3,548,938	0.13%	3.67%	to	2.36%
2019	0.85%	to	2.10%	267,858	12.43	to	11.50	3,262,887	2.42%	12.04%	to	10.63%
2018	1.00%	to	2.10%	237,993	11.01	to	10.39	2,585,974	2.25%	-6.57%	to	-7.62%
2017	1.00%	to	2.10%	144,064	11.78	to	11.25	1,673,310	1.97%	12.89%	to	11.64%
2016	1.00%	to	2.10%	119,999	10.44	to	10.08	1,240,196	1.88%	4.65%	to	3.49%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.45%	to	2.10%	3,783,684	16.87	to	15.23	61,140,211	1.24%	12.61%	to	10.74%
2019	0.45%	to	2.15%	3,593,941	14.98	to	13.71	51,908,150	1.52%	25.09%	to	22.95%
2018	0.45%	to	2.20%	2,798,247	11.98	to	11.13	32,484,979	1.50%	-11.78%	to	-13.35%
2017	0.45%	to	2.35%	2,265,493	13.58	to	12.78	29,986,686	1.28%	15.26%	to	13.07%
2016	0.45%	to	2.50%	1,319,288	11.78	to	11.27	15,246,746	1.81%	19.75%	to	17.29%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.45%	to	2.35%	992,124	12.07	to	10.41	11,168,508	3.27%	3.59%	to	1.61%
2019	0.45%	to	2.35%	1,088,320	11.65	to	10.25	11,947,679	4.52%	8.68%	to	6.60%
2018	0.45%	to	2.35%	1,434,532	10.72	to	9.61	14,608,040	2.82%	-2.79%	to	-4.65%
2017	0.45%	to	2.50%	1,077,375	11.03	to	10.01	11,358,802	5.46%	5.85%	to	3.68%
2016	0.45%	to	2.50%	706,336	10.42	to	9.65	7,075,604	3.37%	8.16%	to	5.94%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2020	0.85%	to	1.65%	385,288	14.29	to	13.67	5,403,576	1.19%	6.18%	to	5.32%
2019	1.00%	to	1.65%	352,573	13.37	to	12.98	4,680,688	1.98%	17.78%	to	17.01%
2018	1.00%	to	1.65%	234,342	11.35	to	11.09	2,646,152	1.51%	-5.78%	to	-6.40%
2017	1.00%	to	1.65%	162,181	12.05	to	11.85	1,947,455	2.02%	16.38%	to	15.62%
2016	1.00%	to	1.30%	103,920	10.35	to	10.31	1,074,953	0.00%	7.46%	to	7.14%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2020	0.85%	to	1.65%	348,334	15.67	to	14.99	5,392,728	1.29%	6.07%	to	5.22%
2019	0.85%	to	1.65%	278,201	14.77	to	14.25	4,075,915	1.53%	20.95%	to	19.97%
2018	0.85%	to	1.65%	273,095	12.22	to	11.88	3,314,050	1.11%	-3.41%	to	-4.19%
2017	0.85%	to	1.65%	192,241	12.65	to	12.40	2,416,690	1.23%	20.66%	to	19.69%
2016	1.00%	to	1.65%	105,135	10.46	to	10.36	1,097,580	1.49%	8.95%	to	8.23%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2020	1.00%	to	1.90%	100,459	13.36	to	12.52	1,303,958	0.82%	6.29%	to	5.32%
2019	1.00%	to	2.20%	109,470	12.57	to	11.67	1,342,485	2.53%	14.26%	to	12.88%
2018	1.00%	to	2.20%	116,827	11.00	to	10.34	1,256,582	1.38%	-8.01%	to	-9.13%
2017	0.45%	to	2.20%	190,845	12.24	to	11.37	2,239,046	1.66%	17.26%	to	15.21%
2016	0.45%	to	2.20%	179,311	10.44	to	9.87	1,812,133	2.30%	5.74%	to	3.88%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2020	0.85%	to	2.35%	107,299	12.78	to	11.46	1,331,120	0.64%	4.15%	to	2.57%
2019	0.85%	to	2.35%	106,114	12.27	to	11.17	1,268,723	2.52%	12.88%	to	11.18%
2018	1.00%	to	2.35%	104,025	10.78	to	10.05	1,103,153	2.00%	-7.95%	to	-9.21%
2017	0.85%	to	2.35%	122,015	11.79	to	11.07	1,407,533	1.89%	13.79%	to	12.08%
2016	1.00%	to	2.35%	104,486	10.31	to	9.88	1,056,757	2.46%	4.50%	to	3.08%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.85%	to	1.35%	44,348	10.16	to	10.10	449,945	0.31%	0.65%	to	0.14%
2019	1.20%	to	1.30%	4,211	10.09			42,491	0.16%	0.92%	to	0.89%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	0.85%	to	1.65%	205,241	13.90	to	13.30	2,805,003	1.15%	0.53%	to	-0.28%
2019	0.85%	to	1.65%	272,063	13.83	to	13.34	3,712,909	2.58%	25.61%	to	24.59%
2018	0.85%	to	1.65%	224,110	11.01	to	10.71	2,441,479	1.27%	-10.24%	to	-10.97%
2017	0.85%	to	1.65%	254,148	12.27	to	12.03	3,093,670	1.79%	7.52%	to	6.65%
2016	0.85%	to	1.65%	150,830	11.41	to	11.28	1,712,798	3.46%	19.19%	to	18.23%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.45%	to	2.15%	844,329	11.83	to	11.77	9,964,331	1.24%	18.34%	to	17.73%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.45%	to	2.35%	4,128,643	12.01	to	10.67	47,540,573	2.30%	6.71%	to	4.68%
2019	0.45%	to	2.35%	3,668,625	11.25	to	10.19	39,724,208	2.96%	7.91%	to	5.85%
2018	0.45%	to	2.35%	2,330,143	10.43	to	9.63	23,532,110	2.71%	-0.82%	to	-2.72%
2017	0.45%	to	2.35%	2,234,188	10.51	to	9.90	22,847,993	2.86%	2.66%	to	0.70%
2016	0.45%	to	2.35%	1,551,608	10.24	to	9.83	15,569,058	2.17%	1.80%	to	-0.13%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	1.00%	to	1.65%	467,298	11.83	to	11.41	5,481,774	2.50%	5.70%	to	5.01%
2019	1.00%	to	1.65%	397,890	11.19	to	10.87	4,422,337	3.32%	7.61%	to	6.90%
2018	1.00%	to	1.65%	289,095	10.40	to	10.16	2,987,391	3.20%	-1.69%	to	-2.34%
2017	0.85%	to	1.65%	256,980	10.62	to	10.41	2,708,853	3.14%	3.30%	to	2.47%
2016	1.00%	to	1.65%	199,123	10.26	to	10.16	2,037,269	4.23%	3.96%	to	3.28%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.45%	to	2.10%	681,856	21.41	to	17.91	13,146,875	0.99%	10.97%	to	9.13%
2019	0.45%	to	2.50%	955,276	19.29	to	15.78	16,619,458	2.87%	19.70%	to	17.23%
2018	0.85%	to	2.50%	1,008,553	15.56	to	13.46	14,788,887	2.10%	-8.94%	to	-10.47%
2017	0.85%	to	2.50%	972,537	17.09	to	15.03	15,705,564	1.68%	14.82%	to	12.92%
2016	0.85%	to	2.50%	1,016,035	14.89	to	13.31	14,367,053	2.74%	6.41%	to	4.65%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.85%	to	2.30%	1,268,916	14.34	to	12.26	16,934,679	0.25%	6.68%	to	5.12%
2019	0.85%	to	2.30%	1,161,469	13.45	to	11.66	14,572,400	2.70%	9.73%	to	8.13%
2018	0.85%	to	2.30%	1,020,336	12.25	to	10.79	11,722,445	2.15%	-3.44%	to	-4.86%
2017	0.45%	to	2.30%	1,150,132	13.09	to	11.34	13,779,403	2.00%	5.88%	to	3.92%
2016	0.45%	to	2.30%	1,259,124	12.36	to	10.91	14,383,344	2.53%	4.14%	to	2.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.45%	to	1.95%	379,172	22.59	to	19.22	7,803,807	1.07%	11.75%	to	10.07%
2019	0.45%	to	2.20%	457,481	20.22	to	17.03	8,441,023	3.04%	21.68%	to	19.54%
2018	0.45%	to	2.20%	419,024	16.61	to	14.25	6,393,840	1.54%	-9.91%	to	-11.51%
2017	0.45%	to	2.50%	676,199	18.44	to	15.73	11,557,440	1.39%	17.54%	to	15.13%
2016	0.45%	to	2.50%	806,643	15.69	to	13.66	11,809,323	2.38%	7.11%	to	4.91%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.45%	to	2.50%	582,852	17.39	to	13.93	9,068,705	0.54%	8.56%	to	6.33%
2019	0.45%	to	2.50%	690,391	16.02	to	13.10	9,967,543	2.85%	13.79%	to	11.44%
2018	0.45%	to	2.50%	502,897	14.08	to	11.76	6,438,294	2.07%	-5.19%	to	-7.16%
2017	0.45%	to	2.50%	687,470	14.85	to	12.66	9,357,076	2.01%	9.39%	to	7.15%
2016	0.45%	to	2.50%	646,126	13.58	to	11.82	8,133,921	2.64%	5.52%	to	3.36%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.45%	to	2.50%	1,334,244	20.00	to	16.02	24,004,776	0.89%	10.19%	to	7.92%
2019	0.45%	to	2.50%	1,152,213	18.15	to	14.85	18,987,372	2.55%	17.61%	to	15.19%
2018	0.45%	to	2.50%	1,497,286	15.44	to	12.89	21,102,657	1.99%	-7.51%	to	-9.42%
2017	0.45%	to	2.50%	1,700,995	16.69	to	14.23	26,126,415	1.60%	13.46%	to	11.13%
2016	0.45%	to	2.50%	2,370,957	14.71	to	12.81	32,416,486	2.63%	6.26%	to	4.08%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.45%	to	2.10%	267,596	24.14	to	20.20	5,894,683	0.89%	12.05%	to	10.20%
2019	0.45%	to	2.10%	506,224	21.54	to	18.33	9,898,182	2.80%	23.40%	to	21.36%
2018	0.45%	to	2.10%	526,973	17.45	to	15.10	8,441,507	1.71%	-11.15%	to	-12.63%
2017	0.45%	to	2.10%	524,032	19.64	to	17.28	9,540,347	1.22%	19.26%	to	17.29%
2016	0.45%	to	2.10%	535,941	16.47	to	14.74	8,224,948	2.30%	7.88%	to	6.09%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.45%	to	2.50%	704,946	18.54	to	14.85	11,811,786	0.70%	9.19%	to	6.94%
2019	0.45%	to	2.50%	782,961	16.98	to	13.89	12,190,409	2.56%	15.66%	to	13.28%
2018	0.45%	to	2.50%	872,271	14.68	to	12.26	11,753,042	2.24%	-6.66%	to	-8.59%
2017	0.45%	to	2.50%	926,263	15.73	to	13.41	13,513,238	1.81%	11.55%	to	9.26%
2016	0.45%	to	2.50%	1,046,807	14.10	to	12.28	13,812,717	2.61%	5.63%	to	3.46%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.45%	to	2.15%	1,383,613	14.22	to	12.67	18,531,998	0.12%	8.91%	to	7.05%
2019	0.45%	to	2.15%	1,022,290	13.06	to	11.84	12,707,308	3.08%	14.82%	to	12.86%
2018	0.45%	to	2.30%	646,794	11.37	to	10.41	7,063,930	1.96%	-5.28%	to	-7.05%
2017	0.45%	to	2.30%	601,345	12.00	to	11.20	6,983,659	2.03%	10.63%	to	8.58%
2016	0.45%	to	2.15%	498,988	10.85	to	10.36	5,285,310	2.19%	5.83%	to	4.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.45%	to	2.30%	1,126,721	15.59	to	13.75	16,638,948	0.16%	11.12%	to	9.05%
2019	0.45%	to	2.30%	696,861	14.03	to	12.61	9,336,451	1.40%	19.40%	to	17.18%
2018	0.45%	to	2.30%	1,314,482	11.75	to	10.76	14,838,095	2.29%	-6.89%	to	-8.63%
2017	0.45%	to	2.30%	789,291	12.62	to	11.78	9,588,941	2.23%	14.29%	to	12.18%
2016	0.45%	to	2.30%	410,422	11.04	to	10.50	4,400,063	1.94%	7.26%	to	5.27%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.85%	to	1.65%	374,528	11.16	to	11.01	4,154,692	2.00%	6.21%	to	5.36%
2019	0.85%	to	1.65%	63,425	10.51	to	10.45	665,134	1.49%	5.05%	to	4.49%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	1.00%	to	1.65%	43,477	12.37	to	12.24	536,766	1.89%	14.60%	to	13.85%
2019	1.00%	to	1.65%	22,599	10.80	to	10.75	243,982	0.85%	7.96%	to	7.49%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.85%	to	1.35%	300,908	12.25	to	11.92	3,633,783	0.96%	6.77%	to	6.23%
2019	0.85%	to	1.65%	286,598	11.47	to	11.07	3,243,609	2.69%	17.90%	to	16.95%
2018	0.85%	to	1.65%	217,899	9.73	to	9.46	2,096,515	2.10%	-15.53%	to	-16.22%
2017	1.00%	to	1.65%	114,103	11.48	to	11.29	1,302,994	2.02%	25.81%	to	24.98%
2016	1.00%	to	1.35%	36,909	9.12	to	9.08	335,814	3.48%	-0.37%	to	-0.72%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	0.45%	to	2.15%	3,735,656	13.36	to	12.02	47,877,138	2.61%	7.05%	to	5.22%
2019	0.45%	to	2.15%	3,514,715	12.48	to	11.42	42,287,138	3.99%	21.22%	to	19.15%
2018	0.45%	to	2.20%	2,722,377	10.30	to	9.57	27,145,266	2.75%	-14.20%	to	-15.72%
2017	0.45%	to	2.50%	2,422,837	12.00	to	11.24	28,299,288	3.72%	24.32%	to	21.77%
2016	0.45%	to	2.50%	950,900	9.65	to	9.23	9,012,149	4.25%	0.47%	to	-1.59%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.45%	to	2.25%	763,244	13.70	to	11.48	9,533,768	2.70%	8.55%	to	6.59%
2019	0.45%	to	2.35%	741,230	12.62	to	10.68	8,606,443	2.90%	9.10%	to	7.02%
2018	0.45%	to	2.20%	402,069	11.57	to	10.10	4,319,966	2.44%	-1.90%	to	-3.63%
2017	0.45%	to	2.40%	518,627	11.79	to	10.34	5,705,067	1.90%	3.30%	to	1.28%
2016	0.45%	to	2.50%	870,990	11.41	to	10.15	9,334,860	2.40%	2.87%	to	0.76%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2020	0.85%	to	1.90%	202,528	13.10	to	13.28	2,610,912	3.01%	13.57%	to	12.37%
2019	0.85%	to	2.20%	175,216	11.53	to	11.69	1,994,783	0.57%	13.97%	to	12.42%
2018	0.85%	to	2.20%	159,570	10.12	to	10.40	1,600,812	0.96%	-9.25%	to	-10.50%
2017	0.45%	to	2.20%	114,668	11.97	to	11.62	1,278,461	1.35%	17.90%	to	15.84%
2016	0.85%	to	1.55%	79,852	9.49	to	9.40	755,578	1.17%	2.10%	to	1.38%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	0.45%	to	2.10%	324,034	27.14	to	22.71	8,016,192	0.72%	50.08%	to	47.59%
2019	0.45%	to	2.10%	355,401	18.08	to	15.39	5,875,802	0.94%	32.24%	to	30.05%
2018	0.45%	to	2.15%	323,038	13.67	to	11.78	4,066,391	1.05%	-17.05%	to	-18.47%
2017	0.45%	to	2.50%	426,714	16.48	to	14.06	6,507,926	1.02%	24.97%	to	22.41%
2016	0.45%	to	2.50%	397,851	13.19	to	11.48	4,894,604	1.14%	-2.91%	to	-4.90%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.45%	to	2.15%	323,306	11.77	to	11.73	3,798,757	0.00%	17.71%	to	17.29%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.45%	to	2.50%	246,971	38.50	to	30.84	8,566,887	0.00%	29.33%	to	26.67%
2019	0.45%	to	2.50%	292,166	29.77	to	24.35	7,873,262	3.93%	29.63%	to	26.96%
2018	0.45%	to	2.50%	337,722	22.96	to	19.18	7,056,935	0.06%	-3.79%	to	-5.78%
2017	0.45%	to	2.50%	373,917	23.87	to	20.35	8,201,857	0.10%	29.30%	to	26.64%
2016	0.45%	to	2.50%	456,845	18.46	to	16.07	7,850,446	0.89%	1.53%	to	-0.55%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2020	0.45%	to	2.50%	17,318,922	9.81	to	7.79	153,555,790	0.14%	-0.27%	to	-2.32%
2019	0.45%	to	2.50%	14,182,547	9.83	to	7.98	127,246,368	1.53%	1.07%	to	-1.01%
2018	0.45%	to	2.50%	22,580,846	9.73	to	8.06	202,046,573	1.11%	0.68%	to	-1.40%
2017	0.45%	to	2.50%	17,578,319	9.66	to	8.17	157,673,261	0.22%	-0.23%	to	-2.28%
2016	0.45%	to	2.50%	16,351,457	9.69	to	8.37	147,894,571	0.00%	-0.45%	to	-2.49%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	1.15%	to	1.60%	3,083	61.10	to	57.93	183,999	0.00%	59.05%	to	58.33%
2019	1.15%	to	1.60%	3,105	38.41	to	36.59	116,708	0.00%	35.68%	to	35.06%
2018	1.15%	to	1.60%	3,191	28.31	to	27.09	88,546	0.00%	-7.93%	to	-8.35%
2017	1.15%	to	1.60%	3,395	30.75	to	29.56	102,458	0.00%	26.27%	to	25.70%
2016	1.15%	to	1.60%	3,684	24.35	to	23.51	88,222	0.00%	5.24%	to	4.77%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.45%	to	2.45%	371,459	46.79	to	37.68	15,790,536	0.00%	59.78%	to	56.57%
2019	0.45%	to	2.45%	434,104	29.28	to	24.07	11,575,634	0.00%	36.22%	to	33.49%
2018	0.45%	to	2.45%	396,280	21.50	to	18.03	7,773,229	0.00%	-7.47%	to	-9.34%
2017	0.45%	to	2.50%	373,996	23.23	to	19.81	7,963,423	0.00%	26.95%	to	24.34%
2016	0.45%	to	2.50%	260,056	18.30	to	15.93	4,422,763	0.00%	5.58%	to	3.41%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.45%	to	2.15%	288,719	25.86	to	21.52	6,798,554	2.02%	-1.59%	to	-3.27%
2019	0.45%	to	2.45%	338,410	26.28	to	21.60	8,141,954	2.28%	23.29%	to	20.81%
2018	0.45%	to	2.45%	403,068	21.31	to	17.88	7,919,022	1.07%	-13.55%	to	-15.30%
2017	0.45%	to	2.50%	441,461	24.65	to	21.02	10,091,732	1.02%	13.33%	to	11.00%
2016	0.45%	to	2.50%	537,974	21.76	to	18.94	10,940,679	1.66%	17.07%	to	14.66%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.85%	to	2.10%	222,412	18.37	to	17.32	4,018,006	0.32%	12.44%	to	11.02%
2019	0.65%	to	2.10%	254,841	16.46	to	15.60	4,109,781	0.58%	27.25%	to	25.40%
2018	0.65%	to	2.10%	240,496	12.94	to	12.44	3,060,458	0.45%	-5.63%	to	-7.01%
2017	1.00%	to	2.10%	222,396	13.63	to	13.38	3,014,040	0.74%	23.52%	to	22.15%
2016	1.00%	to	1.45%	18,479	11.03	to	11.00	203,468	0.91%	10.33%	to	9.99%	****
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	1.00%	to	1.55%	82,702	16.19	to	15.71	1,334,773	0.77%	12.20%	to	11.58%
2019	1.00%	to	1.55%	91,030	14.43	to	14.08	1,308,863	0.73%	24.79%	to	24.09%
2018	1.00%	to	1.55%	90,296	11.57	to	11.34	1,041,698	0.66%	-6.82%	to	-7.34%
2017	1.00%	to	1.55%	65,533	12.41	to	12.24	812,227	0.83%	17.18%	to	16.53%
2016	1.00%	to	1.35%	23,129	10.59	to	10.54	244,488	1.17%	9.01%	to	8.63%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	0.45%	to	2.50%	761,770	20.66	to	18.74	14,837,614	1.16%	17.99%	to	15.57%
2019	0.45%	to	2.50%	736,194	17.51	to	16.22	12,237,711	1.73%	36.71%	to	33.90%
2018	0.45%	to	2.50%	630,993	12.81	to	12.11	7,720,802	0.58%	-1.99%	to	-4.02%
2017	0.45%	to	2.50%	511,554	13.07	to	12.62	6,445,896	0.29%	26.50%	to	23.90%
2016	0.45%	to	2.50%	339,792	10.33	to	10.18	3,416,507	0.73%	3.31%	to	1.84%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2020	0.45%	to	2.50%	454,095	14.80	to	12.61	6,370,922	1.35%	-6.12%	to	-8.06%
2019	0.45%	to	2.50%	472,761	15.76	to	13.72	7,047,929	1.70%	29.86%	to	27.18%
2018	0.45%	to	2.50%	331,079	12.14	to	10.79	3,835,204	2.12%	-4.49%	to	-6.47%
2017	0.45%	to	2.50%	216,204	12.71	to	11.53	2,637,619	1.92%	5.67%	to	3.50%
2016	0.45%	to	2.50%	203,791	12.03	to	11.14	2,365,581	1.64%	6.70%	to	4.51%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.45%	to	2.15%	2,572,422	17.27	to	15.54	42,580,886	0.95%	18.78%	to	16.75%
2019	0.45%	to	2.15%	2,499,929	14.54	to	13.31	35,040,409	1.05%	24.40%	to	22.27%
2018	0.45%	to	2.15%	2,086,380	11.69	to	10.88	23,628,518	1.23%	-11.74%	to	-13.26%
2017	0.45%	to	2.35%	2,003,529	13.24	to	12.47	25,842,608	1.24%	13.67%	to	11.51%
2016	0.45%	to	2.15%	1,032,165	11.65	to	11.23	11,798,545	1.85%	20.33%	to	18.28%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.45%	to	2.10%	1,641,171	11.21	to	9.54	16,949,397	1.64%	2.37%	to	0.67%
2019	0.45%	to	2.15%	1,501,654	10.95	to	9.43	15,220,927	2.26%	3.62%	to	1.85%
2018	0.45%	to	2.35%	1,703,929	10.57	to	9.12	16,824,333	2.49%	0.36%	to	-1.56%
2017	0.45%	to	2.50%	1,349,905	10.53	to	9.17	13,378,603	1.52%	1.12%	to	-0.95%
2016	0.45%	to	2.50%	1,490,755	10.41	to	9.26	14,691,214	2.31%	2.03%	to	-0.06%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.85%	to	1.65%	101,653	10.57	to	10.11	1,057,621	1.47%	4.29%	to	3.44%
2019	0.85%	to	1.65%	137,389	10.13	to	9.77	1,376,776	2.80%	11.53%	to	10.63%
2018	0.85%	to	1.65%	101,838	9.09	to	8.83	916,281	2.23%	-16.41%	to	-17.09%
2017	0.85%	to	1.65%	81,789	10.87	to	10.66	882,492	2.47%	21.68%	to	20.70%
2016	0.85%	to	1.35%	47,947	8.93	to	8.87	426,427	2.63%	0.26%	to	-0.25%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	1.30%			3,513	9.04			31,741	0.24%	-1.06%
2019	1.30%			3,515	9.13			32,099	1.77%	0.46%
2018	1.30%			3,517	9.09			31,971	1.33%	0.07%
2017	1.30%			6,516	9.08			59,194	0.42%	-0.88%
2016	1.30%			6,519	9.17			59,747	0.01%	-1.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.45%	to	2.20%	398,382	18.85	to	16.74	7,042,028	0.02%	22.14%	to	19.99%
2019	0.45%	to	2.20%	459,283	15.43	to	13.95	6,716,014	0.07%	25.08%	to	22.88%
2018	0.45%	to	2.10%	398,577	12.34	to	11.41	4,702,720	0.01%	-13.03%	to	-14.48%
2017	0.45%	to	2.10%	356,726	14.19	to	13.34	4,889,568	0.00%	12.98%	to	11.11%
2016	0.45%	to	2.10%	342,415	12.56	to	12.01	4,190,932	0.39%	22.28%	to	20.26%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.85%	to	1.65%	203,616	16.28	to	15.57	3,280,875	0.02%	21.32%	to	20.34%
2019	0.85%	to	1.65%	198,949	13.42	to	12.94	2,648,213	0.00%	24.29%	to	23.29%
2018	0.85%	to	1.65%	147,374	10.80	to	10.50	1,581,389	0.00%	-13.58%	to	-14.28%
2017	0.85%	to	1.35%	110,348	12.49	to	12.34	1,374,346	0.00%	12.24%	to	11.68%
2016	0.85%	to	1.35%	26,607	11.13	to	11.05	295,052	0.11%	21.50%	to	20.89%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.45%	to	2.45%	269,724	25.94	to	22.65	6,525,872	0.00%	40.25%	to	37.44%
2019	0.45%	to	2.45%	366,612	18.49	to	16.48	6,364,179	0.00%	35.10%	to	32.39%
2018	0.45%	to	2.45%	368,271	13.69	to	12.45	4,779,433	0.00%	-8.36%	to	-10.21%
2017	0.45%	to	2.50%	378,111	14.94	to	13.84	5,389,604	0.00%	24.36%	to	21.81%
2016	0.45%	to	2.50%	220,195	12.01	to	11.36	2,561,937	0.00%	7.82%	to	5.60%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	0.85%	to	1.65%	224,995	20.18	to	19.31	4,471,474	0.00%	39.32%	to	38.20%
2019	0.85%	to	1.65%	274,067	14.49	to	13.97	3,919,267	0.00%	34.23%	to	33.14%
2018	0.85%	to	1.65%	137,561	10.79	to	10.49	1,470,587	0.00%	-9.00%	to	-9.74%
2017	0.85%	to	1.65%	91,578	11.86	to	11.63	1,079,398	0.00%	23.59%	to	22.60%
2016	0.85%	to	1.65%	45,722	9.60	to	9.48	437,082	0.00%	7.14%	to	6.28%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.45%	to	2.35%	197,758	14.11	to	12.41	2,609,376	0.07%	4.68%	to	2.68%
2019	0.45%	to	2.45%	243,444	13.48	to	12.01	3,094,701	1.03%	18.46%	to	16.09%
2018	0.45%	to	2.45%	306,459	11.38	to	10.35	3,323,110	0.69%	-17.33%	to	-19.00%
2017	0.45%	to	2.50%	347,227	13.77	to	12.75	4,602,224	0.41%	8.57%	to	6.34%
2016	0.45%	to	2.50%	502,461	12.68	to	11.99	6,191,231	0.75%	25.37%	to	22.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.85%	to	1.65%	258,015	12.48	to	11.94	3,156,011	0.00%	4.06%	to	3.22%
2019	0.85%	to	1.65%	228,530	11.99	to	11.56	2,691,485	1.02%	17.68%	to	16.73%
2018	0.85%	to	1.65%	161,242	10.19	to	9.91	1,620,601	0.53%	-17.83%	to	-18.50%
2017	0.85%	to	1.65%	110,595	12.40	to	12.16	1,358,132	0.40%	7.83%	to	6.96%
2016	0.85%	to	1.65%	55,859	11.50	to	11.36	639,253	0.61%	24.55%	to	23.55%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.45%	to	2.20%	104,470	20.62	to	18.31	2,012,551	0.75%	9.86%	to	7.93%
2019	0.45%	to	2.45%	192,422	18.77	to	16.72	3,393,260	1.09%	28.72%	to	26.14%
2018	0.45%	to	2.10%	134,325	14.58	to	13.48	1,876,142	1.16%	-0.46%	to	-2.11%
2017	0.45%	to	2.30%	277,662	14.65	to	13.67	3,908,621	1.11%	19.98%	to	17.76%
2016	0.45%	to	2.30%	172,307	12.21	to	11.61	2,046,898	1.12%	10.89%	to	8.83%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	0.85%	to	1.65%	81,166	17.33	to	16.58	1,381,257	0.81%	9.12%	to	8.24%
2019	1.00%	to	1.65%	87,058	15.77	to	15.31	1,364,680	1.36%	27.73%	to	26.89%
2018	1.00%	to	1.65%	32,053	12.35	to	12.07	394,913	0.84%	-1.28%	to	-1.93%
2017	1.00%	to	1.65%	29,423	12.51	to	12.31	367,583	0.74%	19.05%	to	18.27%
2016	1.00%	to	1.65%	44,266	10.51	to	10.41	464,063	2.38%	10.05%	to	9.33%
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
2020	0.65%	to	1.95%	101,023	11.31	to	10.43	1,106,988	0.79%	7.55%	to	6.15%
2019	0.45%	to	1.95%	130,782	10.63	to	9.83	1,340,578	0.17%	14.74%	to	13.01%
2018	0.45%	to	2.10%	107,206	9.26	to	8.64	962,734	0.00%	-7.20%	to	-8.75%
2017	1.00%	to	2.10%	98,826	9.81	to	9.47	962,498	0.00%	5.62%	to	4.45%
2016	1.00%	to	2.10%	59,659	9.29	to	9.07	550,574	0.00%	-1.64%	to	-2.73%
Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)
2020	1.15%	to	2.35%	78,364	11.49	to	10.53	882,747	1.70%	3.99%	to	2.73%
2019	1.15%	to	2.35%	79,560	11.05	to	10.25	863,721	1.22%	13.57%	to	12.20%
2018	1.00%	to	2.35%	109,073	9.81	to	9.14	1,041,618	0.38%	-9.55%	to	-10.79%
2017	1.15%	to	2.10%	178,486	10.77	to	10.35	1,888,646	0.36%	9.08%	to	8.04%
2016	1.15%	to	2.10%	183,811	9.88	to	9.58	1,791,410	0.17%	7.96%	to	6.93%
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2020	0.45%	to	2.50%	1,802,935	10.66	to	9.09	17,971,764	2.23%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	1,667,441	10.46	to	9.10	16,229,826	4.03%	2.49%	to	0.38%
2018	0.45%	to	2.50%	2,189,379	10.20	to	9.07	20,959,037	2.61%	-6.50%	to	-8.44%
2017	0.45%	to	2.50%	2,526,208	10.91	to	9.90	26,210,106	2.26%	2.41%	to	0.30%
2016	0.45%	to	2.50%	2,727,517	10.65	to	9.87	27,966,818	0.02%	12.68%	to	10.37%
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2020	0.45%	to	2.35%	288,517	10.43	to	8.84	2,725,661	1.94%	-6.40%	to	-8.18%
2019	0.45%	to	2.50%	368,633	11.14	to	9.52	3,760,545	2.30%	7.24%	to	5.03%
2018	0.45%	to	2.50%	455,319	10.39	to	9.06	4,380,366	1.97%	-3.75%	to	-5.74%
2017	0.45%	to	2.50%	586,180	10.79	to	9.61	5,920,755	0.79%	1.66%	to	-0.43%
2016	0.45%	to	2.50%	756,697	10.61	to	9.66	7,615,979	0.00%	3.90%	to	1.77%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2020	0.45%	to	2.20%	336,037	11.84	to	10.44	3,728,860	2.68%	4.22%	to	2.39%
2019	0.45%	to	2.45%	366,629	11.36	to	10.03	3,927,743	4.31%	4.36%	to	2.26%
2018	0.45%	to	2.45%	398,031	10.89	to	9.81	4,116,594	2.80%	0.47%	to	-1.56%
2017	0.45%	to	2.45%	317,179	10.84	to	9.97	3,287,563	1.63%	4.44%	to	2.34%
2016	0.45%	to	2.45%	297,378	10.38	to	9.74	2,982,256	1.62%	4.16%	to	2.08%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.45%	to	2.35%	339,247	14.09	to	11.70	4,326,749	4.79%	7.42%	to	5.37%
2019	0.45%	to	2.35%	569,470	13.12	to	11.10	6,842,023	2.78%	11.24%	to	9.12%
2018	0.45%	to	2.45%	669,750	11.79	to	10.09	7,284,809	2.92%	-5.87%	to	-7.78%
2017	0.45%	to	2.45%	877,703	12.53	to	10.94	10,211,903	4.50%	12.87%	to	10.61%
2016	0.45%	to	2.50%	926,387	11.10	to	9.87	9,638,474	2.69%	12.40%	to	10.09%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	0.45%	to	2.35%	396,220	16.96	to	13.81	6,195,225	4.48%	6.10%	to	4.08%
2019	0.45%	to	2.35%	407,891	15.98	to	13.27	6,035,986	4.30%	14.14%	to	11.96%
2018	0.45%	to	2.35%	285,406	14.00	to	11.85	3,718,938	4.02%	-5.26%	to	-7.07%
2017	0.45%	to	2.20%	307,657	14.78	to	12.90	4,240,109	4.98%	9.29%	to	7.37%
2016	0.45%	to	2.15%	274,015	13.52	to	12.06	3,481,123	5.25%	12.71%	to	10.79%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.45%	to	2.35%	191,575	13.44	to	10.94	2,367,755	4.87%	10.16%	to	8.06%
2019	0.45%	to	2.35%	187,718	12.20	to	10.13	2,117,123	1.89%	6.44%	to	4.41%
2018	0.45%	to	2.35%	162,516	11.46	to	9.70	1,721,781	3.13%	-4.51%	to	-6.34%
2017	0.45%	to	2.10%	207,882	12.00	to	10.56	2,316,528	1.78%	10.24%	to	8.42%
2016	0.45%	to	2.50%	138,822	10.89	to	9.48	1,407,239	1.17%	2.44%	to	0.34%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2020	0.85%	to	1.95%	322,091	11.35	to	10.90	3,630,741	5.46%	4.55%	to	3.39%
2019	0.45%	to	1.95%	406,910	10.98	to	10.54	4,378,921	1.66%	6.42%	to	4.82%
2018	0.45%	to	2.20%	287,067	10.31	to	10.01	2,922,984	1.32%	1.55%	to	-0.24%
2017	0.85%	to	1.85%	193,168	10.13	to	10.06	1,952,631	22.87%	1.28%	to	0.61%	****
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
2020	0.45%	to	2.35%	311,056	13.55	to	11.03	3,754,278	2.28%	9.51%	to	7.42%
2019	0.45%	to	2.50%	302,972	12.37	to	10.12	3,381,535	2.35%	5.54%	to	3.37%
2018	0.45%	to	2.50%	336,153	11.72	to	9.79	3,587,679	5.48%	-4.72%	to	-6.70%
2017	0.45%	to	2.50%	474,895	12.31	to	10.49	5,376,317	1.82%	8.03%	to	5.82%
2016	0.45%	to	2.50%	529,621	11.39	to	9.92	5,609,974	1.42%	3.48%	to	1.35%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2020	0.45%	to	2.35%	661,036	18.11	to	14.75	10,869,016	4.74%	5.14%	to	3.13%
2019	0.45%	to	2.50%	1,391,901	17.23	to	14.09	21,897,144	4.95%	14.10%	to	11.75%
2018	0.45%	to	2.50%	741,588	15.10	to	12.61	10,341,823	5.11%	-3.19%	to	-5.20%
2017	0.45%	to	2.50%	1,602,379	15.60	to	13.30	23,260,174	4.72%	6.04%	to	3.86%
2016	0.45%	to	2.50%	2,423,168	14.71	to	12.81	33,477,356	5.17%	11.85%	to	9.55%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2020	0.45%	to	2.15%	1,515,055	11.92	to	11.19	17,592,818	4.47%	5.91%	to	4.10%
2019	0.45%	to	2.15%	1,627,886	11.25	to	10.75	17,947,815	3.45%	7.97%	to	6.13%
2018	0.45%	to	2.20%	1,030,680	10.42	to	10.12	10,630,845	3.11%	-0.17%	to	-1.93%
2017	0.45%	to	2.10%	308,774	10.44	to	10.32	3,204,014	1.57%	4.39%	to	3.24%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.45%	to	2.35%	1,710,033	11.11	to	9.22	17,170,918	1.08%	2.43%	to	0.47%
2019	0.45%	to	2.35%	1,618,232	10.85	to	9.18	15,989,076	2.69%	3.46%	to	1.48%
2018	0.45%	to	2.45%	1,508,835	10.48	to	8.97	14,627,623	1.78%	-0.22%	to	-2.23%
2017	0.45%	to	2.50%	1,578,738	10.51	to	9.15	15,417,902	1.25%	0.80%	to	-1.27%
2016	0.45%	to	2.50%	2,009,748	10.42	to	9.26	19,677,093	1.38%	0.85%	to	-1.22%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2020	0.45%	to	2.35%	392,016	6.70	to	5.45	2,356,070	5.96%	0.77%	to	-1.15%
2019	0.45%	to	2.50%	383,884	6.65	to	5.44	2,307,431	4.38%	10.85%	to	8.57%
2018	0.45%	to	2.50%	375,612	6.00	to	5.01	2,041,242	1.93%	-14.59%	to	-16.36%
2017	0.45%	to	2.50%	441,128	7.02	to	5.99	2,828,075	11.15%	1.59%	to	-0.50%
2016	0.45%	to	2.50%	436,023	6.91	to	6.02	2,791,510	0.99%	14.36%	to	12.01%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	0.85%	to	1.65%	954,440	10.60	to	10.14	9,966,860	1.13%	1.27%	to	0.46%
2019	0.85%	to	1.65%	614,789	10.47	to	10.10	6,363,966	2.33%	1.82%	to	1.00%
2018	0.85%	to	1.65%	508,079	10.28	to	10.00	5,168,162	2.11%	0.56%	to	-0.26%
2017	0.85%	to	1.65%	300,317	10.23	to	10.02	3,045,668	1.61%	1.44%	to	0.62%
2016	0.85%	to	1.35%	118,194	10.08	to	10.01	1,186,767	1.50%	1.40%	to	0.89%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.45%	to	2.35%	2,566,206	13.59	to	11.28	32,286,771	2.00%	8.04%	to	5.98%
2019	0.45%	to	2.45%	2,273,091	12.58	to	10.55	26,632,345	2.91%	7.76%	to	5.60%
2018	0.45%	to	2.45%	2,172,893	11.68	to	9.99	23,791,605	2.45%	-1.08%	to	-3.08%
2017	0.45%	to	2.50%	2,161,616	11.80	to	10.28	24,056,923	1.93%	4.35%	to	2.20%
2016	0.45%	to	2.50%	1,973,591	11.31	to	10.05	21,125,209	1.99%	2.12%	to	0.03%
ProFund VP Asia 30 (PROA30)
2020	0.45%	to	2.10%	86,278	17.23	to	14.41	1,339,522	0.94%	34.94%	to	32.70%
2019	0.45%	to	2.10%	88,772	12.77	to	10.86	1,032,019	0.22%	25.74%	to	23.65%
2018	0.45%	to	2.10%	105,793	10.15	to	8.78	988,559	0.43%	-18.96%	to	-20.32%
2017	0.45%	to	2.10%	167,785	12.53	to	11.02	1,944,286	0.00%	32.28%	to	30.10%
2016	0.45%	to	2.10%	143,905	9.47	to	8.47	1,271,269	1.07%	0.19%	to	-1.47%
ProFund VP Access High Yield Fund (PROAHY)
2020	0.45%	to	2.15%	479,034	17.65	to	14.69	7,679,550	2.43%	-0.51%	to	-2.21%
2019	0.45%	to	2.15%	935,570	17.75	to	15.03	15,411,582	6.22%	11.92%	to	10.01%
2018	0.45%	to	2.15%	270,651	15.86	to	13.66	3,931,262	3.15%	-1.06%	to	-2.76%
2017	0.45%	to	2.15%	588,901	16.03	to	14.05	8,831,381	2.97%	4.32%	to	2.55%
2016	0.45%	to	2.50%	2,239,656	15.36	to	13.37	33,011,718	3.27%	8.51%	to	6.28%
ProFund VP Biotechnology (PROBIO)
2020	0.45%	to	2.50%	158,339	37.22	to	30.44	5,324,274	0.02%	14.86%	to	12.49%
2019	0.45%	to	2.50%	170,578	32.41	to	27.06	5,033,424	0.00%	15.93%	to	13.54%
2018	0.45%	to	2.50%	199,497	27.96	to	23.83	5,127,164	0.00%	-7.17%	to	-9.09%
2017	0.45%	to	2.50%	204,680	30.11	to	26.22	5,713,562	0.00%	21.99%	to	19.49%
2016	0.45%	to	2.50%	199,002	24.69	to	21.94	4,604,995	0.00%	-15.86%	to	-17.59%
ProFund VP Bull (PROBL)
2020	0.45%	to	1.95%	180,015	30.03	to	25.54	4,868,945	0.11%	15.51%	to	13.77%
2019	0.45%	to	2.10%	295,157	26.00	to	22.12	6,997,187	0.20%	28.30%	to	26.18%
2018	0.45%	to	2.10%	288,007	20.26	to	17.53	5,377,030	0.00%	-6.57%	to	-8.13%
2017	0.45%	to	2.50%	546,147	21.69	to	18.49	11,012,733	0.00%	18.81%	to	16.37%
2016	0.45%	to	2.50%	767,266	18.25	to	15.89	13,105,082	0.00%	9.17%	to	6.93%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Basic Materials (PROBM)
2020	0.45%	to	2.15%	108,885	13.79	to	11.68	1,341,922	0.62%	15.96%	to	13.98%
2019	1.00%	to	2.15%	123,747	11.34	to	10.24	1,332,078	0.35%	16.54%	to	15.19%
2018	0.45%	to	2.15%	198,553	10.15	to	8.89	1,837,646	0.22%	-18.03%	to	-19.44%
2017	0.45%	to	2.15%	1,209,541	12.38	to	11.04	13,903,137	0.45%	22.40%	to	20.32%
2016	0.45%	to	2.15%	708,738	10.11	to	9.17	6,742,656	0.61%	17.96%	to	15.95%
ProFund VP Banks (PROBNK)
2020	1.15%	to	2.45%	46,220	18.17	to	15.99	806,241	1.93%	-16.19%	to	-17.29%
2019	0.45%	to	2.45%	84,306	23.05	to	19.33	1,755,754	0.85%	35.81%	to	33.09%
2018	0.45%	to	2.45%	107,150	16.97	to	14.53	1,662,740	0.35%	-18.27%	to	-19.92%
2017	0.45%	to	2.45%	183,886	20.76	to	18.14	3,531,126	0.25%	17.39%	to	15.04%
2016	0.45%	to	2.45%	236,108	17.69	to	15.77	3,905,956	0.22%	22.68%	to	20.22%
ProFund VP Bear (PROBR)
2020	0.45%	to	1.85%	104,573	1.67	to	1.44	161,552	0.28%	-25.95%	to	-26.99%
2019	0.45%	to	1.85%	105,765	2.26	to	1.97	219,592	0.10%	-23.29%	to	-24.37%
2018	0.45%	to	1.90%	127,905	2.94	to	2.59	347,610	0.00%	3.58%	to	2.07%
2017	0.45%	to	1.90%	161,839	2.84	to	2.54	425,996	0.00%	-18.33%	to	-19.52%
2016	0.45%	to	2.10%	242,023	3.48	to	3.11	788,514	0.00%	-13.44%	to	-14.87%
ProFund VP Consumer Goods (PROCG)
2020	0.45%	to	2.50%	152,990	26.28	to	21.49	3,644,806	0.85%	30.46%	to	27.78%
2019	0.45%	to	2.50%	122,558	20.14	to	16.82	2,258,486	1.37%	25.99%	to	23.40%
2018	0.45%	to	2.50%	118,398	15.99	to	13.63	1,740,145	1.01%	-15.19%	to	-16.95%
2017	0.45%	to	2.50%	137,173	18.85	to	16.41	2,406,014	0.76%	14.54%	to	12.19%
2016	0.45%	to	2.50%	223,172	16.46	to	14.63	3,428,554	0.88%	3.08%	to	0.96%
ProFund VP Consumer Services (PROCS)
2020	0.45%	to	2.50%	114,259	37.14	to	30.38	3,839,652	0.00%	27.77%	to	25.14%
2019	0.45%	to	2.50%	151,101	29.07	to	24.27	4,007,019	0.00%	24.08%	to	21.52%
2018	0.45%	to	2.50%	255,156	23.43	to	19.97	5,512,735	0.00%	0.16%	to	-1.91%
2017	0.45%	to	2.15%	479,056	23.39	to	20.86	10,422,922	0.00%	17.84%	to	15.83%
2016	0.45%	to	2.15%	420,130	19.85	to	18.01	7,857,628	0.00%	3.72%	to	1.95%
ProFund VP Europe 30 (PROE30)
2020	1.15%	to	2.15%	117,813	11.78	to	10.57	1,330,025	2.41%	-10.28%	to	-11.19%
2019	1.15%	to	2.45%	171,311	13.13	to	11.55	2,162,370	2.55%	16.43%	to	14.90%
2018	1.15%	to	2.45%	307,262	11.28	to	10.05	3,332,833	2.46%	-15.12%	to	-16.25%
2017	0.45%	to	2.45%	329,321	14.02	to	12.00	4,231,690	2.17%	19.17%	to	16.79%
2016	0.45%	to	2.45%	266,682	11.77	to	10.28	2,905,976	2.62%	7.33%	to	5.17%
ProFund VP Emerging Markets (PROEM)
2020	0.45%	to	2.35%	204,674	13.35	to	10.87	2,439,966	0.61%	26.15%	to	23.74%
2019	0.45%	to	2.45%	293,464	10.58	to	8.70	2,834,625	0.42%	23.68%	to	21.19%
2018	0.45%	to	2.45%	407,894	8.56	to	7.18	3,193,815	0.25%	-15.65%	to	-17.36%
2017	0.45%	to	2.45%	961,453	10.15	to	8.69	8,997,702	0.07%	32.66%	to	30.01%
2016	0.45%	to	2.45%	538,359	7.65	to	6.68	3,857,383	0.23%	10.51%	to	8.30%
ProFund VP Financials (PROFIN)
2020	0.45%	to	2.50%	107,645	22.88	to	18.71	2,212,031	0.55%	-2.21%	to	-4.23%
2019	0.45%	to	2.50%	211,903	23.39	to	19.53	4,507,432	0.57%	29.68%	to	27.01%
2018	0.45%	to	2.50%	222,206	18.04	to	15.38	3,681,746	0.39%	-10.83%	to	-12.68%
2017	0.45%	to	2.50%	411,042	20.23	to	17.61	7,735,315	0.40%	17.66%	to	15.24%
2016	0.45%	to	2.50%	539,835	17.19	to	15.28	8,705,406	0.34%	14.80%	to	12.44%
ProFund VP U.S. Government Plus (PROGVP)
2020	0.45%	to	2.15%	64,348	22.50	to	18.73	1,307,753	0.04%	20.15%	to	18.09%
2019	0.45%	to	2.15%	59,207	18.73	to	15.86	991,472	0.80%	17.69%	to	15.68%
2018	0.45%	to	2.15%	98,785	15.91	to	13.71	1,434,467	0.93%	-5.85%	to	-7.47%
2017	0.45%	to	2.15%	78,670	16.90	to	14.81	1,213,650	0.45%	9.00%	to	7.14%
2016	0.45%	to	2.15%	99,532	15.51	to	13.83	1,428,728	0.00%	-0.76%	to	-2.45%
ProFund VP Health Care (PROHC)
2020	0.45%	to	2.50%	283,042	32.72	to	26.76	8,342,290	0.00%	13.92%	to	11.58%
2019	0.45%	to	2.50%	299,438	28.72	to	23.98	7,809,334	0.00%	18.83%	to	16.39%
2018	0.45%	to	2.50%	468,993	24.17	to	20.60	10,424,617	0.00%	3.96%	to	1.81%
2017	0.45%	to	2.50%	427,976	23.24	to	20.24	9,224,591	0.00%	20.37%	to	17.90%
2016	0.45%	to	2.50%	406,975	19.31	to	17.16	7,373,999	0.00%	-4.48%	to	-6.45%
ProFund VP Industrials (PROIND)
2020	0.45%	to	1.95%	137,088	26.31	to	22.72	3,275,335	0.15%	16.24%	to	14.48%
2019	0.45%	to	2.10%	215,109	22.64	to	19.58	4,453,874	0.00%	29.91%	to	27.75%
2018	0.45%	to	2.10%	210,118	17.43	to	15.33	3,377,934	0.08%	-13.16%	to	-14.61%
2017	0.45%	to	2.35%	809,946	20.07	to	17.65	15,114,755	0.18%	21.85%	to	19.53%
2016	0.45%	to	2.35%	792,642	16.47	to	14.77	12,284,545	0.24%	17.02%	to	14.79%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP International (PROINT)
2020	0.45%	to	1.90%	59,105	13.97	to	11.95	747,861	0.46%	4.43%	to	2.90%
2019	0.45%	to	2.15%	85,671	13.38	to	11.33	1,044,127	0.30%	18.73%	to	16.71%
2018	0.45%	to	2.15%	168,183	11.27	to	9.71	1,744,744	0.00%	-16.14%	to	-17.58%
2017	0.45%	to	2.15%	471,324	13.44	to	11.78	5,857,806	0.00%	21.25%	to	19.19%
2016	0.45%	to	2.15%	184,497	11.08	to	9.88	1,918,056	0.00%	-1.37%	to	-3.05%
ProFund VP Japan (PROJP)
2020	0.65%	to	1.95%	60,367	19.91	to	17.30	1,097,012	0.26%	15.18%	to	13.67%
2019	0.45%	to	1.95%	58,131	17.63	to	15.22	927,591	0.12%	19.46%	to	17.66%
2018	0.45%	to	1.95%	108,051	14.76	to	12.94	1,451,889	0.00%	-12.03%	to	-13.37%
2017	0.45%	to	2.15%	130,637	16.77	to	14.70	2,025,863	0.00%	17.92%	to	15.91%
2016	0.45%	to	2.15%	131,868	14.23	to	12.68	1,748,199	0.00%	-0.04%	to	-1.74%
ProFund VP NASDAQ-100 (PRON)
2020	0.45%	to	2.35%	311,445	55.26	to	45.00	15,478,251	0.00%	44.91%	to	42.15%
2019	0.45%	to	2.45%	297,895	38.13	to	31.35	10,348,193	0.00%	36.09%	to	33.35%
2018	0.45%	to	2.45%	430,013	28.02	to	23.51	11,016,876	0.00%	-2.31%	to	-4.29%
2017	0.45%	to	2.45%	416,081	28.68	to	24.56	11,037,773	0.00%	29.79%	to	27.19%
2016	0.45%	to	2.45%	513,642	22.10	to	19.31	10,640,584	0.00%	4.78%	to	2.68%
ProFund VP Internet (PRONET)
2020	0.45%	to	2.10%	180,824	48.44	to	41.22	7,950,385	0.00%	50.14%	to	47.66%
2019	0.45%	to	2.15%	193,641	32.26	to	27.79	5,710,690	0.00%	17.50%	to	15.50%
2018	0.45%	to	2.35%	270,452	27.46	to	23.69	6,850,378	0.00%	4.46%	to	2.45%
2017	0.45%	to	2.45%	248,719	26.29	to	22.96	6,102,225	0.00%	35.44%	to	32.73%
2016	0.45%	to	2.45%	231,575	19.41	to	17.30	4,238,715	0.00%	5.06%	to	2.95%
ProFund VP Oil & Gas (PROOG)
2020	0.45%	to	2.15%	473,384	6.47	to	5.39	2,715,035	2.34%	-34.76%	to	-35.87%
2019	0.45%	to	2.50%	471,307	9.92	to	8.11	4,183,328	1.32%	8.03%	to	5.80%
2018	0.45%	to	2.50%	667,510	9.18	to	7.67	5,541,878	1.49%	-20.58%	to	-22.23%
2017	0.45%	to	2.50%	1,078,772	11.57	to	9.86	11,351,303	1.17%	-3.61%	to	-5.59%
2016	0.45%	to	2.50%	1,258,835	12.00	to	10.44	13,903,142	1.35%	23.63%	to	21.09%
ProFund VP Pharmaceuticals (PROPHR)
2020	1.15%	to	2.50%	71,865	22.01	to	19.27	1,515,965	0.11%	11.22%	to	9.70%
2019	1.15%	to	2.50%	72,161	19.79	to	17.56	1,368,833	0.82%	12.73%	to	11.19%
2018	0.45%	to	2.50%	114,663	18.53	to	15.80	1,933,296	0.91%	-6.62%	to	-8.56%
2017	0.45%	to	2.50%	102,623	19.84	to	17.27	1,870,010	0.86%	9.86%	to	7.61%
2016	0.45%	to	2.50%	137,426	18.06	to	16.05	2,312,517	0.82%	-4.17%	to	-6.13%
ProFund VP Precious Metals (PROPM)
2020	0.45%	to	2.20%	780,670	5.58	to	4.70	3,919,450	0.21%	23.55%	to	21.38%
2019	0.45%	to	2.50%	756,943	4.51	to	3.77	3,095,173	0.04%	45.32%	to	42.33%
2018	0.45%	to	2.50%	599,884	3.11	to	2.65	1,703,984	0.00%	-13.86%	to	-15.65%
2017	0.45%	to	2.50%	1,078,639	3.61	to	3.14	3,596,520	0.00%	4.81%	to	2.65%
2016	0.45%	to	2.50%	1,076,007	3.44	to	3.06	3,478,027	0.00%	55.12%	to	51.93%
ProFund VP Real Estate (PRORE)
2020	1.15%	to	2.10%	132,130	15.75	to	14.34	1,999,020	1.57%	-7.37%	to	-8.26%
2019	0.45%	to	2.50%	186,330	18.07	to	15.09	3,073,256	1.72%	26.19%	to	23.59%
2018	0.45%	to	2.50%	179,981	14.32	to	12.21	2,368,094	2.24%	-6.12%	to	-8.07%
2017	0.45%	to	2.50%	198,500	15.26	to	13.28	2,814,335	0.75%	7.56%	to	5.36%
2016	0.45%	to	2.50%	242,989	14.18	to	12.61	3,246,449	1.24%	5.25%	to	3.09%
ProFund VP Rising Rates Opportunity (PRORRO)
2020	1.15%	to	2.15%	144,436	1.92	to	1.73	266,692	0.57%	-27.54%	to	-28.28%
2019	1.15%	to	2.15%	93,206	2.65	to	2.41	242,807	0.25%	-18.37%	to	-19.19%
2018	0.45%	to	2.15%	141,625	3.46	to	2.98	447,831	0.00%	3.69%	to	1.91%
2017	0.45%	to	2.15%	80,657	3.33	to	2.92	249,284	0.00%	-12.30%	to	-13.79%
2016	0.45%	to	2.35%	849,813	3.80	to	3.34	3,009,715	0.00%	-5.59%	to	-7.38%
ProFund VP Semiconductor (PROSCN)
2020	1.15%	to	2.15%	91,570	44.79	to	40.59	3,958,496	0.33%	43.19%	to	41.74%
2019	0.45%	to	2.15%	122,877	33.25	to	28.64	3,716,312	0.33%	49.10%	to	46.56%
2018	0.45%	to	2.15%	117,026	22.30	to	19.54	2,400,558	0.00%	-10.64%	to	-12.17%
2017	0.45%	to	2.45%	248,980	24.95	to	21.80	5,799,352	0.20%	34.95%	to	32.25%
2016	0.45%	to	2.15%	196,042	18.49	to	16.77	3,414,804	0.14%	27.13%	to	24.97%
ProFund VP Short Emerging Markets (PROSEM)
2020	1.15%	to	1.90%	10,455	2.83	to	2.61	28,810	0.19%	-32.54%	to	-33.05%
2019	1.15%	to	1.90%	26,545	4.20	to	3.90	107,253	0.51%	-21.90%	to	-22.49%
2018	1.15%	to	2.15%	17,091	5.38	to	4.92	89,337	0.00%	11.28%	to	10.15%
2017	0.85%	to	2.30%	27,944	4.95	to	4.42	133,537	0.00%	-28.45%	to	-29.50%
2016	1.15%	to	2.30%	16,032	6.78	to	6.27	106,769	0.00%	-17.20%	to	-18.16%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Short International (PROSIN)
2020	0.45%	to	1.90%	32,696	3.08	to	2.64	91,768	0.35%	-17.32%	to	-18.52%
2019	1.15%	to	2.15%	34,625	3.48	to	3.16	118,279	0.49%	-18.37%	to	-19.19%
2018	0.45%	to	2.15%	81,124	4.54	to	3.91	337,240	0.00%	14.95%	to	12.98%
2017	1.15%	to	2.30%	24,141	3.74	to	3.42	86,875	0.00%	-21.55%	to	-22.46%
2016	0.65%	to	2.30%	102,919	4.93	to	4.41	483,657	0.00%	-6.51%	to	-8.06%
ProFund VP Short NASDAQ-100 (PROSN)
2020	1.25%	to	2.15%	7,470	0.74	to	0.67	5,396	0.18%	-43.49%	to	-44.01%
2019	0.45%	to	2.15%	35,106	1.42	to	1.20	47,628	0.24%	-28.38%	to	-29.60%
2018	0.45%	to	2.15%	62,189	1.98	to	1.70	114,021	0.00%	-3.33%	to	-4.99%
2017	1.25%	to	2.15%	60,228	1.92	to	1.79	112,769	0.00%	-26.18%	to	-26.85%
2016	0.45%	to	2.15%	280,028	2.75	to	2.45	709,190	0.00%	-10.46%	to	-11.99%
ProFund VP Technology (PROTEC)
2020	0.45%	to	2.50%	302,431	46.67	to	38.17	12,745,984	0.00%	44.15%	to	41.19%
2019	0.45%	to	2.50%	328,072	32.38	to	27.04	9,623,277	0.00%	44.53%	to	41.56%
2018	0.45%	to	2.50%	399,001	22.40	to	19.10	8,153,457	0.00%	-2.74%	to	-4.75%
2017	0.45%	to	2.15%	619,987	23.03	to	20.54	13,212,314	0.05%	34.58%	to	32.29%
2016	0.45%	to	2.45%	284,726	17.12	to	15.26	4,559,670	0.00%	11.84%	to	9.60%
ProFund VP Telecommunications (PROTEL)
2020	1.15%	to	2.10%	39,573	13.70	to	12.48	524,030	0.86%	1.96%	to	0.98%
2019	1.15%	to	2.10%	35,330	13.43	to	12.36	458,600	1.89%	13.45%	to	12.36%
2018	1.15%	to	2.10%	30,152	11.84	to	11.00	346,747	4.41%	-16.09%	to	-16.90%
2017	0.45%	to	2.35%	66,977	14.79	to	13.01	918,448	3.10%	-2.56%	to	-4.42%
2016	0.45%	to	2.45%	94,732	15.18	to	13.53	1,352,938	1.63%	21.11%	to	18.69%
ProFund VP UltraNASDAQ-100 (PROUN)
2020	0.45%	to	2.10%	200,292	220.98	to	184.94	40,412,495	0.00%	85.46%	to	82.39%
2019	1.15%	to	2.10%	55,271	111.30	to	101.39	5,987,086	0.00%	77.60%	to	75.89%
2018	0.45%	to	2.15%	71,560	66.62	to	57.39	4,393,333	0.00%	-10.04%	to	-11.59%
2017	0.45%	to	2.50%	78,230	74.05	to	63.16	5,342,361	0.00%	67.57%	to	64.14%
2016	0.45%	to	2.50%	118,652	44.19	to	38.48	4,959,448	0.00%	8.13%	to	5.91%
ProFund VP UltraShort NASDAQ-100 (PROUSN)
2020	1.15%	to	1.90%	3,064,367	0.04			128,815	0.31%	-71.79%	to	-72.01%
2019	1.15%	to	1.85%	938,948	0.16	to	0.15	143,150	0.53%	-51.07%	to	-51.42%
2018	1.15%	to	2.15%	1,302,919	0.32	to	0.29	407,004	0.00%	-12.61%	to	-13.50%
2017	1.15%	to	2.15%	612,696	0.37	to	0.34	218,981	0.00%	-45.57%	to	-46.12%
2016	1.15%	to	2.15%	620,012	0.67	to	0.63	405,179	0.00%	-21.13%	to	-21.92%
ProFund VP Utilities (PROUTL)
2020	0.45%	to	2.10%	183,766	21.94	to	18.67	3,634,233	1.44%	-2.84%	to	-4.45%
2019	0.45%	to	2.35%	320,351	22.58	to	19.11	6,600,645	1.19%	22.32%	to	19.99%
2018	0.45%	to	2.35%	685,615	18.46	to	15.92	11,622,549	1.57%	2.42%	to	0.45%
2017	0.45%	to	2.50%	260,362	18.02	to	15.69	4,345,625	2.33%	10.14%	to	7.88%
2016	0.45%	to	2.50%	307,568	16.36	to	14.54	4,714,339	1.16%	14.56%	to	12.21%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.85%	to	1.65%	718,106	15.37	to	14.70	10,845,002	1.52%	4.90%	to	4.06%
2019	0.85%	to	1.65%	494,293	14.65	to	14.13	7,145,265	1.77%	29.30%	to	28.25%
2018	0.85%	to	1.65%	406,601	11.33	to	11.02	4,558,995	0.61%	-9.27%	to	-10.01%
2017	0.85%	to	1.65%	296,870	12.49	to	12.24	3,678,151	1.27%	17.77%	to	16.82%
2016	0.85%	to	1.55%	162,774	10.60	to	10.49	1,718,133	1.40%	12.68%	to	11.89%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2020	1.55%			4	13.48			54	0.00%	34.81%		*	***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.85%	to	1.65%	1,479,758	16.75	to	16.03	24,398,216	0.00%	28.17%	to	27.14%
2019	0.85%	to	1.65%	1,284,265	13.07	to	12.61	16,568,598	0.00%	27.54%	to	26.51%
2018	0.85%	to	1.65%	1,017,768	10.25	to	9.97	10,322,465	0.00%	0.00%	to	-0.82%
2017	0.85%	to	1.65%	740,093	10.25	to	10.05	7,527,628	0.00%	26.23%	to	25.21%
2016	0.85%	to	1.65%	451,417	8.12	to	8.02	3,649,358	0.00%	-11.47%	to	-12.19%
VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)
2020	0.85%	to	1.35%	56,522	11.60	to	11.44	650,746	2.25%	15.90%	to	15.32%
2019	1.00%	to	1.35%	23,508	9.98	to	9.92	234,156	0.23%	28.93%	to	28.47%
2018	1.00%	to	1.35%	14,262	7.74	to	7.72	110,327	0.00%	-22.58%	to	-22.77%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2020	0.85%	to	2.35%	282,879	16.94	to	16.02	4,709,123	3.21%	37.45%	to	35.38%
2019	0.45%	to	1.90%	236,115	12.46	to	11.98	2,876,035	0.00%	38.12%	to	36.11%
2018	0.45%	to	1.95%	284,202	9.02	to	8.79	2,524,700	1.81%	-16.96%	to	-18.21%
2017	1.00%	to	1.65%	45,104	10.71	to	10.66	483,239	0.00%	7.09%	to	6.62%	****
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.45%	to	2.10%	553,456	6.17	to	5.25	3,086,933	1.04%	18.58%	to	16.61%
2019	0.45%	to	2.50%	496,103	5.21	to	4.35	2,347,710	0.00%	11.37%	to	9.07%
2018	0.45%	to	2.50%	560,536	4.67	to	3.98	2,401,058	0.00%	-28.60%	to	-30.08%
2017	0.45%	to	2.50%	688,632	6.55	to	5.70	4,178,307	0.00%	-2.14%	to	-4.15%
2016	0.45%	to	2.50%	877,139	6.69	to	5.94	5,499,904	0.35%	43.06%	to	40.13%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	0.85%	to	1.65%	908,643	8.87	to	8.48	7,937,824	0.74%	17.82%	to	16.87%
2019	0.85%	to	1.65%	976,376	7.53	to	7.26	7,253,739	0.00%	10.60%	to	9.71%
2018	0.85%	to	1.65%	737,610	6.81	to	6.62	4,966,791	0.00%	-29.03%	to	-29.61%
2017	0.85%	to	1.65%	565,610	9.59	to	9.40	5,382,630	0.00%	-2.80%	to	-3.58%
2016	0.85%	to	1.65%	309,007	9.87	to	9.75	3,036,037	0.23%	42.20%	to	41.05%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2020	0.65%	to	1.90%	311,492	10.60	to	10.38	3,276,458	1.16%	-2.19%	to	-3.42%
2019	0.85%	to	1.90%	303,188	10.83	to	10.75	3,274,637	2.56%	8.27%	to	7.51%	****

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.